SEC File Nos.         2-83847
                      811-3734


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-1A

                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 29

                                       and

                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                Amendment No. 29



                             EUROPACIFIC GROWTH FUND
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

                         Registrant's telephone number,
                              including area code:
                                 (213) 486-9200


                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:

                            Richard M. Phillips, Esq.
                           Kirkpatrick & Lockhart LLP
                             Four Embarcadero Center
                         San Francisco, California 94111
                          (Counsel for the Registrant)



                       Approximate date of proposed public
                                   offering:
        It is proposed that this filing become effective on June 1, 2004, pursuant to paragraph (b) of rule 485.

[logo - American Funds (r)]




                                         The right choice for the long term/(R)/




EuroPacific
Growth Fund/(R)/





 PROSPECTUS







 June 1, 2004







TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
10    Management and organization
13    Shareholder information
14    Choosing a share class
16    Purchase and exchange of shares
18    Sales charges
21    Sales charge reductions and waivers
23    Individual Retirement Account (IRA) rollovers
23    Plans of distribution
24    Other compensation to dealers
24    How to sell shares
26    Distributions and taxes
27    Financial highlights


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Basin.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the United States. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings will fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad, and currency fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

EuroPacific Growth Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions. Past results (before and after taxes) are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[bar chart]
1994   1.12%
1995  12.87
1996  18.64
1997   9.19
1998  15.54
1999  56.97
2000 -17.84
2001 -12.18
2002 -13.61
2003  32.91
[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST             29.09%  (quarter ended December 31, 1999)
LOWEST             -17.58%  (quarter ended September 30, 2002)


The fund's total return for the three months ended March 31, 2004, was 6.79%.

                                           EuroPacific Growth Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial or contingent deferred sales charge imposed.

UNLESS OTHERWISE NOTED, REFERENCES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.

The fund's investment results reflect the following sales charges:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline after 12 months and are eliminated after six years.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%. This charge only applies if shares are sold within one year of purchase.

 . Class 529-E and F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA/SM/ ACCOUNT.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 8 reflects the fund's results calculated without sales charges.

EuroPacific Growth Fund / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 4/16/84
 Before taxes                          25.27%   4.16%    7.67%       12.76%
 After taxes on distributions          25.26    3.28     6.38          N/A
 After taxes on distributions and      16.86    3.32     6.11          N/A
sale of fund shares





                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       26.90%     -6.45%
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       30.80       2.20
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       32.84       3.04
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                       25.26       6.05
 CLASS 529-B -- FIRST SOLD 2/19/02
 Before taxes                       26.63       7.63
 CLASS 529-C -- FIRST SOLD 2/15/02
 Before taxes                       30.67       8.51
 CLASS 529-E -- FIRST SOLD 3/7/02
 Before taxes                       32.39       6.34
 CLASS 529-F -- FIRST SOLD 9/16/02
 Before taxes                       32.67      26.74





                                        1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 MSCI EAFE Index/2/                     39.17%   0.26%    4.78%       10.56%
 Lipper International Funds Average/3/  34.74    1.74     4.99        10.41



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 MSCI EAFE (Europe, Australasia, Far East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                           EuroPacific Growth Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,//3/
--------------------------------------------------------------------------------------------
 Maximum initial sales
 charge on purchases    5.75%/4/       none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent      none/5/    5.00%/6/    1.00%/7/         none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees



1 Includes a version of this class offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia.
2 Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans.
3 Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
4 The initial sales charge is reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more.
5 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 12 months following purchases of $1 million or more made without an initial sales charge.
6 The contingent deferred sales charge is reduced after 12 months and eliminated after six years.
7 The contingent deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------
 Management fees                     0.45%    0.45%    0.45%    0.45%
-------------------------------------------------------------------------------
 Distribution and/or service         0.25     1.00     1.00     0.25
 (12b-1) fees/8/
-------------------------------------------------------------------------------
 Other expenses                      0.17     0.17     0.25     0.22
-------------------------------------------------------------------------------
 Total annual fund operating         0.87     1.62     1.70     0.92
 expenses
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees                     0.45%    0.45%    0.45%    0.45%    0.45%
-------------------------------------------------------------------------------
 Distribution and/or service         0.13     1.00     1.00     0.50     0.25
 (12b-1) fees/9/
-------------------------------------------------------------------------------
 Other expenses/10/                  0.33     0.38     0.37     0.33     0.32
-------------------------------------------------------------------------------
 Total annual fund operating         0.91     1.83     1.82     1.28     1.02
 expenses



8 Class A and F 12b-1 fees may not exceed .25% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees will always be 1.00% of each class' average net assets annually.
9 Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees will always be 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class' average net assets annually.
10 Includes .10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

EuroPacific Growth Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 Class A/1/                                 $659    $837    $1,029     $1,586
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           665     911     1,081      1,721
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        165     511       881      1,721
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           273     536       923      2,009
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           173     536       923      2,009
-------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/5/     94     293       509      1,131
-------------------------------------------------------------------------------
 Class 529-A/1/                              663     848     1,050      1,630
-------------------------------------------------------------------------------
 Class 529-B -- assuming redemption/2/       686     976     1,190      1,906
-------------------------------------------------------------------------------
 Class 529-B -- assuming no redemption/3/    186     576       990      1,906
-------------------------------------------------------------------------------
 Class 529-C -- assuming redemption/4/       285     573       985      2,137
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption       185     573       985      2,137
-------------------------------------------------------------------------------
 Class 529-E                                 130     406       702      1,545
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary        104     325       563      1,248
fees/5/



1 Reflects the maximum initial sales charge in the first year.

2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
4 Reflects a contingent deferred sales charge in the first year.
5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .50% to 3.00% of assets annually depending on the services offered.

                                           EuroPacific Growth Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. This policy is subject to change only upon 60 days' notice to shareholders. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indexes. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific Ocean.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

The fund may also hold cash, money market instruments and fixed income securities. The size of the fund's cash and fixed income position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good long-term investment opportunities. The investment adviser believes an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent attractive investment opportunities.

EuroPacific Growth Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 4/16/84
 Before taxes                          32.91%   5.40%    8.31%       13.10%
 After taxes on distributions          32.90    4.51     7.01          N/A
 After taxes on distributions and      21.85    4.39     6.69          N/A
sale of fund shares
-------------------------------------------------------------------------------






                                    1 YEAR   LIFETIME/1/
---------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       31.90%     -5.80%
---------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       31.80       2.20
---------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       32.84       3.04
---------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                       32.91       9.46
---------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/19/02
 Before taxes                       31.63       9.63
---------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/15/02
 Before taxes                       31.67       8.51
---------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/7/02
 Before taxes                       32.39       6.34
---------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/16/02
 Before taxes                       32.67      26.74
---------------------------------------------------------






                                        1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 MSCI EAFE Index/2/                     39.17%   0.26%    4.78%       10.56%
 Lipper International Funds Average/3/  34.74    1.74     4.99        10.41



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 MSCI EAFE (Europe, Australasia, Far East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                           EuroPacific Growth Fund / Prospectus

INDUSTRY DIVERSIFICATION AS OF MARCH 31, 2004
[pie chart]
Commercial banks 9.40%
Pharmaceuticals 8.67
Diversified telecommunication services 7.72
Wireless telecommunication services 5.16
Oil & gas 5.11
Other industries 56.53
Cash & equivalents 7.41
[end pie chart]




                              PERCENT OF                                      PERCENT OF
 PERCENT INVESTED BY COUNTRY  NET ASSETS        TEN LARGEST EQUITY HOLDINGS   NET ASSETS
 Europe                                         AstraZeneca                     2.14%
                                               ------------------------------------------
 United Kingdom                 13.4%           Vodafone                        1.98
------------------------------------------     ------------------------------------------
 Netherlands                     7.9            KPN                             1.57
------------------------------------------     ------------------------------------------
 France                          4.7            Mitsui Sumitomo Insurance       1.47
------------------------------------------     ------------------------------------------
 Switzerland                     4.0            Nestle                          1.35
------------------------------------------     ------------------------------------------
 Germany                         3.9            Unilever                        1.32
------------------------------------------     ------------------------------------------
 Spain                           2.2            Novo Nordisk                    1.30
------------------------------------------     ------------------------------------------
 Norway                          2.1            Telefonica                      1.30
------------------------------------------     ------------------------------------------
 Denmark                         1.6            Cia. Vale do Rio Doce           1.24
------------------------------------------     ------------------------------------------
 Ireland                         1.6            HSBC                            1.17
------------------------------------------     ------------------------------------------
 Italy                           0.9
------------------------------------------
 Sweden                          0.8
------------------------------------------
 Belgium                         0.7
------------------------------------------
 Austria                         0.6
------------------------------------------
 Finland                         0.5
------------------------------------------
 Other Europe                    1.4
------------------------------------------
 Pacific Basin
 Japan                          21.5
------------------------------------------
 South Korea                     5.5
------------------------------------------
 Canada                          4.1
------------------------------------------
 Australia                       3.8
------------------------------------------
 Mexico                          2.7
------------------------------------------
 Taiwan                          2.7
------------------------------------------
 Hong Kong                       0.6
------------------------------------------
 China                           0.5
------------------------------------------
 Other Pacific Basin             1.0
------------------------------------------
 Other
 Brazil                          2.4
------------------------------------------
 Other countries                 1.5
------------------------------------------
 Cash & equivalents              7.4



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

EuroPacific Growth Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

                                           EuroPacific Growth Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. All investment decisions are made within the parameters established by the fund's objective(s) and the policies and oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans and ownership of The Capital Group Companies, the parent company of Capital Research and Management Company. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.

The primary individual portfolio counselors for EuroPacific Growth Fund are:



 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR        PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND      (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------
 MARK E. DENNING                       13 years             Director, Capital Research and Management Company
 President and Trustee           (plus 3 years prior
                               experience as a research     Investment professional for 22 years, all with
                              professional for the fund)    Capital Research and Management Company or
                                                            affiliate

-------------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                     20 years             Senior Vice President, Capital Research Company
 Executive Vice President    (since the fund's inception)
                                                            Investment professional for 38 years in total;
                                                            32 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                    10 years             Senior Vice President, Capital Research and
 Senior Vice President           (plus 7 years prior        Management Company
                               experience as a research
                              professional for the fund)    Investment professional for 19 years, all with
                                                            Capital Research and Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------
 ALWYN W. HEONG                        8 years              Senior Vice President, Capital Research Company
 Vice President                  (plus 3 years prior
                               experience as a research     Investment professional for 16 years in total;
                              professional for the fund)    12 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                        3 years              Senior Vice President, Capital Research Company
 Vice President                  (plus 8 years prior
                               experience as a research     Investment professional for 16 years in total;
                              professional for the fund)    13 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN                       3 years              Vice President, Capital Research and Management
                                 (plus 4 years prior        Company
                               experience as a research
                              professional for the fund)    Investment professional for 18 years in total;
                                                            14 years with Capital Research and Management
                                                            Company or affiliate

EuroPacific Growth Fund / Prospectus

                                           EuroPacific Growth Fund / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133






A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

EuroPacific Growth Fund / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:

 -- Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                                           EuroPacific Growth Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced for purchases of $25,000 or more,
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except a charge of 1.00% applies on certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more made without an initial sales
                         charge)
 12b-1 fees              up to .25% annually (for 529-A shares, may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently .50% annually (may not exceed .75% annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently .25% annually (may not exceed .50% annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none

EuroPacific Growth Fund / Prospectus

Purchase and exchange of shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.


PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

                                           EuroPacific Growth Fund / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASE MINIMUMS AND MAXIMUMS


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    For an automatic investment plan                                        50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                   100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                   500,000



VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the fund's securities that principally trade in those international markets, the securities will be valued at fair value.

EuroPacific Growth Fund / Prospectus

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

                                           EuroPacific Growth Fund / Prospectus

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans (including certain 403(b) plans) not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charges on or before March 31, 2004 may continue to purchase Class A shares without any initial or contingent deferred sales charges.

EuroPacific Growth Fund / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%



For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

CLASS 529-E AND F SHARES

Class 529-E and F shares are sold without any initial or contingent deferred sales charge.

                                           EuroPacific Growth Fund / Prospectus

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds and American Legacy/(R)/ investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A

EuroPacific Growth Fund / Prospectus
 sales charge. If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, and only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS FROM THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, THE STATEMENT OF ADDITIONAL INFORMATION OR YOUR FINANCIAL ADVISER.

                                           EuroPacific Growth Fund / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses of up to .25% for Class A shares; up to .50% for Class 529-A shares; 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

EuroPacific Growth Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's fund sales by that dealer and (b) .02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers outside the top 75 firms.


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

                                           EuroPacific Growth Fund / Prospectus

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and FundsLine Online/(R)/) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

EuroPacific Growth Fund / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes -- unless you are exempt from taxation.

For federal tax purposes, taxable dividends and distributions of short-term capital gains generally are taxable at the applicable rates for ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.


[logo - EuroPacific Growth Fund (r)]

                                           EuroPacific Growth Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.





                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS
                                                                   Net
                                                             gains (losses)
                                     Net asset                on securities
                                      value,        Net      (both realized   Total from
                                     beginning  investment         and        investment
                                     of period    income       unrealized)    operations
-------------------------------------------------------------------------------------------
CLASS A:
Year ended 3/31/2004                  $20.78       $.29         $ 11.50        $ 11.79
Year ended 3/31/2003                   27.23        .25           (6.46)         (6.21)
Year ended 3/31/2002                   28.72        .33           (1.16)          (.83)
Year ended 3/31/2001                   44.61        .69          (12.65)        (11.96)
Year ended 3/31/2000                   30.21        .34           15.74          16.08
-------------------------------------------------------------------------------------------
CLASS B:
Year ended 3/31/2004                   20.65        .08           11.41          11.49
Year ended 3/31/2003                   27.09        .07           (6.43)         (6.36)
Year ended 3/31/2002                   28.56        .11           (1.14)         (1.03)
Year ended 3/31/2001                   44.59        .47          (12.65)        (12.18)
Period from 3/15/2000 to 3/31/2000     43.09        .03            1.47           1.50
-------------------------------------------------------------------------------------------
CLASS C:
Year ended 3/31/2004                   20.58        .06           11.37          11.43
Year ended 3/31/2003                   27.07        .05           (6.42)         (6.37)
Year ended 3/31/2002                   28.56        .06           (1.14)         (1.08)
Period from 3/15/2001 to 3/31/2001     28.87        .06            (.37)          (.31)
-------------------------------------------------------------------------------------------
CLASS F:
Year ended 3/31/2004                   20.75        .27           11.48          11.75
Year ended 3/31/2003                   27.23        .24           (6.46)         (6.22)
Year ended 3/31/2002                   28.72        .26           (1.11)          (.85)
Period from 3/15/2001 to 3/31/2001     29.02        .07            (.37)          (.30)
-------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 3/31/2004                  $20.74       $.27         $ 11.47        $ 11.74
Year ended 3/31/2003                   27.23        .23           (6.45)         (6.22)
Period from 2/15/2002 to 3/31/2002     26.02        .11            1.10           1.21
-------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 3/31/2004                   20.61        .02           11.38          11.40
 Year ended 3/31/2003                  27.21        .02           (6.43)         (6.41)
 Period from 2/19/2002 to 3/31/2002    25.54        .08            1.59           1.67
-------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 3/31/2004                   20.61        .02           11.39          11.41
Year ended 3/31/2003                   27.20        .02           (6.42)         (6.40)
Period from 2/15/2002 to 3/31/2002     26.02        .09            1.09           1.18
-------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 3/31/2004                   20.69        .17           11.44          11.61
 Year ended 3/31/2003                  27.23        .15           (6.44)         (6.29)
 Period from 3/7/2002 to 3/31/2002     27.39        .06            (.22)          (.16)
CLASS 529-F:
Year ended 3/31/2004                   20.74        .24           11.48          11.72
 Period from 9/16/2002 to 3/31/2003    22.67        .16           (1.83)         (1.67)
                                            DIVIDENDS AND DISTRIBUTIONS


                                     Dividends                       Total                                 Net assets,
                                     (from net   Distributions     dividends      Net asset                  end of
                                     investment      (from            and       value, end of    Total       period
                                      income)    capital gains)  distributions     period      return/2/  (in millions)
-------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 3/31/2004                   $(.31)       $   --          $ (.31)        $32.26        57.11%      $32,759
Year ended 3/31/2003                    (.24)           --            (.24)         20.78       (23.16)       20,143
Year ended 3/31/2002                    (.66)           --            (.66)         27.23        (2.63)       27,765
Year ended 3/31/2001                    (.19)        (3.74)          (3.93)         28.72       (28.02)       28,963
Year ended 3/31/2000                    (.29)        (1.39)          (1.68)         44.61        54.32        38,837
-------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 3/31/2004                    (.14)           --            (.14)         32.00        55.95           737
Year ended 3/31/2003                    (.08)           --            (.08)         20.65       (23.79)          387
Year ended 3/31/2002                    (.44)           --            (.44)         27.09        (3.34)          422
Year ended 3/31/2001                    (.11)        (3.74)          (3.85)         28.56       (28.53)          321
Period from 3/15/2000 to 3/31/2000        --            --              --          44.59         3.48            30
-------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 3/31/2004                    (.20)           --            (.20)         31.81        55.76           939
Year ended 3/31/2003                    (.12)           --            (.12)         20.58       (23.80)          275
Year ended 3/31/2002                    (.41)           --            (.41)         27.07        (3.53)          178
Period from 3/15/2001 to 3/31/2001        --            --              --          28.56        (1.07)           10
-------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 3/31/2004                    (.32)           --            (.32)         32.18        57.02         2,449
Year ended 3/31/2003                    (.26)           --            (.26)         20.75       (23.21)          861
Year ended 3/31/2002                    (.64)           --            (.64)         27.23        (2.71)          580
Period from 3/15/2001 to 3/31/2001        --            --              --          28.72        (1.03)            7
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 3/31/2004                   $(.33)       $   --          $ (.33)        $32.15        57.00%      $   104
Year ended 3/31/2003                    (.27)           --            (.27)         20.74       (23.22)           33
Period from 2/15/2002 to 3/31/2002        --            --              --          27.23         4.88             4
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 3/31/2004                    (.15)           --            (.15)         31.86        55.61            24
 Year ended 3/31/2003                   (.19)           --            (.19)         20.61       (23.91)            8
 Period from 2/19/2002 to 3/31/2002       --            --              --          27.21         6.77             1
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 3/31/2004                    (.16)           --            (.16)         31.86        55.66            50
Year ended 3/31/2003                    (.19)           --            (.19)         20.61       (23.88)           15
Period from 2/15/2002 to 3/31/2002        --            --              --          27.20         4.77             1
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 3/31/2004                    (.26)           --            (.26)         32.04        56.45             7
 Year ended 3/31/2003                   (.25)           --            (.25)         20.69       (23.48)            2
 Period from 3/7/2002 to 3/31/2002        --            --              --          27.23         (.36)        --/3/
CLASS 529-F:
Year ended 3/31/2004                    (.33)           --            (.33)         32.13        56.79             6
 Period from 9/16/2002 to 3/31/2003     (.26)           --            (.26)         20.74        (7.57)            1



                                      Ratio of     Ratio of net
                                     expenses to    income to
                                     average net   average net
                                       assets         assets
----------------------------------------------------------------
CLASS A:
Year ended 3/31/2004                    .87 %         1.08 %
Year ended 3/31/2003                    .90           1.06
Year ended 3/31/2002                    .88           1.21
Year ended 3/31/2001                    .84           1.89
Year ended 3/31/2000                    .84            .93
----------------------------------------------------------------
CLASS B:
Year ended 3/31/2004                   1.62            .31
Year ended 3/31/2003                   1.68            .28
Year ended 3/31/2002                   1.65            .41
Year ended 3/31/2001                   1.61           1.40
Period from 3/15/2000 to 3/31/2000      .07            .06
----------------------------------------------------------------
CLASS C:
Year ended 3/31/2004                   1.70            .19
Year ended 3/31/2003                   1.74            .19
Year ended 3/31/2002                   1.77            .22
Period from 3/15/2001 to 3/31/2001      .08            .18
----------------------------------------------------------------
CLASS F:
Year ended 3/31/2004                    .92            .97
Year ended 3/31/2003                    .94           1.00
Year ended 3/31/2002                    .95            .98
Period from 3/15/2001 to 3/31/2001      .05            .22
----------------------------------------------------------------
CLASS 529-A:
Year ended 3/31/2004                    .91 %          .98 %
Year ended 3/31/2003                    .94            .98
Period from 2/15/2002 to 3/31/2002      .13            .42
----------------------------------------------------------------
CLASS 529-B:
Year ended 3/31/2004                   1.83            .06
 Year ended 3/31/2003                  1.86            .07
 Period from 2/19/2002 to 3/31/2002     .20            .29
----------------------------------------------------------------
CLASS 529-C:
Year ended 3/31/2004                   1.82            .07
Year ended 3/31/2003                   1.84            .08
Period from 2/15/2002 to 3/31/2002      .22            .35
----------------------------------------------------------------
CLASS 529-E:
Year ended 3/31/2004                   1.28            .61
 Year ended 3/31/2003                  1.30            .66
 Period from 3/7/2002 to 3/31/2002      .09            .23
CLASS 529-F:
Year ended 3/31/2004                   1.02            .82
 Period from 9/16/2002 to 3/31/2003    1.05/4/        1.31/4/




                                       27

EuroPacific Growth Fund / Prospectus

                                           YEAR ENDED MARCH 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       25%         29%         27%         37%          29%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Total returns exclude all sales charges, including contingent deferred sales charges.

3 Amount less than $1 million.
4 Annualized.
                                           EuroPacific Growth Fund / Prospectus

 [logo - American Funds (r)]

                                         The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
          FOR                      American Funds Service Company
          COLLEGEAMERICA/SM/       800 /421-0180, ext. 529
                                   American FundsLine/(R)/
          FOR 24                   800/325-3590
          -HOUR INFORMATION        FundsLine Online/(R)/
                                   americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------




MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The CollegeAmerica Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[recycled bug - LOGO]







Printed on recycled paper
MFGEPR-916-0604 Litho in USA               Investment Company File No. 811-3734
CGD/RRD/8007
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian       Capital Bank and Trust

 [logo - American Funds (r)]


                                         The right choice for the long term/(R)/




EuroPacific
Growth Fund/(R)/



 PROSPECTUS
 ADDENDUM





 June 1, 2004





 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Class R-5 shares of EuroPacific Growth Fund are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company./SM// /Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R-5
-------------------------------------------------------------------------------
 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none






 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
--------------------------------------------------------------
 Management fees                                    0.45%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees            none
--------------------------------------------------------------
 Other expenses/*/                                  0.16
--------------------------------------------------------------
 Total annual fund operating expenses               0.61



* A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------
 Class R-5                $62     $195     $340       $762
-------------------------------------------------------------

Purchase and exchange of shares -- pages 16-18

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available only to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 18-20

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of Class R-5 shares.

Financial highlights/1/ -- pages 27-28

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS
                                                                   Net
                                                             gains (losses)
                                     Net asset                on securities
                                      value,        Net      (both realized   Total from
                                     beginning  investment         and        investment
                                     of period    income       unrealized)    operations
-------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 3/31/2004                 $20.78       $.35          $11.51         $11.86
 Period from 5/15/2002 to 3/31/2003    27.55        .26           (6.74)         (6.48)
                                            DIVIDENDS AND DISTRIBUTIONS


                                     Dividends                       Total                               Net assets,
                                     (from net   Distributions     dividends      Net asset                end of
                                     investment      (from            and       value, end of   Total      period
                                      income)    capital gains)  distributions     period      return   (in millions)
-----------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 3/31/2004                  $(.38)          --           $(.38)         $32.26       57.49%     $2,473
 Period from 5/15/2002 to 3/31/2003     (.29)          --            (.29)          20.78      (23.71)        782



                                      Ratio of     Ratio of net
                                     expenses to      income
                                     average net    to average
                                       assets       net assets
----------------------------------------------------------------
CLASS R-5:
 Year ended 3/31/2004                   .61 %         1.27 %
 Period from 5/15/2002 to 3/31/2003     .63/2/        1.31/2/





                                           YEAR ENDED MARCH 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       25%         29%         27%         37%          29%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Annualized.

                            EUROPACIFIC GROWTH FUND

                                     Part B
                      Statement of Additional Information

                                June 1, 2004


This document is not a prospectus but should be read in conjunction with the current prospectus of EuroPacific Growth Fund (the "fund" or "EUPAC") dated June 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                            EuroPacific Growth Fund
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        9
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       24
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       29
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       36
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       40
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       42
Shareholder Account Services and Privileges . . . . . . . . . . . .       44
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       47
General Information . . . . . . . . . . . . . . . . . . . . . . . .       48
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       52
Financial Statements




                        EuroPacific Growth Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered AT THE TIME OF PURCHASE, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


INVESTMENT OBJECTIVE

..    Generally, the fund will invest at least 80% of its assets in securities of issuers domiciled in Europe and the Pacific Basin. This policy is subject to change only upon 60 days' notice to shareholders. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indices. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific Ocean.

..    Although the United States is considered part of the Pacific Basin, the fund will normally not purchase equity securities of issuers domiciled in the United States. Cash and cash equivalents issued by U.S. issuers, however, will be treated as Pacific Basin assets.

DEBT SECURITIES

..    The fund may invest up to 5% of its assets in straight debt securities
     (i.e., not convertible into equity) rated Baa or below by Moody's Investors Service ("Moody's") and BBB or below by Standard & Poor's Corporation ("S&P") or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company (the "investment adviser").

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.


                        EuroPacific Growth Fund - Page 2

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $2.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Generally, issuers pay investors interest and repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and increase in value until maturity. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


                        EuroPacific Growth Fund - Page 3

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes, political and corporate developments and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and


                        EuroPacific Growth Fund - Page 4
convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (for example, short-term notes up to 12 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should


                        EuroPacific Growth Fund - Page 5
market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended March 31, 2004 and 2003 were 25% and 29%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are


                        EuroPacific Growth Fund - Page 6
based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:

1. Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of the total assets, the fund may exceed the 5% limitation with regards to investments in the securities of any one foreign government);

2.   Invest in companies for the purpose of exercising control or management;

3. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Invest more than 5% of its total assets in the securities of other investment companies; such investments shall be limited to 3% of the voting stock of any investment company provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction;

5. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

6. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that entering into foreign currency contracts shall not be prohibited by this restriction;

7. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

8. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

9.   Purchase securities on margin;

10. Issue senior securities or borrow money, except as permitted by the 1940 Act, as amended or any rule thereunder, any Securities and Exchange Commission ("SEC") or SEC staff interpretations thereof or any exceptions therefrom which may be granted by the SEC;

11.  Mortgage, pledge or hypothecate its total assets to any extent;

12. Purchase or retain the securities of any issuer, if those individual officers and trustees of the fund, its investment adviser or principal underwriter, each owning beneficially more than ^ of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;


                        EuroPacific Growth Fund - Page 7

13. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

14.  Invest in puts, calls, straddles or spreads, or combinations thereof; or

15. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. As to 75% of the fund's total assets, investments in any one issuer will be limited to no more than 10% of the voting securities of such issuer;

2. The fund does not currently intend to engage in an ongoing or regular securities lending program;

3. The fund will only borrow for temporary or emergency purposes and not for investment in securities; or

4. The fund may not invest more than 15% of the value of its net assets in illiquid securities.


                        EuroPacific Growth Fund - Page 8

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS


                                YEAR FIRST                                         NUMBER OF BOARDS
                    POSITION     ELECTED                                            WITHIN THE FUND
                    WITH THE    A TRUSTEE       PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE       FUND    OF THE FUND/1/             PAST 5 YEARS               TRUSTEE SERVES              BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Elisabeth           Trustee       1991        Senior Partner, ANZI, Ltd.                  3            None
 Allison                                       (mergers and acquisitions, joint
 Age: 57                                       ventures and licensing
                                               consultants); Chief Business
                                               Adviser, Harvard Medical School;
                                               former Senior Vice President,
                                               Development, McGraw Hill
                                               Companies (printing &
                                               publishing)
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox       Trustee       1984        Managing General Partner, Fox               7            Crompton Corporation
 Age: 67                                       Investments LP; former
                                               Professor, University of
                                               California; retired President
                                               and CEO, Foster Farms (poultry
                                               producer)
-----------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh         Trustee       1994        Executive Chairman of the Board,            3            None
 Age: 63                                       Itoh Building Co., Ltd.; former
                                               President, Autosplice KK; former
                                               Managing Partner, VENCA
                                               Management (venture capital)
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling    Trustee       1987        President, American Public Media            6            Irwin Financial
 Age: 62                                       Group                                                    Corporation;
                                                                                                        St. Paul Companies
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald    Trustee       1984        The IBJ Professor of Finance,               8            iStar Financial, Inc.; Plum
 Age: 67                                       Graduate School of Business,                             Creek Timber Co.;
                                               Stanford University                                      Scholastic Corporation;
                                                                                                        Varian, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 William I.          Trustee       1992        Chairman of the Board, Irwin                3            Cummins, Inc.; Tennant
 Miller                                        Financial Corporation                                    Company
 Age: 48
-----------------------------------------------------------------------------------------------------------------------------------
 Alessandro Ovi      Trustee       2002        Special Advisor to the President            2            Korn & Ferry; SEAT (Telecom
 Age: 60                                       of the European Commission;                              Italia); ST
                                               former CEO, Tecnitel                                     Microelectronics
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P.             Trustee       1996        Chairman of the Board and CEO,              6            None
 Pendleton                                     Cairnwood, Inc. (venture capital
 Age: 64                                       investment)
-----------------------------------------------------------------------------------------------------------------------------------




                        EuroPacific Growth Fund - Page 9

                                                  PRINCIPAL OCCUPATION(S) DURING
                                  YEAR FIRST             PAST 5 YEARS AND
                                   ELECTED                POSITIONS HELD              NUMBER OF BOARDS
                     POSITION     A TRUSTEE          WITH AFFILIATED ENTITIES          WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                     WITH THE   AND/OR OFFICER     OR THE PRINCIPAL UNDERWRITER      COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE        FUND     OF THE FUND/1/              OF THE FUND                TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES /4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 Gina H. Despres     Chairman        1999        Senior Vice President, Capital               4            None
 Age: 62             of the                      Research and Management Company;
                     Board                       Vice President, Capital Strategy
                                                 Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Mark E. Denning     President       1994        Director, Capital Research and               1            None
 Age: 46             and                         Management Company; Director, The
                     Trustee                     Capital Group Companies, Inc.*;
                                                 Senior Vice President, Capital
                                                 Research Company*;
-----------------------------------------------------------------------------------------------------------------------------------





                       EuroPacific Growth Fund - Page 10

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                                                                                  PAST 5 YEARS AND POSITIONS HELD
                            POSITION         YEAR FIRST ELECTED                       WITH AFFILIATED ENTITIES
                            WITH THE             AN OFFICER                         OR THE PRINCIPAL UNDERWRITER
   NAME AND AGE               FUND             OF THE FUND/1/                               OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Stephen E. Bepler         Executive                1984         Senior Vice President, Capital Research Company*
 Age: 61                 Vice President
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W.                Senior Vice               1996         Senior Vice President, Capital Research and Management Company;
 Lovelace                  President                             Chairman of the Board, Capital Research Company*; Director,
 Age: 41                                                         American Funds Distributors, Inc.*; Director, The Capital Group
                                                                 Companies, Inc.*;
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer            Vice                  2004         Vice President and Secretary, Capital Research and Management
 Age: 49                   President                             Company; Secretary, American Funds Distributors, Inc.*; Director,
                                                                 Capital Bank and Trust Company
-----------------------------------------------------------------------------------------------------------------------------------
 Nicholas J. Grace            Vice                  2004         Senior Vice President and Director, Capital Research Company*
 Age: 38                   President
-----------------------------------------------------------------------------------------------------------------------------------
 Alwyn W. Heong               Vice                  1998         Senior Vice President, Capital Research Company*
 Age: 44                   President
-----------------------------------------------------------------------------------------------------------------------------------
 Carl M. Kawaja               Vice                  2003         Senior Vice President, Capital Research Company*; Director,
 Age: 39                   President                             Capital International, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Sung Lee                     Vice                  2003         Vice President and Director, Capital Research Company*
 Age: 37                   President
-----------------------------------------------------------------------------------------------------------------------------------
 Hiromi Mizugaki              Vice                  1998         Vice President, Capital Research Company*
 Age: 42                   President
-----------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti          Secretary                1984         Vice President - Fund Business Management Group, Capital Research
 Age: 47                                                         and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould           Treasurer                1993         Vice President - Fund Business Management Group, Capital Research
 Age: 49                                                         and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe           Assistant                1998         Vice President - Fund Business Management Group, Capital Research
 Age: 37                   Treasurer                             and Management Company
-----------------------------------------------------------------------------------------------------------------------------------





                       EuroPacific Growth Fund - Page 11

* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed, except Nicholas J. Grace, Sung Lee and Hiromi
  Mizugaki, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                       EuroPacific Growth Fund - Page 12

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2003


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME                FUND SHARES OWNED             BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Elisabeth Allison              Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                Over $100,000                Over $100,000
-------------------------------------------------------------------------------
 Koichi Itoh                 $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 William H. Kling              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 William I. Miller             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Alessandro Ovi                 $1 - $10,000               $1 - $10,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 Mark E. Denning               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gina H. Despres                $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION - No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $23,000 to Trustees who are not affiliated with the investment adviser, $1,000 for each Board of Trustees meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Trustees.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.


                       EuroPacific Growth Fund - Page 13

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED MARCH 31, 2004


                                                                                                      TOTAL COMPENSATION (INCLUDING
                                                                                                          VOLUNTARILY DEFERRED
                                                                          AGGREGATE COMPENSATION            COMPENSATION/1/)
                                                                          (INCLUDING VOLUNTARILY        FROM ALL FUNDS MANAGED BY
                                                                         DEFERRED COMPENSATION/1/)   CAPITAL RESEARCH AND MANAGEMENT
                                 NAME                                          FROM THE FUND          COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------
 Elisabeth Allison                                                                $30,833                       $ 78,500
------------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox/3/                                                                  31,143                        200,000
------------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh/3/                                                                    31,334                         76,500
------------------------------------------------------------------------------------------------------------------------------------
 William H. Kling/3/                                                               28,000                        121,000
------------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald/3/                                                               27,500                        269,000
------------------------------------------------------------------------------------------------------------------------------------
 William I. Miller/3/                                                              27,500                         70,000
------------------------------------------------------------------------------------------------------------------------------------
 Alessandro Ovi/3/                                                                 28,500                         44,000
------------------------------------------------------------------------------------------------------------------------------------
 Kirk Pendleton/3/                                                                 31,767                        168,000
------------------------------------------------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Trustees. Compensation for the fiscal year ended March 31, 2004 includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2004 fiscal year for participating Trustees is as follows: Robert A. Fox ($420,971), Koichi Itoh ($259,606), William H. Kling ($229,002), John G.
  McDonald ($307,795), William I. Miller ($201,827), Alessandro Ovi ($48,783) and Kirk P. Pendleton ($255,740). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of May 1, 2004, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES - The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 17, 1983. Although the Board of Trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                       EuroPacific Growth Fund - Page 14

The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's retirement plan prospectus and retirement plan statement of additional information.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES - The fund has an Audit Committee comprised of Elisabeth Allison, Robert A. Fox, Koichi Itoh and Kirk P. Pendleton, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Trustees. There were six Audit Committee meetings held during the 2004 fiscal year.


The fund has a Contracts Committee comprised of Elisabeth Allison, Robert A. Fox, Koichi Itoh, William H. Kling, John G. McDonald, William I. Miller, Alessandro Ovi and Kirk P. Pendleton, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. There was one Contracts Committee meeting held during the 2004 fiscal year.


                       EuroPacific Growth Fund - Page 15

The fund has a Nominating Committee comprised of Koichi Itoh, William H. Kling, Alessandro Ovi and Kirk P. Pendleton, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There were two Nominating Committee meetings held during the 2004 fiscal year.


PRINCIPAL FUND SHAREHOLDERS - The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on May 1, 2004:

                         NAME AND ADDRESS                            OWNERSHIP PERCENTAGE
--------------------------------------------------------------------------------------------
 Edward D. Jones & Co.                                               Class A         5.48%
 201 Progress Pkwy.
 Maryland Hts., MO  63043-3009
--------------------------------------------------------------------------------------------
 MLPF&S for the Sole Benefit of its Customers                        Class B         6.49
 4800 Deer Lake Dr. E., Fl. 2                                        Class C        15.89
 Jacksonville, FL  32244-6484
--------------------------------------------------------------------------------------------
 Citigroup Global Markets Inc.                                       Class B         7.24
 333 W. 34th St.                                                     Class C        13.81
 New York, NY  10001-2402                                            Class F         6.03
--------------------------------------------------------------------------------------------
 Charles Schwab & Co. Inc.                                           Class F        15.69
 101 Montgomery St.
 San Francisco, CA  94104-4122
--------------------------------------------------------------------------------------------


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


                       EuroPacific Growth Fund - Page 16

INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees.


In approving the renewal of the Agreement, the Committee gave consideration to a wide variety of factors. The material factors considered by the Committee included the fund's investment results, advisory fees and expense ratios, all which compared favorably to similar funds. The Committee noted in particular that the fund's advisory fees and expenses are substantially lower than those of similar funds. The Committee also reviewed the latest fiscal year financial results of the investment adviser compared to a group of publicly held mutual fund managers. In addition, the Committee considered the strength, reputation, quality and depth of experience of the investment adviser and its investment and administrative personnel. The Committee's action reflects its sense that the advisory fees and other expenses paid by the fund are fair and that shareholders have received reasonable value in return for such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the investment adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.69% on the first $500 million of the fund's average net assets, 0.59% of such assets in excess of $500 million but not exceeding $1.0 billion, 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion, 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.48% of such assets in excess of $2.5



                       EuroPacific Growth Fund - Page 17
billion but not exceeding $4.0 billion, 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion, 0.46% of such assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.45% of such assets in excess of $10.5 billion but not exceeding $17 billion, 0.44% of such assets in excess of $17 billion but not exceeding $21 billion, 0.43% of such net assets in excess of $21 billion but not exceeding $27 billion, 0.425% of such net assets in excess of $27 billion but not exceeding $34 billion, 0.42% of such net assets in excess of $34 billion but not exceeding $44 billion, and 0.415% of such net assets in excess of $44 billion.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended March 31, 2004, 2003 and 2002, the investment adviser received from the fund advisory fees of $144,962,000, $118,384,000 and $130,797,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F and 529 shares will continue in effect until December 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share



                       EuroPacific Growth Fund - Page 18
classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each share class, as applicable.


During the 2004 fiscal period, administrative services fees were:

                                                                           ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------------------------------------
                              CLASS C                                              $  992,000
------------------------------------------------------------------------------------------------------------
                              CLASS F                                               2,604,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-A                                               103,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-B                                                33,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-C                                                60,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-E                                                 7,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-F                                                 5,000
------------------------------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


                       EuroPacific Growth Fund - Page 19

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2004            $6,044,000          $27,055,000
                                                  2003             4,090,000           18,408,000
                                                  2002             4,929,000           22,338,000
                 CLASS B                          2004               702,000            5,754,000
                                                  2003             1,118,000            5,115,000
                                                  2002             1,419,000            5,982,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2004               283,000            1,298,000
                                                  2003               174,000              817,000
                                                  2002                12,000               75,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2004                68,000              398,000
                                                  2003                51,000              344,000
                                                  2002                29,000                3,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to .25% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares,


                       EuroPacific Growth Fund - Page 20
up to 0.50% of the average daily net assets attributable to Class 529-A shares;
(iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of March 31, 2004, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $18,355,000.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


                       EuroPacific Growth Fund - Page 21

During the 2004 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $66,765,000                 $5,521,000
------------------------------------------------------------------------------
        CLASS B                   5,582,000                    606,000
------------------------------------------------------------------------------
        CLASS C                   5,349,000                    761,000
------------------------------------------------------------------------------
        CLASS F                   3,894,000                    498,000
------------------------------------------------------------------------------
      CLASS 529-A                    84,000                     10,000
------------------------------------------------------------------------------
      CLASS 529-B                   154,000                     20,000
------------------------------------------------------------------------------
      CLASS 529-C                   293,000                     40,000
------------------------------------------------------------------------------
      CLASS 529-E                    20,000                      3,000
------------------------------------------------------------------------------
      CLASS 529-F                     8,000                      1,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.


As of March 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.


                       EuroPacific Growth Fund - Page 22

     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.


                       EuroPacific Growth Fund - Page 23

                          TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American


                       EuroPacific Growth Fund - Page 24

Funds, as provided in the prospectus. Dividend and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold


                       EuroPacific Growth Fund - Page 25
     the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


                       EuroPacific Growth Fund - Page 26

SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as "qualified dividends". Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a shareholder meets the requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund on or after May 6, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 15% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales


                       EuroPacific Growth Fund - Page 27
charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                       EuroPacific Growth Fund - Page 28

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                adviser or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial adviser or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------





                       EuroPacific Growth Fund - Page 29

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are available only to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are offered only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all American Funds, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in the American Funds. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.



                       EuroPacific Growth Fund - Page 30

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409




                       EuroPacific Growth Fund - Page 31

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000. . .           5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE.


The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:


     .investments in Class A shares made by endowments or foundations with $50 million or more in assets;

     .investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and


                       EuroPacific Growth Fund - Page 32

     .Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     Employer-sponsored retirement plans (including certain 403(b) plans as described above) not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales Charge Reductions and Waivers."

     Employer-sponsored retirement plans that invested in Class A shares without any sales charges on or before March 31, 2004 may continue to purchase Class A shares without any initial or contingent deferred sales charges.

     OTHER PURCHASES

     A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

     In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


                       EuroPacific Growth Fund - Page 33

     (1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

     (3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

     (4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

     (8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit;

     (9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1


                       EuroPacific Growth Fund - Page 34
million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES


Year of redemption:                 1     2     3     4     5     6     7+
Contingent deferred sales charge:   5%    4%    4%    3%    2%    1%    0%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS 529-E AND CLASS F SALES CHARGE - Class 529-E and F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the


                       EuroPacific Growth Fund - Page 35

Internal Revenue Service's continued position that the conversions are not subject to federal income tax. If the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended. If that happened, no further conversions of Class B or C shares would occur while such suspension remained in effect, and at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a Statement to purchase $1 million or more without a sales charge.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.


                       EuroPacific Growth Fund - Page 36

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, holdings in Endowments (shares of which may be owned only by tax-exempt organizations) and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Shareholder's Advantage, American Legacy III Plus, American Legacy III C Share, American Legacy III View, American Legacy Life, American Legacy Variable Life and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).


                       EuroPacific Growth Fund - Page 37

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases (including, upon your request, purchases for gifts) of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of American Funds money market funds are excluded. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


                       EuroPacific Growth Fund - Page 38

(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) Redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, and only if such termination is specifically provided for in the trust document.

(6) The following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);


                       EuroPacific Growth Fund - Page 39

     .in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment


                       EuroPacific Growth Fund - Page 40
dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


                       EuroPacific Growth Fund - Page 41

The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


                       EuroPacific Growth Fund - Page 42

You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     --Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     --    Requests must be signed by the registered shareholder(s).

     --    A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
             or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     --Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     --You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     --Redemptions by telephone, fax or the Internet (including American
          FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     --Checks must be made payable to the registered shareholder(s).

     --Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     --You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     --You may establish check writing privileges using an account application.

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made


                       EuroPacific Growth Fund - Page 43
             payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


                       EuroPacific Growth Fund - Page 44

AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into other American Funds at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other American Funds within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer or financial adviser, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company


                       EuroPacific Growth Fund - Page 45

Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. For more information, see "Telephone and Internet Purchases, Redemptions and Exchanges" below. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of Shares" above). THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of the American Funds under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or


                       EuroPacific Growth Fund - Page 46
telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.


Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


                       EuroPacific Growth Fund - Page 47

Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended
 March 31, 2004, 2003 and 2002, amounted to $37,886,000, $29,148,000 and
$31,219,000, respectively. The volume of trading activity increased during the fund's 2004 fiscal year, resulting in an increase in total commissions paid on portfolio transactions in that year compared to the previous years.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is: (1) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(3) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund held equity securities of ABN AMRO Holding NV in the amount of $373,248,000 and Deutsche Bank AG in the amount of $278,320,000 and debt securities of Bank of America Corp. in the amount of $99,858,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $27,467,000 for Class A shares and $574,000 for Class B shares for the 2004 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Kirkpatrick & Lockhart LLP, Four Embarcadero Center, 10th Floor, San Francisco, CA 94111, serves as counsel for the fund and for Trustees who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the fund by Kirkpatrick & Lockhart LLP. Counsel does not provide legal services to the fund's investment adviser or any of its control affiliates. A determination with


                       EuroPacific Growth Fund - Page 48
respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Trustees of the fund, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on March 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. These codes include: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


                       EuroPacific Growth Fund - Page 49

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.


                       EuroPacific Growth Fund - Page 50

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - MARCH 31, 2004

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $32.26
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $34.23



                       EuroPacific Growth Fund - Page 51

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                       EuroPacific Growth Fund - Page 52

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.


                       EuroPacific Growth Fund - Page 53

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                       EuroPacific Growth Fund - Page 54

 INVESTMENT PORTFOLIO, March 31, 2004

[begin pie chart]
INDUSTRY DIVERSIFICATION

                                                        Percent
By Industry                                       of net assets
Commercial Banks                                         9.40 %
Pharmaceuticals                                          8.67
Diversified Telecommunication Services                   7.72
Wireless Telecommunication Services                      5.16
Oil & Gas                                                5.11
Other industries                                        56.53
Cash & equivalents                                       7.41
[end pie chart]



LARGEST EQUITY HOLDINGS

                                      Percent
                                of net assets
AstraZeneca                            2.14 %
Vodafone                               1.98
KPN                                    1.57
Mitsui Sumitomo Insurance              1.47
Nestle                                 1.35
Unilever                               1.32
Novo Nordisk                           1.30
Telefonica                             1.30
Cia. Vale do Rio Doce                  1.24
HSBC                                   1.17



                                                                                         Shares or principal        Market
                                                                                                     amount          value
EQUITY SECURITIES (common and preferred stocks and convertible                                                       (000)
   debentures)  -  92.59%

COMMERCIAL BANKS  -  9.40%
HSBC Holdings PLC (United Kingdom)                                                               16,818,563      $ 250,395
HSBC Holdings PLC                                                                                15,894,640        239,675
ABN AMRO Holding NV (Netherlands)                                                                16,723,294        373,248
Kookmin Bank (South Korea)                                                                        9,184,720        372,613
Societe Generale (France)                                                                         3,920,000        335,020
Royal Bank of Scotland Group PLC (United Kingdom)                                                 9,170,000        279,797
Bank of Nova Scotia (Canada)                                                                      4,796,200        258,701
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
   units (Japan)                                                                              7,197,000,000        169,170
Sumitomo Mitsui Financial Group, Inc.                                                                10,100         74,614
Shinhan Financial Group Co., Ltd. (South Korea)                                                  12,970,900        238,777
Svenska Handelsbanken Group, Class A (Sweden)                                                    10,265,000        193,795
DEPFA BANK PLC (Ireland)                                                                          1,115,000        175,503
HBOS PLC (United Kingdom)                                                                        12,307,943        167,159
Mizuho Financial Group, Inc. (Japan)                                                                 36,290        155,981
Westpac Banking Corp. (Australia)                                                                11,000,000        147,316
National Savings and Commercial Bank Ltd. (GDR) (Hungary) (1)                                     3,700,000        139,675
Lloyds TSB Group PLC (United Kingdom)                                                            17,500,000        133,169
Credit Agricole SA (France)                                                                       4,000,000        104,524
Malayan Banking Bhd. (Malaysia)                                                                  13,150,300         40,143
Unibanco-Uniao de Bancos Brasileiros SA, units (GDS) (Brazil)                                     1,640,000         40,131
Allied Irish Banks, PLC (Ireland)                                                                 2,550,000         38,068
Toronto-Dominion Bank (Canada)                                                                      300,000         10,548


PHARMACEUTICALS  -  8.67%
AstraZeneca PLC (Sweden)                                                                         14,341,617        671,670
AstraZeneca PLC  (United Kingdom)                                                                 4,863,000        225,793
Novo Nordisk A/S, Class B (Denmark)                                                              11,749,350        545,470
Sanofi-Synthelabo (France)                                                                        6,852,631        447,878
Elan Corp., PLC (ADR) (Ireland) (1)                                                              18,644,300        384,445
Shionogi & Co., Ltd. (Japan)                                                                     17,546,000        309,408
UCB NV (Belgium)                                                                                  7,124,700        273,964
Novartis AG (Switzerland)                                                                         4,613,960        195,874
Roche Holding AG (Switzerland)                                                                    1,970,000        192,368
H. Lundbeck A/S (Denmark)                                                                         6,990,388        134,548
Chugai Pharmaceutical Co., Ltd. (Japan)                                                           6,418,000        101,969
ALTANA AG (Germany)                                                                               1,350,000         83,569
Aventis, Class A (France)                                                                           830,000         63,842


DIVERSIFIED TELECOMMUNICATION SERVICES  -  7.72%
Royal KPN NV (Netherlands) (1)                                                                   84,091,300        656,635
Telefonica, SA (Spain) (1)                                                                       35,918,705        543,723
KT Corp. (ADR) (South Korea)                                                                     10,687,880        203,497
KT Corp.                                                                                          2,807,590        103,490
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                             7,030,000        245,417
Telefonos de Mexico, SA de CV, Class L                                                            7,180,000         12,530
Telekom Austria AG (Austria) (1)                                                                 17,888,618        257,372
Portugal Telecom, SGPS, SA (Portugal)                                                            15,795,000        176,750
Telenor ASA (Norway)                                                                             23,044,700        159,855
Swisscom AG (Switzerland)                                                                           465,770        152,892
Deutsche Telekom AG (Germany) (1)                                                                 8,199,100        147,405
Telecom Italia SpA, nonvoting (Italy) (1)                                                        57,200,000        130,127
BT Group PLC (United Kingdom)                                                                    30,000,000         97,720
France Telecom, SA (France) (1)                                                                   3,530,000         90,376
Telecom Corp. of New Zealand Ltd. (New Zealand)                                                  18,366,816         71,048
Singapore Telecommunications Ltd. (Singapore)                                                    48,097,000         66,953
BCE Inc. (Canada)                                                                                 3,145,196         66,110
Philippine Long Distance Telephone Co. (ADR) (Philippines) (1)                                    2,936,764         50,219
Telewest Communications PLC (United Kingdom) (1)                                                 35,019,721            980


WIRELESS TELECOMMUNICATION SERVICES  -  5.16%
Vodafone Group PLC (United Kingdom)                                                             349,490,430        828,078
KDDI Corp. (Japan)                                                                                   79,948        450,249
SK Telecom Co., Ltd. (ADR) (South Korea)                                                         15,568,650        331,612
America Movil SA de CV, Series L (ADR) (Mexico)                                                   6,337,600        244,948
America Movil SA de CV, Series L                                                                  7,180,000         13,881
Bouygues SA (France)                                                                              3,030,000        104,328
China Mobile (Hong Kong) Ltd. (China)                                                            32,000,000         94,863
China Unicom Ltd. (China)                                                                       103,828,000         93,937


OIL & GAS  -  5.11%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                           13,411,150        449,274
Norsk Hydro AS (Norway)                                                                           5,370,000        338,071
Norsk Hydro ASA (ADR)                                                                               250,000         17,618
Canadian Natural Resources, Ltd. (Canada)                                                         6,062,700        335,790
Petro-Canada (Canada)                                                                             7,347,400        322,533
Royal Dutch Petroleum Co. (Netherlands)                                                           2,400,000        114,067
Royal Dutch Petroleum Co. (New York registered)                                                   1,000,000         47,580
Shell Transport and Trading Company, PLC (ADR) (United Kingdom)                                   1,675,000         66,849
Shell Transport and Trading Company, PLC                                                          4,200,000         27,478
LUKoil Holding (ADR) (Russia)                                                                       940,000        117,265
Nexen Inc. (Canada)                                                                               2,375,359         92,474
ENI SpA (Italy)                                                                                   4,250,000         85,517
Sasol Ltd. (South Africa)                                                                         4,700,000         73,212
BG Group PLC (United Kingdom)                                                                     4,570,000         27,354
TOTAL SA (France)                                                                                   130,000         23,883


FOOD PRODUCTS  -  4.56%
Nestle SA (Switzerland)                                                                           2,225,000        567,091
Unilever PLC (United Kingdom)                                                                    55,672,239        551,713
Unilever NV (Netherlands)                                                                         4,419,000        305,122
Koninklijke Numico NV, Class C (Netherlands) (1)                                                  8,145,900        240,408
Groupe Danone (France)                                                                            1,189,000        195,046
Nissin Food Products Co., Ltd. (Japan)                                                            1,979,500         50,423


MEDIA  -  3.78%
News Corp. Ltd., preferred (Australia)                                                           38,440,819        304,782
News Corp. Ltd., preferred (ADR)                                                                  2,113,400         67,016
News Corp. Ltd. (ADR)                                                                             1,477,300         53,153
News Corp. Ltd.                                                                                   3,981,442         35,790
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                            4,413,400        208,930
British Sky Broadcasting Group PLC (United Kingdom)                                              13,000,000        162,324
Mediaset SpA (Italy)                                                                              8,980,200         99,718
Mediaset SpA (2)                                                                                  4,138,700         45,957
Thomson Corp. (Canada)                                                                            3,270,000        101,020
WPP Group PLC (United Kingdom)                                                                    9,900,000        100,295
VNU NV (Netherlands)                                                                              3,245,000         92,976
Pearson PLC (United Kingdom)                                                                      7,537,272         85,791
Publishing & Broadcasting Ltd. (Australia)                                                        6,506,500         58,588
Elsevier NV (Netherlands)                                                                         4,210,000         55,601
Vivendi Universal (France) (1)                                                                    2,037,200         54,036
Nippon Television Network Corp. (Japan)                                                             180,790         32,245
Metropole Television (France) (1)                                                                   770,000         23,104
Antena 3 Television, SA (Spain) (1)                                                                  36,270          1,673
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                       3,430,000              -


AUTOMOBILES  -  3.67%
Honda Motor Co., Ltd. (Japan)                                                                     9,165,100        422,071
Suzuki Motor Corp. (Japan)                                                                       18,215,000        282,933
Toyota Motor Corp. (Japan)                                                                        7,127,600        265,328
Fuji Heavy Industries Ltd. (Japan)                                                               32,957,000        178,018
Renault SA (France)                                                                               1,775,000        122,996
Hyundai Motor Co. (South Korea)                                                                   2,643,450        120,849
Bayerische Motoren Werke AG (Germany)                                                             2,774,000        112,876
Nissan Motor Co., Ltd. (Japan)                                                                    3,045,000         34,035


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  3.51%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                        200,356,323        365,391
Samsung Electronics Co., Ltd. (South Korea)                                                         687,800        343,240
Rohm Co., Ltd. (Japan)                                                                            2,621,000        338,721
Advanced Semiconductor Engineering, Inc. (Taiwan) (1)                                           148,113,000        158,017
Tokyo Electron Ltd. (Japan)                                                                       2,217,400        147,855
STMicroelectronics NV (France)                                                                    4,900,000        115,570


INSURANCE  -  3.49%
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                                      57,996,000        616,517
Sompo Japan Insurance Inc. (Japan)                                                               18,399,000        197,000
Millea Holdings, Inc. (Japan)                                                                        11,513        178,941
PartnerRe Holdings Ltd. (Multinational)                                                           2,617,850        147,778
Allianz AG (Germany)                                                                                921,835        100,447
QBE Insurance Group Ltd. (Australia)                                                              9,440,760         80,543
Fairfax Financial Holdings Ltd. (Canada)                                                            333,000         51,688
Fairfax Financial Holdings Ltd. 5.00% convertible debentures 2023 (2)                       $    20,000,000         20,775
NIPPONKOA Insurance Co., Ltd. (Japan)                                                            10,217,000         68,420


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.33%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                    79,218,008        343,118
Murata Manufacturing Co., Ltd. (Japan)                                                            4,622,600        293,153
Hoya Corp. (Japan)                                                                                2,314,000        225,339
Hirose Electric Co., Ltd. (Japan)                                                                 1,830,000        203,138
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                 3,730,000        151,322
TDK Corp. (Japan)                                                                                 1,400,000        106,783
Yokogawa Electric Corp. (Japan)                                                                   3,532,000         52,321
Samsung SDI Co., Ltd. (South Korea)                                                                 130,020         19,057


METALS & MINING  -  3.11%
Cia. Vale do Rio Doce, ordinary nominative (ADR) (Brazil)                                         5,162,300        283,410
Cia. Vale do Rio Doce, Class A, preferred nominative                                              5,031,800        236,416
Xstrata PLC (United Kingdom)                                                                     21,747,885        290,164
WMC Resources Ltd (Australia)                                                                    32,925,603        128,643
BHP Billiton PLC (United Kingdom)                                                                12,000,000        109,535
POSCO (South Korea)                                                                                 640,000         90,455
Anglogold Ltd. (South Africa)                                                                     2,000,000         85,706
Alumina Ltd. (Australia)                                                                         12,621,257         51,624
Rio Tinto PLC (United Kingdom)                                                                    1,010,300         24,951


FOOD & STAPLES RETAILING  -  2.80%
Koninklijke Ahold NV (Netherlands) (1)                                                           59,159,532        484,505
AEON Co., Ltd. (Japan)                                                                            7,029,000        302,794
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                                  62,004,459        189,416
Coles Myer Ltd. (Australia)                                                                      17,647,400        109,350
Woolworths Ltd. (Australia)                                                                       9,700,089         87,715


BEVERAGES  -  2.25%
Orkla AS (Norway) (4)                                                                            11,024,000        316,486
Heineken NV (Netherlands)                                                                         6,303,750        252,706
Coca-Cola HBC SA (Greece)                                                                         5,364,583        137,346
Foster's Group Ltd. (Australia)                                                                  28,050,887         93,971
Southcorp Ltd. (Australia)                                                                       37,200,000         90,272
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                               1,020,000         50,255


SPECIALTY RETAIL  -  2.19%
INDITEX SA (Spain)                                                                               10,507,568        242,918
FAST RETAILING CO., LTD. (Japan)                                                                  2,705,100        220,862
Kingfisher PLC (United Kingdom)                                                                  35,269,098        187,253
Dixons Group PLC (United Kingdom)                                                                65,779,418        186,423
Yamada Denki Co., Ltd. (Japan)                                                                    1,386,000         54,121
Kesa Electricals PLC (United Kingdom)                                                             5,592,936         27,687


DIVERSIFIED FINANCIAL SERVICES  -  1.57%
ING Groep NV (Netherlands)                                                                       20,273,415        445,752
ING Groep NV, warrants, expire 2008 (1)                                                           1,730,000          7,233
Brascan Corp., Class A (Canada)                                                                   4,650,000        185,277
First Pacific Co. Ltd. (Hong Kong) (1)                                                           70,324,000         17,508


ELECTRIC UTILITIES  -  1.55%
Scottish Power PLC (United Kingdom)                                                              34,803,300        243,865
E.ON AG (Germany)                                                                                 3,655,000        240,908
Korea Electric Power Corp. (South Korea)                                                          6,915,960        121,581
Korea Deposit Insurance Corp. 2.25% convertible debentures 2005 (South Korea)(2)            $    35,300,000         44,125


HOUSEHOLD DURABLES  -  1.44%
Koninklijke Philips Electronics NV (Netherlands)                                                  6,110,000        176,792
Daito Trust Construction Co., Ltd. (Japan)                                                        4,000,000        155,809
Sekisui House, Ltd. (Japan)                                                                       9,575,000        107,757
LG Electronics Inc. (South Korea)                                                                 1,595,000         95,600
Sony Corp. (Japan)                                                                                1,609,700         67,335


BUILDING PRODUCTS  -  1.15%
Asahi Glass Co., Ltd. (Japan)                                                                    37,219,000        401,364
Tostem Inax Holding Corp. (Japan)                                                                 2,808,000         61,963
ASSA ABLOY AB, Class B (Sweden)                                                                   1,668,400         20,336


REAL ESTATE  -  0.95%
Mitsubishi Estate Co., Ltd. (Japan)                                                              11,830,000        160,147
Westfield Trust, units (Australia)                                                               32,667,579         91,239
Westfield Trust, units (1)                                                                        1,172,565          3,248
Sun Hung Kai Properties Ltd. (Hong Kong)                                                          8,150,000         74,521
Hongkong Land Holdings Ltd. (Hong Kong)                                                          34,363,300         62,198
Security Capital European Realty (Luxembourg) (1) (2) (3)                                           316,879          5,355


CHEMICALS  -  0.94%
L'Air Liquide (France)                                                                              988,569        168,367
Nitto Denko Corp. (Japan)                                                                         2,924,400        160,487
BASF AG (Germany)                                                                                 1,275,000         64,800

CONSTRUCTION MATERIALS  -  0.90%
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                        5,670,829        169,104
Cemex, SA de CV, American depositary warrants, expire 2004 (1)                                       17,989             65
Boral Ltd. (Australia)                                                                           19,060,392         91,924
Siam Cement Co. Ltd. (Thailand)                                                                  10,700,000         68,205
Holcim Ltd. (Switzerland)                                                                           900,000         48,114


TEXTILES, APPAREL & LUXURY GOODS  -  0.85%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                                       13,291,772        357,125


OFFICE ELECTRONICS  -  0.84%
Canon, Inc. (Japan)                                                                               5,390,000        278,731
Konica Minolta Holdings, Inc. (Japan)                                                             5,150,000         73,522


PAPER & FOREST PRODUCTS  -  0.80%
Sappi Ltd. (South Africa)                                                                        10,861,000        150,572
Stora Enso Oyj, Class R (Finland)                                                                 5,954,843         74,984
UPM-Kymmene Corp. (Finland)                                                                       4,000,000         73,290
Abitibi-Consolidated Inc. (Canada)                                                                5,106,300         36,296


MACHINERY  -  0.77%
FANUC LTD (Japan)                                                                                 3,140,000        196,721
Metso Oyj (Finland)                                                                               5,000,000         67,265
Volvo AB, Class B (Sweden)                                                                        1,742,900         57,381


MULTI-UTILITIES & UNREGULATED POWER  -  0.74%
National Grid Transco PLC (United Kingdom)                                                       39,241,000        310,525


CAPITAL MARKETS  -  0.66%
Deutsche Bank AG (Germany)                                                                        3,345,625        278,320


CONSUMER FINANCE  -  0.66%
ORIX Corp. (Japan)                                                                                1,497,000        165,312
ORIX Corp. (ADR)                                                                                    189,600         10,447
Promise Co., Ltd. (Japan)                                                                         1,444,100         99,063


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.65%
Smith & Nephew PLC (United Kingdom)                                                              16,599,308        163,583
Essilor (France)                                                                                  1,805,000        109,849



COMPUTERS & PERIPHERALS  -  0.57%
NEC Corp. (Japan)                                                                                29,295,000        240,588


MULTILINE RETAIL  -  0.53%
Marui Co., Ltd. (Japan)                                                                           6,259,100         98,303
NEXT PLC (United Kingdom)                                                                         2,995,000         78,817
Shinsegae Co., Ltd. (South Korea)                                                                   187,060         46,186


COMMERCIAL SERVICES & SUPPLIES  -  0.53%
Adecco SA (Switzerland)                                                                           2,400,000        132,565
Vedior NV (Netherlands)                                                                           2,882,612         41,899
Brambles Industries Ltd. (Australia)                                                              6,234,136         26,688
Brambles Industries PLC (United Kingdom)                                                          3,000,000         11,856
Securitas AB, Class B (Sweden)                                                                      549,900          7,941


OTHER - 2.94%
Continental AG (Germany)                                                                          3,092,200        121,755
Gas Natural SDG, SA (Spain)                                                                       4,795,000        119,638
Yamato Transport Co., Ltd. (Japan)                                                                6,720,000        112,698
SAP AG (Germany)                                                                                    560,000         88,593
T-Online International AG (Germany) (1)                                                           6,950,000         82,900
Yahoo Japan Corp. (Japan) (1) (3)                                                                     5,160         62,873
Yahoo Japan Corp.  (1)                                                                                  660          8,042
Swedish Match AB (Sweden)                                                                         6,688,799         68,235
Gallaher Group PLC (United Kingdom)                                                               5,550,866         66,450
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                          1,743,700         59,617
Ryanair Holdings PLC (1)                                                                            519,200          2,924
Uni-Charm Corp. (Japan)                                                                           1,298,000         62,017
Bombardier Inc., Class B (Canada)                                                                12,000,000         53,665
Hindustan Lever Ltd. (India)                                                                     15,000,000         53,487
Shiseido Co., Ltd. (Japan)                                                                        3,972,000         51,675
ABB Ltd (Switzerland) (1)                                                                         8,202,500         48,349
ABB Ltd (Sweden) (1)                                                                                212,980          1,250
Hongkong and China Gas Co. Ltd. (Hong Kong)                                                      28,259,000         48,777
Siemens AG (Germany)                                                                                550,000         40,627
Johnson Electric Holdings Ltd. (Hong Kong)                                                       33,659,500         36,501
Matsushita Electric Works, Ltd. (Japan)                                                           2,515,000         24,009
Hilton Group PLC (United Kingdom)                                                                 4,129,039         17,249
TI Automotive Ltd., Class A (United Kingdom) (1) (3)                                              3,197,300              -


MISCELLANEOUS  -  4.80%
Other equity securities in initial period of acquisition                                        444,274,151      2,009,578

TOTAL EQUITY SECURITIES (cost: $29,936,725,000)                                                                 38,784,523



                                                                                                                 Principal
                                                                                                                    amount
BONDS & notes  -  0.00%                                                                                              (000)

HOUSEHOLD PRODUCTS  -  0.00%
Hindustan Lever Ltd. 9.00% 2005                                                                    INR          9,0001,343

TOTAL BONDS & notes (cost: $1,161,000)                                                                               1,343





SHORT-TERM SECURITIES  -  7.11%

CORPORATE SHORT-TERM NOTES  -  5.52%
ANZ (Delaware) Inc. 1.05%-1.09% due 4/6-4/8/04                                                     $ 75,600         75,585
NBNZ International Ltd. 1.03% due 5/25-6/14/04 (2)                                                   75,000         74,863
Alcon Capital Corp 1.00%-1.01% due 4/21-5/10/04 (2)                                                  89,000         88,919
Nestle Capital Corp. 1.00%-1.01% due 4/5-5/3/04 (2)                                                  59,030         58,984
Canada Government 0.97%-1.00% due 4/12-6/2/04                                                       128,500        128,441
Old Line Funding, LLC 1.02%-1.04% due 4/7-4/19/04 (2)                                                60,414         60,387
Royal Bank of Canada 1.035% due 4/6/04                                                               39,200         39,193
Thunder Bay Funding, LLC 1.03% due 4/7/04 (2)                                                        25,000         24,995
Amsterdam Funding Corp. 1.02% due 4/20-4/27/04 (2)                                                   72,500         72,452
ABN AMRO North America Finance Inc. 1.035% due 5/5/04                                                50,000         49,951
Bank of Ireland 1.02%-1.05% due 4/5-5/24/04 (2)                                                     110,000        109,896
Royal Bank of Scotland PLC 1.01%-1.02% due 5/7-5/12/04                                              100,000         99,889
Bank of America Corp. 1.02%-1.07% due 5/3-6/7/04                                                    100,000         99,858
ING (U.S.) Funding LLC 1.025%-1.075% due 5/3-6/22/04                                                100,000         99,845
Abbey National North America LLC 1.00%-1.035% due 4/21-5/19/04                                       92,500         92,396
Shell Finance (U.K.) PLC 1.01%-1.07% due 4/5-5/21/04                                                 60,000         59,959
Shell Finance (U.K.) PLC 1.00% due 4/8/04 (2)                                                        21,000         20,995
Barton Capital Corp. 1.02%-1.03% due 4/20-5/18/04 (2)                                                79,500         79,434
Siemens Capital Co. LLC 1.00%-1.02% due 4/2-6/1/04                                                   75,000         74,948
American Honda Finance Corp. 1.02%-1.03% due 5/7-5/12/04                                             70,000         69,925
Dexia Delaware LLC 1.02%-1.035% due 4/22-6/2/04                                                      67,900         67,837
Toyota Motor Credit Corp. 1.03%-1.04% due 4/7-5/11/04                                                60,900         60,860
BMW U.S. Capital Corp. 1.00%-1.03% due 4/8-4/13/04                                                   60,000         59,983
Private Export Funding Corp. 1.03%-1.06% due 6/3-6/24/04 (2)                                         60,000         59,870
Spintab AB (Swedmortgage) 1.02%-1.12% due 4/1-4/26/04                                                55,000         54,988
HBOS Treasury Services PLC 1.035%-1.08% due 4/1-5/19/04                                              55,000         54,958
Toronto-Dominion Holdings USA Inc. 1.03% due 5/6/04                                                  53,700         53,646
TotalFinaElf Capital SA 0.995% due 4/12/04 (2)                                                       50,000         49,983
Rabobank Nederland NV 1.025% due 4/15/04                                                             50,000         49,979
Aventis S.A. 1.01%-1.02% due 4/16-5/19/04 (2)                                                        50,000         49,955
UBS Finance (Delaware) LLC 1.01% due 5/12/04                                                         48,000         47,944
Svenska Handelsbanken 1.03% due 4/6/04                                                               42,300         42,293
Electricite de France 0.99%-1.02% due 4/15-4/28/04                                                   40,000         39,978
Credit Lyonnais N.A. Inc. 1.02% due 4/20/04                                                          35,000         34,981
BNP Paribas Finance Inc. 1.02% due 4/14/04                                                           30,000         29,988
CBA (Delaware) Finance Inc. 1.02% due 4/5/04                                                         25,000         24,996
Novartis Finance Corp. 0.98% due 5/18/04 (2)                                                         25,000         24,967
CDC Commercial Paper Corp. 1.02% due 5/25/04 (2)                                                     25,000         24,962


FEDERAL AGENCY DISCOUNT NOTES  -  0.80%
Federal Farm Credit Banks 0.95%-1.08% due 5/21-8/9/04                                               273,000        272,300
Federal Home Loan Bank 0.99% due 4/14-5/21/04                                                        36,000         35,965
Student Loan Marketing Assn. 1.021% due 7/15/04 (5)                                                  25,000         25,001


U.S. TREASURIES  -  0.45%
U.S. Treasury Bills 0.86%-1.00% due 5/20-8/26/04                                                    189,810        189,385


CERTIFICATES OF DEPOSIT  -  0.34%
Barclays Bank PLC 1.05% due 4/15/04                                                                  50,000         50,001
UBS Finance (Delaware) LLC 1.02% due 5/13/04                                                         50,000         50,001
BNP Paribas Finance Inc. 1.05% due 5/20/04                                                           40,000         40,003

TOTAL SHORT-TERM SECURITIES (cost: $2,975,660,000)                                                               2,975,739

TOTAL INVESTMENT SECURITIES (cost: $32,913,546,000)                                                             41,761,605

NEW TAIWANESE DOLLAR (cost: $7,541,000)                                                          NT$255,127          7,755

OTHER ASSETS LESS LIABILITIES                                                                                      118,667

NET ASSETS                                                                                                     $41,888,027

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) The fund owns 5.15% of the outstanding voting securities of Orkla AS and thus is considered an affiliate of this company under the Investment Company Act of 1940.
(5) Coupon rate may change periodically.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

The  descriptions of the companies  shown in the portfolio,  which were obtained
from  published  reports  and  other  sources  believed  to  be  reliable,   are
supplemental and are not covered by the Independent Auditors' report.

See Notes to Financial Statements



EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE SEPTEMBER 30, 2003
Adecco
Advanced Semiconductor Engineering
ALTANA
Antena 3 Television
BASF
Boral
Coles Myer
Continental
Credit Agricole
Daito Trust Construction
FANUC
Hongkong and China Gas
Konica Minolta Holdings
Korea Electric Power
Metropole Television
Mizuho Financial Group
NEXT
OTP Bank
Portugal Telecom
Promise
Publishing & Broadcasting
Rio Tinto
Royal Bank of Scotland Group
Shinhan Financial Group
Shinsegae
Shiseido
Siam Cement
STMicroelectronics
TDK
Telecom Italia
Telenor
T-Online International
Toyota Motor
Uni-Charm
VNU
Yamada Denki
Yamato Transport
Yokogawa Electric


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE SEPTEMBER 30, 2003 ASML Holding
Ayala Corp.
British Airways
Groupe Bruxelles Lambert
Hang Lung Group
Hang Seng Bank
JFE
KirchPayTV
Linde
mm02
Munchener Ruckversicherungs-Gesellschaft
Nikon
Qantas Airways
Turkcell Iletisim Hizmetleri



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at March 31, 2004                             (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $32,812,584)                                             $41,445,119
  Affiliated issuers (cost: $100,962)                                                      316,486             $41,761,605
 Cash denominated in non-U.S. currencies
  (cost: $7,541)                                                                                                     7,755
 Cash                                                                                                                6,500
 Receivables for:
  Sales of investments                                                                     116,026
  Sales of fund's shares                                                                   105,098
  Dividends and interest                                                                   158,895                 380,019
                                                                                                                42,155,879
LIABILITIES:
 Payables for:
  Purchases of investments                                                                 180,918
  Repurchases of fund's shares                                                              55,251
  Investment advisory services                                                              15,435
  Services provided by affiliates                                                           12,134
  Deferred Trustees' compensation                                                            1,772
  Other fees and expenses                                                                    2,342                 267,852
NET ASSETS AT MARCH 31, 2004                                                                                   $41,888,027

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                              $34,951,684
 Undistributed net investment income                                                                                46,878
 Accumulated net realized loss                                                                                  (1,961,298)
 Net unrealized appreciation                                                                                     8,850,763
NET ASSETS AT MARCH 31, 2004                                                                                   $41,888,027

SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING - UNLIMITED
   SHARES AUTHORIZED

                                                                                                                   Net asset
                                                              Net assets         Shares outstanding          value per share (1)

Class A                                                     $ 32,759,191            1,015,609                     $ 32.26
Class B                                                          737,067               23,036                       32.00
Class C                                                          939,197               29,529                       31.81
Class F                                                        2,448,775               76,099                       32.18
Class 529-A                                                      104,098                3,237                       32.15
Class 529-B                                                       24,214                  760                       31.86
Class 529-C                                                       49,682                1,560                       31.86
Class 529-E                                                        6,593                  206                       32.04
Class 529-F                                                        6,314                  196                       32.13
Class R-1                                                          7,871                  247                       31.89
Class R-2                                                        174,299                5,470                       31.86
Class R-3                                                      1,052,470               32,933                       31.96
Class R-4                                                      1,105,496               34,602                       31.95
Class R-5                                                      2,472,760               76,646                       32.26

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $34.23 and $34.11, respectively for which the maximum offering prices per share were $34.23 and $34.11, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended March 31, 2004                       (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $66,876; also includes
            $4,587 from affiliates)                                                           $575,724
  Interest (net of non-U.S. withholding
            tax of $21)                                                                         41,425                $617,149

 Fees and expenses:
  Investment advisory services                                                                 144,962
  Distribution services                                                                         86,074
  Transfer agent services                                                                       28,041
  Administrative services                                                                        8,089
  Reports to shareholders                                                                        1,611
  Registration statement and prospectus                                                          1,240
  Postage, stationery and supplies                                                               2,844
  Trustees' compensation                                                                           658
  Auditing and legal                                                                               154
  Custodian                                                                                     11,746
  State and local taxes                                                                            444
  Other                                                                                            165
  Total expenses before reimbursement                                                          286,028
   Reimbursement of expenses                                                                       372                 285,656
 Net investment income                                                                                                 331,493

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                                1,289,013
  Non-U.S. currency transactions                                                                (1,703)              1,287,310
 Net unrealized appreciation on:
  Investments                                                                               11,917,942
  Non-U.S. currency translations                                                                   712              11,918,654
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                            13,205,964
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                   $13,537,457




STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                             Year ended              Year ended
                                                                                              March 31,               March 31,
                                                                                                   2004                    2003
OPERATIONS:
 Net investment income                                                                         $331,493                $268,365
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                                              1,287,310              (1,007,785)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                          11,918,654              (5,986,277)
  Net increase (decrease) in net assets
   resulting from operations                                                                 13,537,457              (6,725,697)

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME AND CURRENCY GAINS                   (369,337)               (257,468)

CAPITAL SHARE TRANSACTIONS                                                                    6,043,871                 708,304

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                      19,211,991              (6,274,861)

NET ASSETS:
 Beginning of year                                                                           22,676,036              28,950,897
 End of year (including
  undistributed
  net investment income: $46,878 and $72,707,
  respectively)                                                                             $41,888,027             $22,676,036


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      SHARE CLASS      INITIAL SALES CHARGE  CONTINGENT DEFERRED SALES         CONVERSION FEATURE
                                               CHARGE UPON REDEMPTION
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended March 31, 2004, there were no non-U.S. taxes paid on realized gains. As of March 31, 2004, there were no non-U.S. taxes provided on unrealized gains.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2004, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $33,104,547,000.

During the year ended March 31, 2004, the fund reclassified $12,369,000 from undistributed net realized gains to undistributed net investment income and $354,000 from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:
                                                        (dollars in thousands)

Undistributed net investment income and currency gains                                                      $ 226,889
Short-term and long-term capital loss deferrals                                                           (1,956,077)
Gross unrealized appreciation on investment securities                                                      9,867,334
Gross unrealized depreciation on investment securities                                                    (1,202,521)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $764,548,000 and $1,191,529,000 expiring in 2010 and 2011,
respectively.   These  numbers   reflect  the  utilization  of  a  capital  loss
carryforward of $1,230,860,000 in the current period. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Tax basis distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class                                                      Year ended March 31, 2004        Year ended March 31, 2003 (1)
Class A                                                                          $ 303,448                           $ 236,801
Class B                                                                              3,046                               1,438
Class C                                                                              4,508                               1,506
Class F                                                                             20,822                               9,266
Class 529-A                                                                            829                                 320
Class 529-B                                                                             94                                  53
Class 529-C                                                                            188                                  99
Class 529-E                                                                             42                                  16
Class 529-F                                                                             47                                   4
Class R-1                                                                               40                                   7
Class R-2                                                                              865                                 141
Class R-3                                                                            7,174                                 339
Class R-4                                                                            5,608                                 295
Class R-5                                                                           22,626                               7,183
Total                                                                            $ 369,337                           $ 257,468

(1) Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.415% on such assets in excess of $44 billion. For the year ended March 31, 2004, the investment advisory services fee was $144,962,000, which was equivalent to an annualized rate of 0.454% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2004, unreimbursed expenses subject to reimbursement totaled $18,355,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.


------------------------------------------------- ---------------------------- -----------------------------
Share class                                        Currently approved limits           Plan limits
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Class A                                                      0.25%                        0.25%
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Class 529-A                                                  0.25                          0.50
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Classes B and 529-B                                          1.00                          1.00
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Classes C, 529-C and R-1                                     1.00                          1.00
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Class R-2                                                    0.75                          1.00
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Classes 529-E and R-3                                        0.50                          0.75
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Classes F, 529-F and R-4                                     0.25                          0.50
------------------------------------------------- ---------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the year ended March 31, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $66,765          $27,467        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          5,582             574          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          5,349          Included             $802               $190            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          3,894          Included             2,336               268            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A          84           Included              94                  9                  $62
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         154           Included              23                  10                  16
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         293           Included              44                  16                  29
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          20           Included               6                  1                    4
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          8            Included              5                   -*                   3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           39           Included               6                  6             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          672           Included              134                603            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          2,270         Included              681                584            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          944           Included              566                 32            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included             1,547                12            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $86,074          $28,041            $6,244             $1,731                $114
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $234,000 in current fees (either paid in cash or deferred) and a net increase of $424,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.


5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                        Sales(1)                            Reinvestments of dividends
                                                          Amount               Shares                   Amount              Shares
Year ended March 31, 2004
Class A                                              $ 6,729,056              244,186                $ 283,572               9,662
Class B                                                  172,143                6,179                    2,893                  99
Class C                                                  552,730               19,656                    4,341                 150
Class F                                                1,360,449               49,294                   18,145                 620
Class 529-A                                               48,829                1,722                      829                  28
Class 529-B                                               10,354                  377                       94                   3
Class 529-C                                               24,467                  872                      188                   7
Class 529-E                                                2,988                  106                       42                   2
Class 529-F                                                4,107                  146                       47                   1
Class R-1                                                  7,318                  267                       40                   1
Class R-2                                                137,821                4,975                      864                  30
Class R-3                                              1,025,927               36,625                    7,172                 246
Class R-4                                              1,052,529               35,921                    5,603                 192
Class R-5                                              1,376,667               49,049                   21,885                 747
Total net increase
   (decrease)                                       $ 12,505,385              449,375                $ 345,715              11,788

Year ended March 31, 2003(2)
Class A                                              $ 7,164,145              299,232                $ 221,164               9,688
Class B                                                  147,204                6,143                    1,374                  61
Class C                                                  470,319               19,960                    1,445                  64
Class F                                                1,086,194               46,454                    8,296                 364
Class 529-A                                               35,222                1,461                      320                  14
Class 529-B                                                8,666                  365                       53                   2
Class 529-C                                               16,234                  679                       99                   4
Class 529-E                                                2,434                  102                       16                   1
Class 529-F                                                1,254                   57                        4                 - *
Class R-1                                                  1,309                   59                        7                 - *
Class R-2                                                 37,913                1,698                      141                   6
Class R-3                                                 85,984                3,854                      339                  15
Class R-4                                                 94,445                4,173                      295                  13
Class R-5                                                909,161               39,513                    6,647                 291
Total net increase
   (decrease)                                       $ 10,060,484              423,750                $ 240,200              10,523



Share class                                                       Repurchases(1)                          Net increase (decrease)
                                                         Amount               Shares                    Amount              Shares
Year ended March 31, 2004
Class A                                            $ (5,566,575)            (207,526)              $ 1,446,053              46,322
Class B                                                 (54,047)              (1,993)                  120,989               4,285
Class C                                                 (97,414)              (3,656)                  459,657              16,150
Class F                                                (402,521)             (15,284)                  976,073              34,630
Class 529-A                                              (2,686)                 (97)                   46,972               1,653
Class 529-B                                                (250)                  (9)                   10,198                 371
Class 529-C                                              (1,105)                 (40)                   23,550                 839
Class 529-E                                                (162)                  (5)                    2,868                 103
Class 529-F                                                (206)                  (7)                    3,948                 140
Class R-1                                                (2,056)                 (76)                    5,302                 192
Class R-2                                               (25,887)                (949)                  112,798               4,056
Class R-3                                              (198,298)              (6,992)                  834,801              29,879
Class R-4                                              (149,668)              (5,215)                  908,464              30,898
Class R-5                                              (306,354)             (10,756)                1,092,198              39,040
Total net increase
   (decrease)                                      $ (6,807,229)            (252,605)              $ 6,043,871             208,558

Year ended March 31, 2003(2)
Class A                                            $ (8,516,979)            (359,134)             $ (1,131,670)            (50,214)
Class B                                                 (70,765)              (3,042)                   77,813               3,162
Class C                                                (307,126)             (13,213)                  164,638               6,811
Class F                                                (611,922)             (26,665)                  482,568              20,153
Class 529-A                                                (649)                 (29)                   34,893               1,446
Class 529-B                                                (103)                  (5)                    8,616                 362
Class 529-C                                                (251)                 (11)                   16,082                 672
Class 529-E                                                 (16)                  (1)                    2,434                 102
Class 529-F                                                 (16)                  (1)                    1,242                  56
Class R-1                                                   (84)                  (4)                    1,232                  55
Class R-2                                                (6,463)                (290)                   31,591               1,414
Class R-3                                               (17,822)                (815)                   68,501               3,054
Class R-4                                               (10,546)                (482)                   84,194               3,704
Class R-5                                               (49,638)              (2,198)                  866,170              37,606
Total net increase
   (decrease)                                      $ (9,592,380)            (405,890)                $ 708,304              28,383

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2004, the total value of restricted securities was $916,874,000, which represented 2.19% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $12,700,269,000 and $7,215,024,000, respectively, during the year ended March 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended March 31, 2004, the custodian fee of $11,746,000 included $21,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                                    Income (loss) from investment operations
                                                                                                           Net
                                                                    Net asset                    gains (losses)
                                                                       value,             Net    on securities    Total from
                                                                    beginning      investment   (both realized    investment
                                                                    of period          income   and unrealized)   operations
CLASS A:
 Year ended 3/31/2004                                                  $20.78            $.29           $11.50       $11.79
 Year ended 3/31/2003                                                   27.23             .25            (6.46)       (6.21)
 Year ended 3/31/2002                                                   28.72             .33            (1.16)        (.83)
 Year ended 3/31/2001                                                   44.61             .69           (12.65)      (11.96)
 Year ended 3/31/2000                                                   30.21             .34            15.74        16.08
CLASS B:
 Year ended 3/31/2004                                                   20.65             .08            11.41        11.49
 Year ended 3/31/2003                                                   27.09             .07            (6.43)       (6.36)
 Year ended 3/31/2002                                                   28.56             .11            (1.14)       (1.03)
 Year ended 3/31/2001                                                   44.59             .47           (12.65)      (12.18)
 Period from 3/15/2000 to 3/31/2000                                     43.09             .03             1.47         1.50
CLASS C:
 Year ended 3/31/2004                                                   20.58             .06            11.37        11.43
 Year ended 3/31/2003                                                   27.07             .05            (6.42)       (6.37)
 Year ended 3/31/2002                                                   28.56             .06            (1.14)       (1.08)
 Period from 3/15/2001 to 3/31/2001                                     28.87             .06             (.37)        (.31)
CLASS F:
 Year ended 3/31/2004                                                   20.75             .27            11.48        11.75
 Year ended 3/31/2003                                                   27.23             .24            (6.46)       (6.22)
 Year ended 3/31/2002                                                   28.72             .26            (1.11)        (.85)
 Period from 3/15/2001 to 3/31/2001                                     29.02             .07             (.37)        (.30)
CLASS 529-A:
 Year ended 3/31/2004                                                   20.74             .27            11.47        11.74
 Year ended 3/31/2003                                                   27.23             .23            (6.45)       (6.22)
 Period from 2/15/2002 to 3/31/2002                                     26.02             .11             1.10         1.21
CLASS 529-B:
 Year ended 3/31/2004                                                   20.61             .02            11.38        11.40
 Year ended 3/31/2003                                                   27.21             .02            (6.43)       (6.41)
 Period from 2/19/2002 to 3/31/2002                                     25.54             .08             1.59         1.67
CLASS 529-C:
 Year ended 3/31/2004                                                   20.61             .02            11.39        11.41
 Year ended 3/31/2003                                                   27.20             .02            (6.42)       (6.40)
 Period from 2/15/2002 to 3/31/2002                                     26.02             .09             1.09         1.18
CLASS 529-E:
 Year ended 3/31/2004                                                   20.69             .17            11.44        11.61
 Year ended 3/31/2003                                                   27.23             .15            (6.44)       (6.29)
 Period from 3/7/2002 to 3/31/2002                                      27.39             .06             (.22)        (.16)
CLASS 529-F:
 Year ended 3/31/2004                                                   20.74             .24            11.48        11.72
 Period from 9/16/2002 to 3/31/2003                                     22.67             .16            (1.83)       (1.67)
CLASS R-1:
 Year ended 3/31/2004                                                   20.67             .04            11.41        11.45
 Period from 6/17/2002 to 3/31/2003                                     26.26             .06            (5.41)       (5.35)
CLASS R-2:
 Year ended 3/31/2004                                                   20.64             .05            11.40        11.45
 Period from 5/31/2002 to 3/31/2003                                     27.34             .10            (6.55)       (6.45)
CLASS R-3:
 Year ended 3/31/2004                                                   20.68             .15            11.45        11.60
 Period from 5/21/2002 to 3/31/2003                                     27.64             .17            (6.86)       (6.69)
CLASS R-4:
 Year ended 3/31/2004                                                   20.63             .27            11.41        11.68
 Period from 6/7/2002 to 3/31/2003                                      26.69             .22            (6.00)       (5.78)
CLASS R-5:
 Year ended 3/31/2004                                                   20.78             .35            11.51        11.86
 Period from 5/15/2002 to 3/31/2003                                     27.55             .26            (6.74)       (6.48)




                                                                            Dividends and distributions

                                                                      Dividends
                                                                      (from net  Distributions            Total   Net asset
                                                                     investment  (from capital    dividends and  value, end
                                                                        income)         gains)    distributions   of period
CLASS A:
 Year ended 3/31/2004                                                    $(.31)            $-            $(.31)      $32.26
 Year ended 3/31/2003                                                     (.24)             -             (.24)       20.78
 Year ended 3/31/2002                                                     (.66)             -             (.66)       27.23
 Year ended 3/31/2001                                                     (.19)         (3.74)           (3.93)       28.72
 Year ended 3/31/2000                                                     (.29)         (1.39)           (1.68)       44.61
CLASS B:
 Year ended 3/31/2004                                                     (.14)             -             (.14)       32.00
 Year ended 3/31/2003                                                     (.08)             -             (.08)       20.65
 Year ended 3/31/2002                                                     (.44)             -             (.44)       27.09
 Year ended 3/31/2001                                                     (.11)         (3.74)           (3.85)       28.56
 Period from 3/15/2000 to 3/31/2000                                          -              -                -        44.59
CLASS C:
 Year ended 3/31/2004                                                     (.20)             -             (.20)       31.81
 Year ended 3/31/2003                                                     (.12)             -             (.12)       20.58
 Year ended 3/31/2002                                                     (.41)             -             (.41)       27.07
 Period from 3/15/2001 to 3/31/2001                                          -              -                -        28.56
CLASS F:
 Year ended 3/31/2004                                                     (.32)             -             (.32)       32.18
 Year ended 3/31/2003                                                     (.26)             -             (.26)       20.75
 Year ended 3/31/2002                                                     (.64)             -             (.64)       27.23
 Period from 3/15/2001 to 3/31/2001                                          -              -                -        28.72
CLASS 529-A:
 Year ended 3/31/2004                                                     (.33)             -             (.33)       32.15
 Year ended 3/31/2003                                                     (.27)             -             (.27)       20.74
 Period from 2/15/2002 to 3/31/2002                                          -              -                -        27.23
CLASS 529-B:
 Year ended 3/31/2004                                                     (.15)             -             (.15)       31.86
 Year ended 3/31/2003                                                     (.19)             -             (.19)       20.61
 Period from 2/19/2002 to 3/31/2002                                          -              -                -        27.21
CLASS 529-C:
 Year ended 3/31/2004                                                     (.16)             -             (.16)       31.86
 Year ended 3/31/2003                                                     (.19)             -             (.19)       20.61
 Period from 2/15/2002 to 3/31/2002                                          -              -                -        27.20
CLASS 529-E:
 Year ended 3/31/2004                                                     (.26)             -             (.26)       32.04
 Year ended 3/31/2003                                                     (.25)             -             (.25)       20.69
 Period from 3/7/2002 to 3/31/2002                                           -              -                -        27.23
CLASS 529-F:
 Year ended 3/31/2004                                                     (.33)             -             (.33)       32.13
 Period from 9/16/2002 to 3/31/2003                                       (.26)             -             (.26)       20.74
CLASS R-1:
 Year ended 3/31/2004                                                     (.23)             -             (.23)       31.89
 Period from 6/17/2002 to 3/31/2003                                       (.24)             -             (.24)       20.67
CLASS R-2:
 Year ended 3/31/2004                                                     (.23)             -             (.23)       31.86
 Period from 5/31/2002 to 3/31/2003                                       (.25)             -             (.25)       20.64
CLASS R-3:
 Year ended 3/31/2004                                                     (.32)             -             (.32)       31.96
 Period from 5/21/2002 to 3/31/2003                                       (.27)             -             (.27)       20.68
CLASS R-4:
 Year ended 3/31/2004                                                     (.36)             -             (.36)       31.95
 Period from 6/7/2002 to 3/31/2003                                        (.28)             -             (.28)       20.63
CLASS R-5:
 Year ended 3/31/2004                                                     (.38)             -             (.38)       32.26
 Period from 5/15/2002 to 3/31/2003                                       (.29)             -             (.29)       20.78




                                                                        Ratio of expenses    Ratio of expenses
                                                                               to average           to average         Ratio of
                                                             Net assets,       net assets           net assets       net income
                                                    Total  end of period           before                after       to average
                                                 return(2)  (in millions)   reimbursement       reimbursements (3)   net assets
CLASS A:
 Year ended 3/31/2004                              57.11%      $32,759               .87%                 .87%            1.08%
 Year ended 3/31/2003                              (23.16)      20,143                .90                  .90            1.06
 Year ended 3/31/2002                               (2.63)      27,765                .88                  .88            1.21
 Year ended 3/31/2001                              (28.02)      28,963                .84                  .84            1.89
 Year ended 3/31/2000                               54.32       38,837                .84                  .84             .93
CLASS B:
 Year ended 3/31/2004                               55.95          737               1.62                 1.62             .31
 Year ended 3/31/2003                              (23.79)         387               1.68                 1.68             .28
 Year ended 3/31/2002                               (3.34)         422               1.65                 1.65             .41
 Year ended 3/31/2001                              (28.53)         321               1.61                 1.61            1.40
 Period from 3/15/2000 to 3/31/2000                  3.48           30                .07                  .07             .06
CLASS C:
 Year ended 3/31/2004                               55.76          939               1.70                 1.70             .19
 Year ended 3/31/2003                              (23.80)         275               1.74                 1.74             .19
 Year ended 3/31/2002                               (3.53)         178               1.77                 1.77             .22
 Period from 3/15/2001 to 3/31/2001                 (1.07)          10                .08                  .08             .18
CLASS F:
 Year ended 3/31/2004                               57.02        2,449                .92                  .92             .97
 Year ended 3/31/2003                              (23.21)         861                .94                  .94            1.00
 Year ended 3/31/2002                               (2.71)         580                .95                  .95             .98
 Period from 3/15/2001 to 3/31/2001                 (1.03)           7                .05                  .05             .22
CLASS 529-A:
 Year ended 3/31/2004                               57.00          104                .91                  .91             .98
 Year ended 3/31/2003                              (23.22)          33                .94                  .94             .98
 Period from 2/15/2002 to 3/31/2002                  4.88            4                .13                  .13             .42
CLASS 529-B:
 Year ended 3/31/2004                               55.61           24               1.83                 1.83             .06
 Year ended 3/31/2003                              (23.91)           8               1.86                 1.86             .07
 Period from 2/19/2002 to 3/31/2002                  6.77            1                .20                  .20             .29
CLASS 529-C:
 Year ended 3/31/2004                               55.66           50               1.82                 1.82             .07
 Year ended 3/31/2003                              (23.88)          15               1.84                 1.84             .08
 Period from 2/15/2002 to 3/31/2002                  4.77            1                .22                  .22             .35
CLASS 529-E:
 Year ended 3/31/2004                               56.45            7               1.28                 1.28             .61
 Year ended 3/31/2003                              (23.48)           2               1.30                 1.30             .66
 Period from 3/7/2002 to 3/31/2002                   (.36)           - (4)            .09                  .09             .23
CLASS 529-F:
 Year ended 3/31/2004                               56.79            6               1.02                 1.02             .82
 Period from 9/16/2002 to 3/31/2003                 (7.57)           1               1.05 (5)             1.05 (5)        1.31 (5)
CLASS R-1:
 Year ended 3/31/2004                               55.72            8               1.82                 1.71             .15
 Period from 6/17/2002 to 3/31/2003                (20.56)           1               2.84 (5)             1.73 (5)         .32 (5)
CLASS R-2:
 Year ended 3/31/2004                               55.78          174               2.08                 1.67             .17
 Period from 5/31/2002 to 3/31/2003                (23.80)          29               2.33 (5)             1.70 (5)         .53 (5)
CLASS R-3:
 Year ended 3/31/2004                               56.46        1,052               1.29                 1.29             .51
 Period from 5/21/2002 to 3/31/2003                (24.40)          63               1.35 (5)             1.31 (5)         .87 (5)
CLASS R-4:
 Year ended 3/31/2004                               57.00        1,106                .92                  .92             .92
 Period from 6/7/2002 to 3/31/2003                 (21.87)          76                .96 (5)              .96 (5)        1.27 (5)
CLASS R-5:
 Year ended 3/31/2004                               57.49        2,473                .61                  .61            1.27
 Period from 5/15/2002 to 3/31/2003                (23.71)         782                .63 (5)              .63 (5)        1.31 (5)



                                                                                  Year ended March 31
                                                                2004          2003          2002         2001         2000

Portfolio turnover rate for all classes of shares                25%           29%           27%          37%          29%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Total returns exclude all sales charges, including contingent deferred sales charges.
(3) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start-up period for the retirement share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(4) Amount less than $1 million.
(5) Annualized.

See Notes to Financial Statements



INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
EUROPACIFIC GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of EuroPacific Growth Fund (the "Fund"), including the investment portfolio, as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended March 31, 2002 were audited by other auditors whose report, dated April 30, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the EuroPacific Growth Fund as of March 31, 2004, and the results of operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
Los Angeles, California
May 5, 2004



TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending March 31, 2004.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year is $66,091,000. Foreign source income earned by the fund for the fiscal year was $672,236,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the fund from ordinary income earned during the fiscal year are considered qualified dividend income. In addition, all of the dividends paid by the fund from ordinary income earned during the prior fiscal year are considered qualified dividend income.

Certain states may exempt from income taxation that portion of dividends paid by the fund from ordinary income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, $3,915,000 of the dividends paid by the fund from ordinary income earned during the fiscal year were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

 [logo - American Funds (r)]


                                         The right choice for the long term/(R)/




EuroPacific
Growth Fund/(R)/


 RETIREMENT PLAN
 PROSPECTUS





 June 1, 2004








TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
12    Purchase, exchange and sale of shares
14    Sales charges
16    Sales charge reductions
17    Individual Retirement Account (IRA) rollovers
17    Plans of distribution
18    Other compensation to dealers
18    Distributions and taxes
19    Financial highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Basin.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the United States. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings will fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad, and currency fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

EuroPacific Growth Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[bar chart]
1994   1.12%
1995  12.87
1996  18.64
1997   9.19
1998  15.54
1999  56.97
2000 -17.84
2001 -12.18
2002 -13.61
2003  32.91
[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST             29.09%  (quarter ended December 31, 1999)
LOWEST             -17.58%  (quarter ended September 30, 2002)


The fund's total return for the three months ended March 31, 2004, was 6.79%.

                                           EuroPacific Growth Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed.

The fund's investment results reflect the following sales charges:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 4/16/84    25.27%   4.16%    7.67%       12.76%





                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/17/02  31.82%     10.21%
 CLASS R-2 -- FIRST SOLD 5/31/02  31.81       7.05
 CLASS R-3 -- FIRST SOLD 5/21/02  32.37       6.61
 CLASS R-4 -- FIRST SOLD 6/7/02   32.88       9.27
 CLASS R-5 -- FIRST SOLD 5/15/02  33.25       7.48





                                        1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------------
 INDEXES
 MSCI EAFE Index/2/                     39.17%   0.26%    4.78%       10.56%
 Lipper International Funds Average/3/  34.74    1.74     4.99        10.41



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 MSCI EAFE (Europe, Australasia, Far East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

EuroPacific Growth Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The initial sales charge is reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                       CLASS    CLASS    CLASS   CLASS   CLASS
                             CLASS A    R-1      R-2      R-3     R-4     R-5
-------------------------------------------------------------------------------
 Management fees              0.45%   0.45 %   0.45 %   0.45 %   0.45%   0.45%
-------------------------------------------------------------------------------
 Distribution and/or          0.25    1.00     0.75     0.50     0.25    none
 service (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses/2/            0.17    0.37     0.88     0.34     0.22    0.16
-------------------------------------------------------------------------------
 Total annual fund            0.87    1.82     2.08     1.29     0.92    0.61
 operating expenses
-------------------------------------------------------------------------------
 Expense reimbursement        none    0.11/3/  0.41/3/  0.00/3/  none    none
-------------------------------------------------------------------------------
 Net expenses                 0.87    1.71     1.67     1.29     0.92    0.61
-------------------------------------------------------------------------------



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, .75% and
 .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class' average net assets annually.
2 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

3 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. The reimbursement for Class R-3 shares did not affect the net expenses for this share class.

                                           EuroPacific Growth Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                               1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------
 Class A/1/                     $659    $837    $1,029     $1,586
-------------------------------------------------------------------
 Class R-1/2/                    174     539       928      2,019
-------------------------------------------------------------------
 Class R-2/2/                    170     526       907      1,976
-------------------------------------------------------------------
 Class R-3/2/                    131     409       708      1,556
-------------------------------------------------------------------
 Class R-4                        94     293       509      1,131
-------------------------------------------------------------------
 Class R-5                        62     195       340        762
-------------------------------------------------------------------



1 Reflects the maximum initial sales charge in the first year.

2 Reflects expenses paid by Capital Research and Management Company during the start-up period for this class.

EuroPacific Growth Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. This policy is subject to change only upon 60 days' notice to shareholders. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indexes. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific Ocean.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

The fund may also hold cash, money market instruments and fixed income securities. The size of the fund's cash and fixed income position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good long-term investment opportunities. The investment adviser believes an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent attractive investment opportunities.

                                           EuroPacific Growth Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 4/16/84    32.91%   5.40%    8.31%       13.10%





                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/17/02  31.82%     10.21%
 CLASS R-2 -- FIRST SOLD 5/31/02  31.81       7.05
 CLASS R-3 -- FIRST SOLD 5/21/02  32.37       6.61
 CLASS R-4 -- FIRST SOLD 6/7/02   32.88       9.27
 CLASS R-5 -- FIRST SOLD 5/15/02  33.25       7.48





                                        1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------------
 INDEXES
 MSCI EAFE Index/2/                     39.17%   0.26%    4.78%       10.56%
 Lipper International Funds Average/3/  34.74    1.74     4.99        10.41



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 MSCI EAFE (Europe, Australasia, Far East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

EuroPacific Growth Fund / Prospectus

INDUSTRY DIVERSIFICATION AS OF MARCH 31, 2004
[pie chart]
Commercial banks 9.40%
Pharmaceuticals 8.67
Diversified telecommunication services 7.72
Wireless telecommunication services 5.16
Oil & gas 5.11
Other industries 56.53
Cash & equivalents 7.41
[end pie chart]




                              PERCENT OF                                      PERCENT OF
 PERCENT INVESTED BY COUNTRY  NET ASSETS        TEN LARGEST EQUITY HOLDINGS   NET ASSETS
 Europe                                         AstraZeneca                     2.14%
                                               ------------------------------------------
 United Kingdom                 13.4%           Vodafone                        1.98
------------------------------------------     ------------------------------------------
 Netherlands                     7.9            KPN                             1.57
------------------------------------------     ------------------------------------------
 France                          4.7            Mitsui Sumitomo Insurance       1.47
------------------------------------------     ------------------------------------------
 Switzerland                     4.0            Nestle                          1.35
------------------------------------------     ------------------------------------------
 Germany                         3.9            Unilever                        1.32
------------------------------------------     ------------------------------------------
 Spain                           2.2            Novo Nordisk                    1.30
------------------------------------------     ------------------------------------------
 Norway                          2.1            Telefonica                      1.30
------------------------------------------     ------------------------------------------
 Denmark                         1.6            Cia. Vale do Rio Doce           1.24
------------------------------------------     ------------------------------------------
 Ireland                         1.6            HSBC                            1.17
------------------------------------------     ------------------------------------------
 Italy                           0.9
------------------------------------------
 Sweden                          0.8
------------------------------------------
 Belgium                         0.7
------------------------------------------
 Austria                         0.6
------------------------------------------
 Finland                         0.5
------------------------------------------
 Other Europe                    1.4
------------------------------------------
 Pacific Basin
 Japan                          21.5
------------------------------------------
 South Korea                     5.5
------------------------------------------
 Canada                          4.1
------------------------------------------
 Australia                       3.8
------------------------------------------
 Mexico                          2.7
------------------------------------------
 Taiwan                          2.7
------------------------------------------
 Hong Kong                       0.6
------------------------------------------
 China                           0.5
------------------------------------------
 Other Pacific Basin             1.0
------------------------------------------
 Other
 Brazil                          2.4
------------------------------------------
 Other countries                 1.5
------------------------------------------
 Cash & equivalents              7.4


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

                                           EuroPacific Growth Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

EuroPacific Growth Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. All investment decisions are made within the parameters established by the fund's objective(s) and the policies and oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans and ownership of The Capital Group Companies, the parent company of Capital Research and Management Company. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.

The primary individual portfolio counselors for EuroPacific Growth Fund are:



 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR        PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND      (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------
 MARK E. DENNING                       13 years             Director, Capital Research and Management Company
 President and Trustee           (plus 3 years prior
                               experience as a research     Investment professional for 22 years, all with
                              professional for the fund)    Capital Research and Management Company or
                                                            affiliate

-------------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                     20 years             Senior Vice President, Capital Research Company
 Executive Vice President    (since the fund's inception)
                                                            Investment professional for 38 years in total;
                                                            32 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                    10 years             Senior Vice President, Capital Research and
 Senior Vice President           (plus 7 years prior        Management Company
                               experience as a research
                              professional for the fund)    Investment professional for 19 years, all with
                                                            Capital Research and Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------
 ALWYN W. HEONG                        8 years              Senior Vice President, Capital Research Company
 Vice President                  (plus 3 years prior
                               experience as a research     Investment professional for 16 years in total;
                              professional for the fund)    12 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                        3 years              Senior Vice President, Capital Research Company
 Vice President                  (plus 8 years prior
                               experience as a research     Investment professional for 16 years in total;
                              professional for the fund)    13 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN                       3 years              Vice President, Capital Research and Management
                                 (plus 4 years prior        Company
                               experience as a research
                              professional for the fund)    Investment professional for 18 years in total;
                                                            14 years with Capital Research and Management
                                                            Company or affiliate

                                           EuroPacific Growth Fund / Prospectus

EuroPacific Growth Fund / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/SM/ accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

                                           EuroPacific Growth Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the fund's securities that principally trade in those international markets, the securities will be valued at fair value.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

EuroPacific Growth Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

                                           EuroPacific Growth Fund / Prospectus

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans (including certain 403(b) plans) not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charges on or before March 31, 2004 may continue to purchase Class A shares without any initial or contingent deferred sales charges.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

EuroPacific Growth Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS FROM THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, THE STATEMENT OF ADDITIONAL INFORMATION OR YOUR FINANCIAL ADVISER.

                                           EuroPacific Growth Fund / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses of up to .25% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

EuroPacific Growth Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's fund sales by that dealer and (b) .02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers outside the top 75 firms.


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.




[logo - EuroPacific Growth Fund (r)]
                                       18

                                           EuroPacific Growth Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.






                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS

                                                                   Net
                                                             gains (losses)
                                     Net asset                on securities
                                      value,        Net      (both realized   Total from
                                     beginning  investment         and        investment
                                     of period    income       unrealized)    operations
-------------------------------------------------------------------------------------------
CLASS A:
Year ended 3/31/2004                  $20.78       $.29         $ 11.50        $ 11.79
Year ended 3/31/2003                   27.23        .25           (6.46)         (6.21)
Year ended 3/31/2002                   28.72        .33           (1.16)          (.83)
Year ended 3/31/2001                   44.61        .69          (12.65)        (11.96)
Year ended 3/31/2000                   30.21        .34           15.74          16.08
-------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 3/31/2004                   20.67        .04           11.41          11.45
Period from 6/17/2002 to 3/31/2003     26.26        .06           (5.41)         (5.35)
-------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 3/31/2004                   20.64        .05           11.40          11.45
 Period from 5/31/2002 to 3/31/2003    27.34        .10           (6.55)         (6.45)
-------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 3/31/2004                   20.68        .15           11.45          11.60
 Period from 5/21/2002 to 3/31/2003    27.64        .17           (6.86)         (6.69)
-------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 3/31/2004                  $20.63       $.27         $ 11.41        $ 11.68
 Period from 6/7/2002 to 3/31/2003     26.69        .22           (6.00)         (5.78)
-------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 3/31/2004                   20.78        .35           11.51          11.86
 Period from 5/15/2002 to 3/31/2003    27.55        .26           (6.74)         (6.48)
                                           DIVIDENDS AND DISTRIBUTIONS
                                                                                                                     Ratio of
                                                                                                                     expenses
                                                                                                                    to average
                                     Dividends   Distributions      Total      Net asset              Net assets,   net assets
                                     (from net       (from        dividends     value,                  end of        before
                                     investment     capital          and        end of      Total       period        reim-
                                      income)       gains)      distributions   period    return/2/  (in millions)  bursement
--------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 3/31/2004                   $(.31)       $   --         $ (.31)      $32.26      57.11%      $32,759        .87 %
Year ended 3/31/2003                    (.24)           --           (.24)       20.78     (23.16)       20,143        .90
Year ended 3/31/2002                    (.66)           --           (.66)       27.23      (2.63)       27,765        .88
Year ended 3/31/2001                    (.19)        (3.74)         (3.93)       28.72     (28.02)       28,963        .84
Year ended 3/31/2000                    (.29)        (1.39)         (1.68)       44.61      54.32        38,837        .84
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 3/31/2004                    (.23)           --           (.23)       31.89      55.72             8       1.82
Period from 6/17/2002 to 3/31/2003      (.24)           --           (.24)       20.67     (20.56)            1       2.84/4/
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 3/31/2004                    (.23)           --           (.23)       31.86      55.78           174       2.08
 Period from 5/31/2002 to 3/31/2003     (.25)           --           (.25)       20.64     (23.80)           29       2.33/4/
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 3/31/2004                    (.32)           --           (.32)       31.96      56.46         1,052       1.29
 Period from 5/21/2002 to 3/31/2003     (.27)           --           (.27)       20.68     (24.40)           63       1.35/4/
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 3/31/2004                   $(.36)       $   --         $ (.36)      $31.95      57.00%      $ 1,106        .92 %
 Period from 6/7/2002 to 3/31/2003      (.28)           --           (.28)       20.63     (21.87)           76        .96/4/
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 3/31/2004                    (.38)           --           (.38)       32.26      57.49         2,473        .61
 Period from 5/15/2002 to 3/31/2003     (.29)           --           (.29)       20.78     (23.71)          782        .63/4/

                                       Ratio of
                                       expenses
                                      to average     Ratio of
                                      net assets       net
                                        after       income to
                                        reim-        average
                                     bursement/3/   net assets
---------------------------------------------------------------
CLASS A:
Year ended 3/31/2004                     .87 %        1.08 %
Year ended 3/31/2003                     .90          1.06
Year ended 3/31/2002                     .88          1.21
Year ended 3/31/2001                     .84          1.89
Year ended 3/31/2000                     .84           .93
---------------------------------------------------------------
CLASS R-1:
Year ended 3/31/2004                    1.71           .15
Period from 6/17/2002 to 3/31/2003      1.73/4/        .32/4/
---------------------------------------------------------------
CLASS R-2:
Year ended 3/31/2004                    1.67           .17
 Period from 5/31/2002 to 3/31/2003     1.70/4/        .53/4/
---------------------------------------------------------------
CLASS R-3:
Year ended 3/31/2004                    1.29           .51
 Period from 5/21/2002 to 3/31/2003     1.31/4/        .87/4/
---------------------------------------------------------------
CLASS R-4:
Year ended 3/31/2004                     .92 %         .92 %
 Period from 6/7/2002 to 3/31/2003       .96/4/       1.27/4/
---------------------------------------------------------------
CLASS R-5:
Year ended 3/31/2004                     .61          1.27
 Period from 5/15/2002 to 3/31/2003      .63/4/       1.31/4/

EuroPacific Growth Fund / Prospectus

                                           YEAR ENDED MARCH 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       25%         29%         27%         37%          29%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Total returns exclude all sales charges.

3 The ratios in this column reflect the impact, if any, of certain reimbursements and payments from Capital Research and Management Company. During the start-up period for the Class R shares (except Class R-5), Capital Research and Management Company voluntarily agreed to pay a portion of the fees related to transfer agent services.
4 Annualized.
                                           EuroPacific Growth Fund / Prospectus

 [logo - American Funds (r)]

                                         The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   American FundsLine/(R)/
          FOR 24                   800/325-3590
          -HOUR INFORMATION        FundsLine Online/(R)/
                                   americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.







[recycled bug - LOGO]




Printed on recycled paper
RPGEPR-916-0604 Litho in USA               Investment Company File No. 811-3734
CGD/RRD/8031
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian        Capital Bank and Trust


THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY

 [logo - American Funds (r)]


                                         The right choice for the long term/(R)/




EuroPacific
Growth Fund/(R)/


 RETIREMENT PLAN
 PROSPECTUS





 June 1, 2004








TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
12    Purchase, exchange and sale of shares
14    Sales charges
16    Sales charge reductions
17    Individual Retirement Account (IRA) rollovers
17    Plans of distribution
18    Other compensation to dealers
18    Distributions and taxes
19    Financial highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Basin.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the United States. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings will fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad, and currency fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

EuroPacific Growth Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[bar chart]
1994   1.12%
1995  12.87
1996  18.64
1997   9.19
1998  15.54
1999  56.97
2000 -17.84
2001 -12.18
2002 -13.61
2003  32.91
[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST             29.09%  (quarter ended December 31, 1999)
LOWEST             -17.58%  (quarter ended September 30, 2002)


The fund's total return for the three months ended March 31, 2004, was 6.79%.

                                           EuroPacific Growth Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed.

The fund's investment results reflect the following sales charges:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 4/16/84    25.27%   4.16%    7.67%       12.76%





                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/17/02  31.82%     10.21%
 CLASS R-2 -- FIRST SOLD 5/31/02  31.81       7.05
 CLASS R-3 -- FIRST SOLD 5/21/02  32.37       6.61
 CLASS R-4 -- FIRST SOLD 6/7/02   32.88       9.27
 CLASS R-5 -- FIRST SOLD 5/15/02  33.25       7.48





                                        1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------------
 INDEXES
 MSCI EAFE Index/2/                     39.17%   0.26%    4.78%       10.56%
 Lipper International Funds Average/3/  34.74    1.74     4.99        10.41



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 MSCI EAFE (Europe, Australasia, Far East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

EuroPacific Growth Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The initial sales charge is reduced for purchases of $25,000 or more, and eliminated for purchases of $1 million or more.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                       CLASS    CLASS    CLASS   CLASS   CLASS
                             CLASS A    R-1      R-2      R-3     R-4     R-5
-------------------------------------------------------------------------------
 Management fees              0.45%   0.45 %   0.45 %   0.45 %   0.45%   0.45%
-------------------------------------------------------------------------------
 Distribution and/or          0.25    1.00     0.75     0.50     0.25    none
 service (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses/2/            0.17    0.37     0.88     0.34     0.22    0.16
-------------------------------------------------------------------------------
 Total annual fund            0.87    1.82     2.08     1.29     0.92    0.61
 operating expenses
-------------------------------------------------------------------------------
 Expense reimbursement        none    0.11/3/  0.41/3/  0.00/3/  none    none
-------------------------------------------------------------------------------
 Net expenses                 0.87    1.71     1.67     1.29     0.92    0.61
-------------------------------------------------------------------------------



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, .75% and
 .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class' average net assets annually.
2 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

3 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. The reimbursement for Class R-3 shares did not affect the net expenses for this share class.

                                           EuroPacific Growth Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                               1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------
 Class A/1/                     $659    $837    $1,029     $1,586
-------------------------------------------------------------------
 Class R-1/2/                    174     539       928      2,019
-------------------------------------------------------------------
 Class R-2/2/                    170     526       907      1,976
-------------------------------------------------------------------
 Class R-3/2/                    131     409       708      1,556
-------------------------------------------------------------------
 Class R-4                        94     293       509      1,131
-------------------------------------------------------------------
 Class R-5                        62     195       340        762
-------------------------------------------------------------------



1 Reflects the maximum initial sales charge in the first year.

2 Reflects expenses paid by Capital Research and Management Company during the start-up period for this class.

EuroPacific Growth Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. This policy is subject to change only upon 60 days' notice to shareholders. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indexes. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific Ocean.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

The fund may also hold cash, money market instruments and fixed income securities. The size of the fund's cash and fixed income position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good long-term investment opportunities. The investment adviser believes an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent attractive investment opportunities.

                                           EuroPacific Growth Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 4/16/84    32.91%   5.40%    8.31%       13.10%





                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/17/02  31.82%     10.21%
 CLASS R-2 -- FIRST SOLD 5/31/02  31.81       7.05
 CLASS R-3 -- FIRST SOLD 5/21/02  32.37       6.61
 CLASS R-4 -- FIRST SOLD 6/7/02   32.88       9.27
 CLASS R-5 -- FIRST SOLD 5/15/02  33.25       7.48





                                        1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------------
 INDEXES
 MSCI EAFE Index/2/                     39.17%   0.26%    4.78%       10.56%
 Lipper International Funds Average/3/  34.74    1.74     4.99        10.41



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 MSCI EAFE (Europe, Australasia, Far East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

EuroPacific Growth Fund / Prospectus

INDUSTRY DIVERSIFICATION AS OF MARCH 31, 2004
[pie chart]
Commercial banks 9.40%
Pharmaceuticals 8.67
Diversified telecommunication services 7.72
Wireless telecommunication services 5.16
Oil & gas 5.11
Other industries 56.53
Cash & equivalents 7.41
[end pie chart]




                              PERCENT OF                                      PERCENT OF
 PERCENT INVESTED BY COUNTRY  NET ASSETS        TEN LARGEST EQUITY HOLDINGS   NET ASSETS
 Europe                                         AstraZeneca                     2.14%
                                               ------------------------------------------
 United Kingdom                 13.4%           Vodafone                        1.98
------------------------------------------     ------------------------------------------
 Netherlands                     7.9            KPN                             1.57
------------------------------------------     ------------------------------------------
 France                          4.7            Mitsui Sumitomo Insurance       1.47
------------------------------------------     ------------------------------------------
 Switzerland                     4.0            Nestle                          1.35
------------------------------------------     ------------------------------------------
 Germany                         3.9            Unilever                        1.32
------------------------------------------     ------------------------------------------
 Spain                           2.2            Novo Nordisk                    1.30
------------------------------------------     ------------------------------------------
 Norway                          2.1            Telefonica                      1.30
------------------------------------------     ------------------------------------------
 Denmark                         1.6            Cia. Vale do Rio Doce           1.24
------------------------------------------     ------------------------------------------
 Ireland                         1.6            HSBC                            1.17
------------------------------------------     ------------------------------------------
 Italy                           0.9
------------------------------------------
 Sweden                          0.8
------------------------------------------
 Belgium                         0.7
------------------------------------------
 Austria                         0.6
------------------------------------------
 Finland                         0.5
------------------------------------------
 Other Europe                    1.4
------------------------------------------
 Pacific Basin
 Japan                          21.5
------------------------------------------
 South Korea                     5.5
------------------------------------------
 Canada                          4.1
------------------------------------------
 Australia                       3.8
------------------------------------------
 Mexico                          2.7
------------------------------------------
 Taiwan                          2.7
------------------------------------------
 Hong Kong                       0.6
------------------------------------------
 China                           0.5
------------------------------------------
 Other Pacific Basin             1.0
------------------------------------------
 Other
 Brazil                          2.4
------------------------------------------
 Other countries                 1.5
------------------------------------------
 Cash & equivalents              7.4


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

                                           EuroPacific Growth Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

EuroPacific Growth Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. All investment decisions are made within the parameters established by the fund's objective(s) and the policies and oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans and ownership of The Capital Group Companies, the parent company of Capital Research and Management Company. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.

The primary individual portfolio counselors for EuroPacific Growth Fund are:



 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR        PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND      (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------
 MARK E. DENNING                       13 years             Director, Capital Research and Management Company
 President and Trustee           (plus 3 years prior
                               experience as a research     Investment professional for 22 years, all with
                              professional for the fund)    Capital Research and Management Company or
                                                            affiliate

-------------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                     20 years             Senior Vice President, Capital Research Company
 Executive Vice President    (since the fund's inception)
                                                            Investment professional for 38 years in total;
                                                            32 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                    10 years             Senior Vice President, Capital Research and
 Senior Vice President           (plus 7 years prior        Management Company
                               experience as a research
                              professional for the fund)    Investment professional for 19 years, all with
                                                            Capital Research and Management Company or
                                                            affiliate
-------------------------------------------------------------------------------------------------------------
 ALWYN W. HEONG                        8 years              Senior Vice President, Capital Research Company
 Vice President                  (plus 3 years prior
                               experience as a research     Investment professional for 16 years in total;
                              professional for the fund)    12 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                        3 years              Senior Vice President, Capital Research Company
 Vice President                  (plus 8 years prior
                               experience as a research     Investment professional for 16 years in total;
                              professional for the fund)    13 years with Capital Research and Management
                                                            Company or affiliate

-------------------------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN                       3 years              Vice President, Capital Research and Management
                                 (plus 4 years prior        Company
                               experience as a research
                              professional for the fund)    Investment professional for 18 years in total;
                                                            14 years with Capital Research and Management
                                                            Company or affiliate

                                           EuroPacific Growth Fund / Prospectus

EuroPacific Growth Fund / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/SM/ accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

                                           EuroPacific Growth Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the fund's securities that principally trade in those international markets, the securities will be valued at fair value.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

EuroPacific Growth Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

                                           EuroPacific Growth Fund / Prospectus

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans (including certain 403(b) plans) not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charges on or before March 31, 2004 may continue to purchase Class A shares without any initial or contingent deferred sales charges.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

EuroPacific Growth Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS FROM THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, THE STATEMENT OF ADDITIONAL INFORMATION OR YOUR FINANCIAL ADVISER.

                                           EuroPacific Growth Fund / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses of up to .25% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

EuroPacific Growth Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's fund sales by that dealer and (b) .02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers outside the top 75 firms.


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.




[logo - EuroPacific Growth Fund (r)]
                                       18

                                           EuroPacific Growth Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.






                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS

                                                                   Net
                                                             gains (losses)
                                     Net asset                on securities
                                      value,        Net      (both realized   Total from
                                     beginning  investment         and        investment
                                     of period    income       unrealized)    operations
-------------------------------------------------------------------------------------------
CLASS A:
Year ended 3/31/2004                  $20.78       $.29         $ 11.50        $ 11.79
Year ended 3/31/2003                   27.23        .25           (6.46)         (6.21)
Year ended 3/31/2002                   28.72        .33           (1.16)          (.83)
Year ended 3/31/2001                   44.61        .69          (12.65)        (11.96)
Year ended 3/31/2000                   30.21        .34           15.74          16.08
-------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 3/31/2004                   20.67        .04           11.41          11.45
Period from 6/17/2002 to 3/31/2003     26.26        .06           (5.41)         (5.35)
-------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 3/31/2004                   20.64        .05           11.40          11.45
 Period from 5/31/2002 to 3/31/2003    27.34        .10           (6.55)         (6.45)
-------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 3/31/2004                   20.68        .15           11.45          11.60
 Period from 5/21/2002 to 3/31/2003    27.64        .17           (6.86)         (6.69)
-------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 3/31/2004                  $20.63       $.27         $ 11.41        $ 11.68
 Period from 6/7/2002 to 3/31/2003     26.69        .22           (6.00)         (5.78)
-------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 3/31/2004                   20.78        .35           11.51          11.86
 Period from 5/15/2002 to 3/31/2003    27.55        .26           (6.74)         (6.48)
                                           DIVIDENDS AND DISTRIBUTIONS
                                                                                                                     Ratio of
                                                                                                                     expenses
                                                                                                                    to average
                                     Dividends   Distributions      Total      Net asset              Net assets,   net assets
                                     (from net       (from        dividends     value,                  end of        before
                                     investment     capital          and        end of      Total       period        reim-
                                      income)       gains)      distributions   period    return/2/  (in millions)  bursement
--------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 3/31/2004                   $(.31)       $   --         $ (.31)      $32.26      57.11%      $32,759        .87 %
Year ended 3/31/2003                    (.24)           --           (.24)       20.78     (23.16)       20,143        .90
Year ended 3/31/2002                    (.66)           --           (.66)       27.23      (2.63)       27,765        .88
Year ended 3/31/2001                    (.19)        (3.74)         (3.93)       28.72     (28.02)       28,963        .84
Year ended 3/31/2000                    (.29)        (1.39)         (1.68)       44.61      54.32        38,837        .84
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 3/31/2004                    (.23)           --           (.23)       31.89      55.72             8       1.82
Period from 6/17/2002 to 3/31/2003      (.24)           --           (.24)       20.67     (20.56)            1       2.84/4/
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 3/31/2004                    (.23)           --           (.23)       31.86      55.78           174       2.08
 Period from 5/31/2002 to 3/31/2003     (.25)           --           (.25)       20.64     (23.80)           29       2.33/4/
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 3/31/2004                    (.32)           --           (.32)       31.96      56.46         1,052       1.29
 Period from 5/21/2002 to 3/31/2003     (.27)           --           (.27)       20.68     (24.40)           63       1.35/4/
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 3/31/2004                   $(.36)       $   --         $ (.36)      $31.95      57.00%      $ 1,106        .92 %
 Period from 6/7/2002 to 3/31/2003      (.28)           --           (.28)       20.63     (21.87)           76        .96/4/
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 3/31/2004                    (.38)           --           (.38)       32.26      57.49         2,473        .61
 Period from 5/15/2002 to 3/31/2003     (.29)           --           (.29)       20.78     (23.71)          782        .63/4/

                                       Ratio of
                                       expenses
                                      to average     Ratio of
                                      net assets       net
                                        after       income to
                                        reim-        average
                                     bursement/3/   net assets
---------------------------------------------------------------
CLASS A:
Year ended 3/31/2004                     .87 %        1.08 %
Year ended 3/31/2003                     .90          1.06
Year ended 3/31/2002                     .88          1.21
Year ended 3/31/2001                     .84          1.89
Year ended 3/31/2000                     .84           .93
---------------------------------------------------------------
CLASS R-1:
Year ended 3/31/2004                    1.71           .15
Period from 6/17/2002 to 3/31/2003      1.73/4/        .32/4/
---------------------------------------------------------------
CLASS R-2:
Year ended 3/31/2004                    1.67           .17
 Period from 5/31/2002 to 3/31/2003     1.70/4/        .53/4/
---------------------------------------------------------------
CLASS R-3:
Year ended 3/31/2004                    1.29           .51
 Period from 5/21/2002 to 3/31/2003     1.31/4/        .87/4/
---------------------------------------------------------------
CLASS R-4:
Year ended 3/31/2004                     .92 %         .92 %
 Period from 6/7/2002 to 3/31/2003       .96/4/       1.27/4/
---------------------------------------------------------------
CLASS R-5:
Year ended 3/31/2004                     .61          1.27
 Period from 5/15/2002 to 3/31/2003      .63/4/       1.31/4/

EuroPacific Growth Fund / Prospectus

                                           YEAR ENDED MARCH 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       25%         29%         27%         37%          29%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Total returns exclude all sales charges.

3 The ratios in this column reflect the impact, if any, of certain reimbursements and payments from Capital Research and Management Company. During the start-up period for the Class R shares (except Class R-5), Capital Research and Management Company voluntarily agreed to pay a portion of the fees related to transfer agent services.
4 Annualized.
                                           EuroPacific Growth Fund / Prospectus

 [logo - American Funds (r)]

                                         The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   American FundsLine/(R)/
          FOR 24                   800/325-3590
          -HOUR INFORMATION        FundsLine Online/(R)/
                                   americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.







[recycled bug - LOGO]




Printed on recycled paper
RPGEPR-916-0604 Litho in USA               Investment Company File No. 811-3734
CGD/RRD/8031
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian        Capital Bank and Trust

                            EUROPACIFIC GROWTH FUND

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                June 1, 2004


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of EuroPacific Growth Fund (the "fund" or "EUPAC") dated June 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                            EuroPacific Growth Fund
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .        9
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       23
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       26
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       31
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       33
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       33
Shareholder Account Services  . . . . . . . . . . . . . . . . . . .       35
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       36
General Information . . . . . . . . . . . . . . . . . . . . . . . .       37
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Financial Statements





                        EuroPacific Growth Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered AT THE TIME OF PURCHASE, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


INVESTMENT OBJECTIVE

..    Generally, the fund will invest at least 80% of its assets in securities of issuers domiciled in Europe and the Pacific Basin. This policy is subject to change only upon 60 days' notice to shareholders. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indices. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific Ocean.

..    Although the United States is considered part of the Pacific Basin, the fund will normally not purchase equity securities of issuers domiciled in the United States. Cash and cash equivalents issued by U.S. issuers, however, will be treated as Pacific Basin assets.

DEBT SECURITIES

..    The fund may invest up to 5% of its assets in straight debt securities
     (i.e., not convertible into equity) rated Baa or below by Moody's Investors Service ("Moody's") and BBB or below by Standard & Poor's Corporation ("S&P") or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company (the "investment adviser").

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.


                        EuroPacific Growth Fund - Page 2

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $2.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Generally, issuers pay investors interest and repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and increase in value until maturity. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


                        EuroPacific Growth Fund - Page 3

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes, political and corporate developments and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and


                        EuroPacific Growth Fund - Page 4
convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (for example, short-term notes up to 12 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should


                        EuroPacific Growth Fund - Page 5
market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended March 31, 2004 and 2003 were 25% and 29%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are


                        EuroPacific Growth Fund - Page 6
based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:

1. Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of the total assets, the fund may exceed the 5% limitation with regards to investments in the securities of any one foreign government);

2.   Invest in companies for the purpose of exercising control or management;

3. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Invest more than 5% of its total assets in the securities of other investment companies; such investments shall be limited to 3% of the voting stock of any investment company provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction;

5. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

6. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that entering into foreign currency contracts shall not be prohibited by this restriction;

7. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

8. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

9.   Purchase securities on margin;

10. Issue senior securities or borrow money, except as permitted by the 1940 Act, as amended or any rule thereunder, any Securities and Exchange Commission ("SEC") or SEC staff interpretations thereof or any exceptions therefrom which may be granted by the SEC;

11.  Mortgage, pledge or hypothecate its total assets to any extent;

12. Purchase or retain the securities of any issuer, if those individual officers and trustees of the fund, its investment adviser or principal underwriter, each owning beneficially more than ^ of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;


                        EuroPacific Growth Fund - Page 7

13. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

14.  Invest in puts, calls, straddles or spreads, or combinations thereof; or

15. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. As to 75% of the fund's total assets, investments in any one issuer will be limited to no more than 10% of the voting securities of such issuer;

2. The fund does not currently intend to engage in an ongoing or regular securities lending program;

3. The fund will only borrow for temporary or emergency purposes and not for investment in securities; or

4. The fund may not invest more than 15% of the value of its net assets in illiquid securities.


                        EuroPacific Growth Fund - Page 8

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS


                                YEAR FIRST                                         NUMBER OF BOARDS
                    POSITION     ELECTED                                            WITHIN THE FUND
                    WITH THE    A TRUSTEE       PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE       FUND    OF THE FUND/1/             PAST 5 YEARS               TRUSTEE SERVES              BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Elisabeth           Trustee       1991        Senior Partner, ANZI, Ltd.                  3            None
 Allison                                       (mergers and acquisitions, joint
 Age: 57                                       ventures and licensing
                                               consultants); Chief Business
                                               Adviser, Harvard Medical School;
                                               former Senior Vice President,
                                               Development, McGraw Hill
                                               Companies (printing &
                                               publishing)
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox       Trustee       1984        Managing General Partner, Fox               7            Crompton Corporation
 Age: 67                                       Investments LP; former
                                               Professor, University of
                                               California; retired President
                                               and CEO, Foster Farms (poultry
                                               producer)
-----------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh         Trustee       1994        Executive Chairman of the Board,            3            None
 Age: 63                                       Itoh Building Co., Ltd.; former
                                               President, Autosplice KK; former
                                               Managing Partner, VENCA
                                               Management (venture capital)
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling    Trustee       1987        President, American Public Media            6            Irwin Financial
 Age: 62                                       Group                                                    Corporation;
                                                                                                        St. Paul Companies
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald    Trustee       1984        The IBJ Professor of Finance,               8            iStar Financial, Inc.; Plum
 Age: 67                                       Graduate School of Business,                             Creek Timber Co.;
                                               Stanford University                                      Scholastic Corporation;
                                                                                                        Varian, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 William I.          Trustee       1992        Chairman of the Board, Irwin                3            Cummins, Inc.; Tennant
 Miller                                        Financial Corporation                                    Company
 Age: 48
-----------------------------------------------------------------------------------------------------------------------------------
 Alessandro Ovi      Trustee       2002        Special Advisor to the President            2            Korn & Ferry; SEAT (Telecom
 Age: 60                                       of the European Commission;                              Italia); ST
                                               former CEO, Tecnitel                                     Microelectronics
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P.             Trustee       1996        Chairman of the Board and CEO,              6            None
 Pendleton                                     Cairnwood, Inc. (venture capital
 Age: 64                                       investment)
-----------------------------------------------------------------------------------------------------------------------------------




                        EuroPacific Growth Fund - Page 9

                                                  PRINCIPAL OCCUPATION(S) DURING
                                  YEAR FIRST             PAST 5 YEARS AND
                                   ELECTED                POSITIONS HELD              NUMBER OF BOARDS
                     POSITION     A TRUSTEE          WITH AFFILIATED ENTITIES          WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                     WITH THE   AND/OR OFFICER     OR THE PRINCIPAL UNDERWRITER      COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE        FUND     OF THE FUND/1/              OF THE FUND                TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES /4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 Gina H. Despres     Chairman        1999        Senior Vice President, Capital               4            None
 Age: 62             of the                      Research and Management Company;
                     Board                       Vice President, Capital Strategy
                                                 Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Mark E. Denning     President       1994        Director, Capital Research and               1            None
 Age: 46             and                         Management Company; Director, The
                     Trustee                     Capital Group Companies, Inc.*;
                                                 Senior Vice President, Capital
                                                 Research Company*;
-----------------------------------------------------------------------------------------------------------------------------------





                       EuroPacific Growth Fund - Page 10

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                                                                                  PAST 5 YEARS AND POSITIONS HELD
                            POSITION         YEAR FIRST ELECTED                       WITH AFFILIATED ENTITIES
                            WITH THE             AN OFFICER                         OR THE PRINCIPAL UNDERWRITER
   NAME AND AGE               FUND             OF THE FUND/1/                               OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Stephen E. Bepler         Executive                1984         Senior Vice President, Capital Research Company*
 Age: 61                 Vice President
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W.                Senior Vice               1996         Senior Vice President, Capital Research and Management Company;
 Lovelace                  President                             Chairman of the Board, Capital Research Company*; Director,
 Age: 41                                                         American Funds Distributors, Inc.*; Director, The Capital Group
                                                                 Companies, Inc.*;
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer            Vice                  2004         Vice President and Secretary, Capital Research and Management
 Age: 49                   President                             Company; Secretary, American Funds Distributors, Inc.*; Director,
                                                                 Capital Bank and Trust Company
-----------------------------------------------------------------------------------------------------------------------------------
 Nicholas J. Grace            Vice                  2004         Senior Vice President and Director, Capital Research Company*
 Age: 38                   President
-----------------------------------------------------------------------------------------------------------------------------------
 Alwyn W. Heong               Vice                  1998         Senior Vice President, Capital Research Company*
 Age: 44                   President
-----------------------------------------------------------------------------------------------------------------------------------
 Carl M. Kawaja               Vice                  2003         Senior Vice President, Capital Research Company*; Director,
 Age: 39                   President                             Capital International, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Sung Lee                     Vice                  2003         Vice President and Director, Capital Research Company*
 Age: 37                   President
-----------------------------------------------------------------------------------------------------------------------------------
 Hiromi Mizugaki              Vice                  1998         Vice President, Capital Research Company*
 Age: 42                   President
-----------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti          Secretary                1984         Vice President - Fund Business Management Group, Capital Research
 Age: 47                                                         and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould           Treasurer                1993         Vice President - Fund Business Management Group, Capital Research
 Age: 49                                                         and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe           Assistant                1998         Vice President - Fund Business Management Group, Capital Research
 Age: 37                   Treasurer                             and Management Company
-----------------------------------------------------------------------------------------------------------------------------------





                       EuroPacific Growth Fund - Page 11

* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed, except Nicholas J. Grace, Sung Lee and Hiromi
  Mizugaki, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                       EuroPacific Growth Fund - Page 12

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2003


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME                FUND SHARES OWNED             BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Elisabeth Allison              Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                Over $100,000                Over $100,000
-------------------------------------------------------------------------------
 Koichi Itoh                 $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 William H. Kling              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 William I. Miller             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Alessandro Ovi                 $1 - $10,000               $1 - $10,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 Mark E. Denning               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gina H. Despres                $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION - No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $23,000 to Trustees who are not affiliated with the investment adviser, $1,000 for each Board of Trustees meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Trustees.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.


                       EuroPacific Growth Fund - Page 13

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED MARCH 31, 2004


                                                                                                      TOTAL COMPENSATION (INCLUDING
                                                                                                          VOLUNTARILY DEFERRED
                                                                          AGGREGATE COMPENSATION            COMPENSATION/1/)
                                                                          (INCLUDING VOLUNTARILY        FROM ALL FUNDS MANAGED BY
                                                                         DEFERRED COMPENSATION/1/)   CAPITAL RESEARCH AND MANAGEMENT
                                 NAME                                          FROM THE FUND          COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------
 Elisabeth Allison                                                                $30,833                       $ 78,500
------------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox/3/                                                                  31,143                        200,000
------------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh/3/                                                                    31,334                         76,500
------------------------------------------------------------------------------------------------------------------------------------
 William H. Kling/3/                                                               28,000                        121,000
------------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald/3/                                                               27,500                        269,000
------------------------------------------------------------------------------------------------------------------------------------
 William I. Miller/3/                                                              27,500                         70,000
------------------------------------------------------------------------------------------------------------------------------------
 Alessandro Ovi/3/                                                                 28,500                         44,000
------------------------------------------------------------------------------------------------------------------------------------
 Kirk Pendleton/3/                                                                 31,767                        168,000
------------------------------------------------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Trustees. Compensation for the fiscal year ended March 31, 2004 includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2004 fiscal year for participating Trustees is as follows: Robert A. Fox ($420,971), Koichi Itoh ($259,606), William H. Kling ($229,002), John G.
  McDonald ($307,795), William I. Miller ($201,827), Alessandro Ovi ($48,783) and Kirk P. Pendleton ($255,740). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of May 1, 2004, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES - The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 17, 1983. Although the Board of Trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                       EuroPacific Growth Fund - Page 14

The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail prospectus and retail statement of additional information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES - The fund has an Audit Committee comprised of Elisabeth Allison, Robert A. Fox, Koichi Itoh and Kirk P. Pendleton, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Trustees. There were six Audit Committee meetings held during the 2004 fiscal year.


The fund has a Contracts Committee comprised of Elisabeth Allison, Robert A. Fox, Koichi Itoh, William H. Kling, John G. McDonald, William I. Miller, Alessandro Ovi and Kirk P. Pendleton, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. There was one Contracts Committee meeting held during the 2004 fiscal year.


The fund has a Nominating Committee comprised of Koichi Itoh, William H. Kling, Alessandro Ovi and Kirk P. Pendleton, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by


                       EuroPacific Growth Fund - Page 15
complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There were two Nominating Committee meetings held during the 2004 fiscal year.


PRINCIPAL FUND SHAREHOLDERS - The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on May 1, 2004:

                         NAME AND ADDRESS                            OWNERSHIP PERCENTAGE
--------------------------------------------------------------------------------------------
 Edward D. Jones & Co.                                               Class A         5.48%
 201 Progress Pkwy.
 Maryland Hts., MO  63043-3009
--------------------------------------------------------------------------------------------
 Wilmington Tr. Comp. TTEE FBO                                       Class R-1       5.43
 J&R Music World PSRP Ret. Pl.
 P.O. Box 8971
 Wilmington, DE  19899-8971
--------------------------------------------------------------------------------------------
 The Matco Group, Inc. 401K Plan                                     Class R-1       6.34
 Reliance Trust Company TTEE
 320 N. Jensen Rd.
 Vestal, NY  13850-2111
--------------------------------------------------------------------------------------------
 ING National Trust                                                  Class R-2       5.51
 151 Farmington Ave. #TN41
 Hartford, CT  06156-0001
--------------------------------------------------------------------------------------------
 MLPF&S for the Sole Benefit of its Customers                        Class R-3      21.34
 4800 Deer Lake Dr. E., Fl. 2
 Jacksonville, FL  32244-6484
--------------------------------------------------------------------------------------------
 Delaware Charter Guarantee & Trust                                  Class R-3       7.98
 711 High St.
 Des Moines, IA  50392-0001
--------------------------------------------------------------------------------------------
 The Manufacturers Life Ins. Co. USA                                 Class R-3      18.39
 250 Bloor St. East, 7th Floor
 Toronto, Ontario
 Canada M4W 1E5
--------------------------------------------------------------------------------------------
 Fidelity Investments Institutional                                  Class R-4       5.71
 100 Magellan Way KWIC                                               Class R-5       6.75
 Covington, KY  41015-1999
--------------------------------------------------------------------------------------------
 Charles Schwab & Co. Inc.                                           Class R-4       5.74
 101 Montgomery St.
 San Francisco, CA  94104-4122
--------------------------------------------------------------------------------------------
 Investors Bank & Trust TTEE                                         Class R-4       6.81
 FBO Ascension Health Def. Comp. 457F
 c/o Diversified Investment Advisers
 4 Manhattanville Rd.
 Purchase, NY  10577-2139
--------------------------------------------------------------------------------------------
 Prudential Securities                                               Class R-4       5.19
 FBO Prudential Ret. Plan Services
 P.O. Box 5310
 Scranton, PA  18505-5310
--------------------------------------------------------------------------------------------
 Patterson & Co.                                                     Class R-5       8.74
 FBO Wachovia Corp. 401K
 1525 West Wt. Harris Blvd.
 Charlotte, NC  28288
--------------------------------------------------------------------------------------------



                       EuroPacific Growth Fund - Page 16

INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees.


In approving the renewal of the Agreement, the Committee gave consideration to a wide variety of factors. The material factors considered by the Committee included the fund's investment results, advisory fees and expense ratios, all which compared favorably to similar funds. The


                       EuroPacific Growth Fund - Page 17

Committee noted in particular that the fund's advisory fees and expenses are substantially lower than those of similar funds. The Committee also reviewed the latest fiscal year financial results of the investment adviser compared to a group of publicly held mutual fund managers. In addition, the Committee considered the strength, reputation, quality and depth of experience of the investment adviser and its investment and administrative personnel. The Committee's action reflects its sense that the advisory fees and other expenses paid by the fund are fair and that shareholders have received reasonable value in return for such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the investment adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.69% on the first $500 million of the fund's average net assets, 0.59% of such assets in excess of $500 million but not exceeding $1.0 billion, 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion, 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.48% of such assets in excess of $2.5 billion but not exceeding $4.0 billion, 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion, 0.46% of such assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.45% of such assets in excess of $10.5 billion but not exceeding $17 billion, 0.44% of such assets in excess of $17 billion but not exceeding $21 billion, 0.43% of such net assets in excess of $21 billion but not exceeding $27 billion, 0.425% of such net assets in excess of $27 billion but not exceeding $34 billion, 0.42% of such net assets in excess of $34 billion but not exceeding $44 billion, and 0.415% of such net assets in excess of $44 billion.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended March 31, 2004, 2003 and 2002, the investment adviser received from the fund advisory fees of $144,962,000, $118,384,000 and $130,797,000, respectively.


                       EuroPacific Growth Fund - Page 18

ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's R share classes will continue in effect until December 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the fund's 2004 fiscal year, the investment adviser agreed to pay a portion of these fees for Class R-1, R-2 and R-3 shares. For the year ended March 31, 2004, the total fees paid by the investment adviser were $372,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the 2004 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:

                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                    $   12,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                       737,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                     1,265,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                       598,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                     1,559,000
-----------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State


                       EuroPacific Growth Fund - Page 19

College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2004            $6,044,000          $27,055,000
                                                 2003             4,090,000           18,408,000
                                                 2002             4,929,000           22,338,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to .25% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


                       EuroPacific Growth Fund - Page 20

For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of March 31, 2004, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $18,355,000.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2004 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $66,765,000                 $5,521,000
------------------------------------------------------------------------------
       CLASS R-1                     39,000                      6,000
------------------------------------------------------------------------------
       CLASS R-2                    672,000                    105,000
------------------------------------------------------------------------------
       CLASS R-3                  2,270,000                    329,000
------------------------------------------------------------------------------
       CLASS R-4                    944,000                    222,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the


                       EuroPacific Growth Fund - Page 21

American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.


As of March 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.


                       EuroPacific Growth Fund - Page 22

     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.

                          TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


                       EuroPacific Growth Fund - Page 23

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have


                       EuroPacific Growth Fund - Page 24
     resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.


                       EuroPacific Growth Fund - Page 25

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays


                       EuroPacific Growth Fund - Page 26
relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                       EuroPacific Growth Fund - Page 27

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000. . .           5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge.


The following investments are not subject to any initial sales charge if American Funds Service Company is notified:


     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and


                       EuroPacific Growth Fund - Page 28

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     Employer-sponsored retirement plans (including certain 403(b) plans as described above) not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Class A Sales Charge Reductions."

     Employer-sponsored retirement plans that invested in Class A shares without any sales charges on or before March 31, 2004 may continue to purchase Class A shares without any initial or contingent deferred sales charges.

     OTHER PURCHASES

     In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;


                       EuroPacific Growth Fund - Page 29

     (2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

     (3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

     (4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

     (8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit;

     (9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


                       EuroPacific Growth Fund - Page 30

For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a Statement to purchase $1 million or more without a sales charge.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during


                       EuroPacific Growth Fund - Page 31
     which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including holdings in Endowments (shares of which may be owned only by tax-exempt organizations) may be credited toward satisfying the Statement.


     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be


                       EuroPacific Growth Fund - Page 32
     aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of American Funds money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination


                       EuroPacific Growth Fund - Page 33
of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation


                       EuroPacific Growth Fund - Page 34
determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                        SHAREHOLDER ACCOUNT SERVICES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if


                       EuroPacific Growth Fund - Page 35
at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.


Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended
 March 31, 2004, 2003 and 2002, amounted to $37,886,000, $29,148,000 and
$31,219,000, respectively. The volume of trading activity increased during the fund's 2004 fiscal year, resulting in an increase in total commissions paid on portfolio transactions in that year compared to the previous years.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is: (1) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(3) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year,


                       EuroPacific Growth Fund - Page 36
the fund held equity securities of ABN AMRO Holding NV in the amount of $373,248,000 and Deutsche Bank AG in the amount of $278,320,000 and debt securities of Bank of America Corp. in the amount of $99,858,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $27,467,000 for Class A shares for the 2004 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Kirkpatrick & Lockhart LLP, Four Embarcadero Center, 10th Floor, San Francisco, CA 94111, currently serves as counsel for the fund, and for Trustees who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the fund by Kirkpatrick & Lockhart LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its control affiliates. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Trustees of the fund, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on March 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


                       EuroPacific Growth Fund - Page 37

CODES OF ETHICS - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. These codes include: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


                       EuroPacific Growth Fund - Page 38

The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - MARCH 31, 2004

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $32.26
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $34.23



                       EuroPacific Growth Fund - Page 39

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                       EuroPacific Growth Fund - Page 40

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.


                       EuroPacific Growth Fund - Page 41

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                       EuroPacific Growth Fund - Page 42


 INVESTMENT PORTFOLIO, March 31, 2004

[begin pie chart]
INDUSTRY DIVERSIFICATION

                                                        Percent
By Industry                                       of net assets
Commercial Banks                                         9.40 %
Pharmaceuticals                                          8.67
Diversified Telecommunication Services                   7.72
Wireless Telecommunication Services                      5.16
Oil & Gas                                                5.11
Other industries                                        56.53
Cash & equivalents                                       7.41
[end pie chart]



LARGEST EQUITY HOLDINGS

                                      Percent
                                of net assets
AstraZeneca                            2.14 %
Vodafone                               1.98
KPN                                    1.57
Mitsui Sumitomo Insurance              1.47
Nestle                                 1.35
Unilever                               1.32
Novo Nordisk                           1.30
Telefonica                             1.30
Cia. Vale do Rio Doce                  1.24
HSBC                                   1.17



                                                                                         Shares or principal        Market
                                                                                                     amount          value
EQUITY SECURITIES (common and preferred stocks and convertible                                                       (000)
   debentures)  -  92.59%

COMMERCIAL BANKS  -  9.40%
HSBC Holdings PLC (United Kingdom)                                                               16,818,563      $ 250,395
HSBC Holdings PLC                                                                                15,894,640        239,675
ABN AMRO Holding NV (Netherlands)                                                                16,723,294        373,248
Kookmin Bank (South Korea)                                                                        9,184,720        372,613
Societe Generale (France)                                                                         3,920,000        335,020
Royal Bank of Scotland Group PLC (United Kingdom)                                                 9,170,000        279,797
Bank of Nova Scotia (Canada)                                                                      4,796,200        258,701
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
   units (Japan)                                                                              7,197,000,000        169,170
Sumitomo Mitsui Financial Group, Inc.                                                                10,100         74,614
Shinhan Financial Group Co., Ltd. (South Korea)                                                  12,970,900        238,777
Svenska Handelsbanken Group, Class A (Sweden)                                                    10,265,000        193,795
DEPFA BANK PLC (Ireland)                                                                          1,115,000        175,503
HBOS PLC (United Kingdom)                                                                        12,307,943        167,159
Mizuho Financial Group, Inc. (Japan)                                                                 36,290        155,981
Westpac Banking Corp. (Australia)                                                                11,000,000        147,316
National Savings and Commercial Bank Ltd. (GDR) (Hungary) (1)                                     3,700,000        139,675
Lloyds TSB Group PLC (United Kingdom)                                                            17,500,000        133,169
Credit Agricole SA (France)                                                                       4,000,000        104,524
Malayan Banking Bhd. (Malaysia)                                                                  13,150,300         40,143
Unibanco-Uniao de Bancos Brasileiros SA, units (GDS) (Brazil)                                     1,640,000         40,131
Allied Irish Banks, PLC (Ireland)                                                                 2,550,000         38,068
Toronto-Dominion Bank (Canada)                                                                      300,000         10,548


PHARMACEUTICALS  -  8.67%
AstraZeneca PLC (Sweden)                                                                         14,341,617        671,670
AstraZeneca PLC  (United Kingdom)                                                                 4,863,000        225,793
Novo Nordisk A/S, Class B (Denmark)                                                              11,749,350        545,470
Sanofi-Synthelabo (France)                                                                        6,852,631        447,878
Elan Corp., PLC (ADR) (Ireland) (1)                                                              18,644,300        384,445
Shionogi & Co., Ltd. (Japan)                                                                     17,546,000        309,408
UCB NV (Belgium)                                                                                  7,124,700        273,964
Novartis AG (Switzerland)                                                                         4,613,960        195,874
Roche Holding AG (Switzerland)                                                                    1,970,000        192,368
H. Lundbeck A/S (Denmark)                                                                         6,990,388        134,548
Chugai Pharmaceutical Co., Ltd. (Japan)                                                           6,418,000        101,969
ALTANA AG (Germany)                                                                               1,350,000         83,569
Aventis, Class A (France)                                                                           830,000         63,842


DIVERSIFIED TELECOMMUNICATION SERVICES  -  7.72%
Royal KPN NV (Netherlands) (1)                                                                   84,091,300        656,635
Telefonica, SA (Spain) (1)                                                                       35,918,705        543,723
KT Corp. (ADR) (South Korea)                                                                     10,687,880        203,497
KT Corp.                                                                                          2,807,590        103,490
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                             7,030,000        245,417
Telefonos de Mexico, SA de CV, Class L                                                            7,180,000         12,530
Telekom Austria AG (Austria) (1)                                                                 17,888,618        257,372
Portugal Telecom, SGPS, SA (Portugal)                                                            15,795,000        176,750
Telenor ASA (Norway)                                                                             23,044,700        159,855
Swisscom AG (Switzerland)                                                                           465,770        152,892
Deutsche Telekom AG (Germany) (1)                                                                 8,199,100        147,405
Telecom Italia SpA, nonvoting (Italy) (1)                                                        57,200,000        130,127
BT Group PLC (United Kingdom)                                                                    30,000,000         97,720
France Telecom, SA (France) (1)                                                                   3,530,000         90,376
Telecom Corp. of New Zealand Ltd. (New Zealand)                                                  18,366,816         71,048
Singapore Telecommunications Ltd. (Singapore)                                                    48,097,000         66,953
BCE Inc. (Canada)                                                                                 3,145,196         66,110
Philippine Long Distance Telephone Co. (ADR) (Philippines) (1)                                    2,936,764         50,219
Telewest Communications PLC (United Kingdom) (1)                                                 35,019,721            980


WIRELESS TELECOMMUNICATION SERVICES  -  5.16%
Vodafone Group PLC (United Kingdom)                                                             349,490,430        828,078
KDDI Corp. (Japan)                                                                                   79,948        450,249
SK Telecom Co., Ltd. (ADR) (South Korea)                                                         15,568,650        331,612
America Movil SA de CV, Series L (ADR) (Mexico)                                                   6,337,600        244,948
America Movil SA de CV, Series L                                                                  7,180,000         13,881
Bouygues SA (France)                                                                              3,030,000        104,328
China Mobile (Hong Kong) Ltd. (China)                                                            32,000,000         94,863
China Unicom Ltd. (China)                                                                       103,828,000         93,937


OIL & GAS  -  5.11%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                           13,411,150        449,274
Norsk Hydro AS (Norway)                                                                           5,370,000        338,071
Norsk Hydro ASA (ADR)                                                                               250,000         17,618
Canadian Natural Resources, Ltd. (Canada)                                                         6,062,700        335,790
Petro-Canada (Canada)                                                                             7,347,400        322,533
Royal Dutch Petroleum Co. (Netherlands)                                                           2,400,000        114,067
Royal Dutch Petroleum Co. (New York registered)                                                   1,000,000         47,580
Shell Transport and Trading Company, PLC (ADR) (United Kingdom)                                   1,675,000         66,849
Shell Transport and Trading Company, PLC                                                          4,200,000         27,478
LUKoil Holding (ADR) (Russia)                                                                       940,000        117,265
Nexen Inc. (Canada)                                                                               2,375,359         92,474
ENI SpA (Italy)                                                                                   4,250,000         85,517
Sasol Ltd. (South Africa)                                                                         4,700,000         73,212
BG Group PLC (United Kingdom)                                                                     4,570,000         27,354
TOTAL SA (France)                                                                                   130,000         23,883


FOOD PRODUCTS  -  4.56%
Nestle SA (Switzerland)                                                                           2,225,000        567,091
Unilever PLC (United Kingdom)                                                                    55,672,239        551,713
Unilever NV (Netherlands)                                                                         4,419,000        305,122
Koninklijke Numico NV, Class C (Netherlands) (1)                                                  8,145,900        240,408
Groupe Danone (France)                                                                            1,189,000        195,046
Nissin Food Products Co., Ltd. (Japan)                                                            1,979,500         50,423


MEDIA  -  3.78%
News Corp. Ltd., preferred (Australia)                                                           38,440,819        304,782
News Corp. Ltd., preferred (ADR)                                                                  2,113,400         67,016
News Corp. Ltd. (ADR)                                                                             1,477,300         53,153
News Corp. Ltd.                                                                                   3,981,442         35,790
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                            4,413,400        208,930
British Sky Broadcasting Group PLC (United Kingdom)                                              13,000,000        162,324
Mediaset SpA (Italy)                                                                              8,980,200         99,718
Mediaset SpA (2)                                                                                  4,138,700         45,957
Thomson Corp. (Canada)                                                                            3,270,000        101,020
WPP Group PLC (United Kingdom)                                                                    9,900,000        100,295
VNU NV (Netherlands)                                                                              3,245,000         92,976
Pearson PLC (United Kingdom)                                                                      7,537,272         85,791
Publishing & Broadcasting Ltd. (Australia)                                                        6,506,500         58,588
Elsevier NV (Netherlands)                                                                         4,210,000         55,601
Vivendi Universal (France) (1)                                                                    2,037,200         54,036
Nippon Television Network Corp. (Japan)                                                             180,790         32,245
Metropole Television (France) (1)                                                                   770,000         23,104
Antena 3 Television, SA (Spain) (1)                                                                  36,270          1,673
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                       3,430,000              -


AUTOMOBILES  -  3.67%
Honda Motor Co., Ltd. (Japan)                                                                     9,165,100        422,071
Suzuki Motor Corp. (Japan)                                                                       18,215,000        282,933
Toyota Motor Corp. (Japan)                                                                        7,127,600        265,328
Fuji Heavy Industries Ltd. (Japan)                                                               32,957,000        178,018
Renault SA (France)                                                                               1,775,000        122,996
Hyundai Motor Co. (South Korea)                                                                   2,643,450        120,849
Bayerische Motoren Werke AG (Germany)                                                             2,774,000        112,876
Nissan Motor Co., Ltd. (Japan)                                                                    3,045,000         34,035


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  3.51%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                        200,356,323        365,391
Samsung Electronics Co., Ltd. (South Korea)                                                         687,800        343,240
Rohm Co., Ltd. (Japan)                                                                            2,621,000        338,721
Advanced Semiconductor Engineering, Inc. (Taiwan) (1)                                           148,113,000        158,017
Tokyo Electron Ltd. (Japan)                                                                       2,217,400        147,855
STMicroelectronics NV (France)                                                                    4,900,000        115,570


INSURANCE  -  3.49%
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                                      57,996,000        616,517
Sompo Japan Insurance Inc. (Japan)                                                               18,399,000        197,000
Millea Holdings, Inc. (Japan)                                                                        11,513        178,941
PartnerRe Holdings Ltd. (Multinational)                                                           2,617,850        147,778
Allianz AG (Germany)                                                                                921,835        100,447
QBE Insurance Group Ltd. (Australia)                                                              9,440,760         80,543
Fairfax Financial Holdings Ltd. (Canada)                                                            333,000         51,688
Fairfax Financial Holdings Ltd. 5.00% convertible debentures 2023 (2)                       $    20,000,000         20,775
NIPPONKOA Insurance Co., Ltd. (Japan)                                                            10,217,000         68,420


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.33%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                    79,218,008        343,118
Murata Manufacturing Co., Ltd. (Japan)                                                            4,622,600        293,153
Hoya Corp. (Japan)                                                                                2,314,000        225,339
Hirose Electric Co., Ltd. (Japan)                                                                 1,830,000        203,138
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                 3,730,000        151,322
TDK Corp. (Japan)                                                                                 1,400,000        106,783
Yokogawa Electric Corp. (Japan)                                                                   3,532,000         52,321
Samsung SDI Co., Ltd. (South Korea)                                                                 130,020         19,057


METALS & MINING  -  3.11%
Cia. Vale do Rio Doce, ordinary nominative (ADR) (Brazil)                                         5,162,300        283,410
Cia. Vale do Rio Doce, Class A, preferred nominative                                              5,031,800        236,416
Xstrata PLC (United Kingdom)                                                                     21,747,885        290,164
WMC Resources Ltd (Australia)                                                                    32,925,603        128,643
BHP Billiton PLC (United Kingdom)                                                                12,000,000        109,535
POSCO (South Korea)                                                                                 640,000         90,455
Anglogold Ltd. (South Africa)                                                                     2,000,000         85,706
Alumina Ltd. (Australia)                                                                         12,621,257         51,624
Rio Tinto PLC (United Kingdom)                                                                    1,010,300         24,951


FOOD & STAPLES RETAILING  -  2.80%
Koninklijke Ahold NV (Netherlands) (1)                                                           59,159,532        484,505
AEON Co., Ltd. (Japan)                                                                            7,029,000        302,794
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                                  62,004,459        189,416
Coles Myer Ltd. (Australia)                                                                      17,647,400        109,350
Woolworths Ltd. (Australia)                                                                       9,700,089         87,715


BEVERAGES  -  2.25%
Orkla AS (Norway) (4)                                                                            11,024,000        316,486
Heineken NV (Netherlands)                                                                         6,303,750        252,706
Coca-Cola HBC SA (Greece)                                                                         5,364,583        137,346
Foster's Group Ltd. (Australia)                                                                  28,050,887         93,971
Southcorp Ltd. (Australia)                                                                       37,200,000         90,272
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                               1,020,000         50,255


SPECIALTY RETAIL  -  2.19%
INDITEX SA (Spain)                                                                               10,507,568        242,918
FAST RETAILING CO., LTD. (Japan)                                                                  2,705,100        220,862
Kingfisher PLC (United Kingdom)                                                                  35,269,098        187,253
Dixons Group PLC (United Kingdom)                                                                65,779,418        186,423
Yamada Denki Co., Ltd. (Japan)                                                                    1,386,000         54,121
Kesa Electricals PLC (United Kingdom)                                                             5,592,936         27,687


DIVERSIFIED FINANCIAL SERVICES  -  1.57%
ING Groep NV (Netherlands)                                                                       20,273,415        445,752
ING Groep NV, warrants, expire 2008 (1)                                                           1,730,000          7,233
Brascan Corp., Class A (Canada)                                                                   4,650,000        185,277
First Pacific Co. Ltd. (Hong Kong) (1)                                                           70,324,000         17,508


ELECTRIC UTILITIES  -  1.55%
Scottish Power PLC (United Kingdom)                                                              34,803,300        243,865
E.ON AG (Germany)                                                                                 3,655,000        240,908
Korea Electric Power Corp. (South Korea)                                                          6,915,960        121,581
Korea Deposit Insurance Corp. 2.25% convertible debentures 2005 (South Korea)(2)            $    35,300,000         44,125


HOUSEHOLD DURABLES  -  1.44%
Koninklijke Philips Electronics NV (Netherlands)                                                  6,110,000        176,792
Daito Trust Construction Co., Ltd. (Japan)                                                        4,000,000        155,809
Sekisui House, Ltd. (Japan)                                                                       9,575,000        107,757
LG Electronics Inc. (South Korea)                                                                 1,595,000         95,600
Sony Corp. (Japan)                                                                                1,609,700         67,335


BUILDING PRODUCTS  -  1.15%
Asahi Glass Co., Ltd. (Japan)                                                                    37,219,000        401,364
Tostem Inax Holding Corp. (Japan)                                                                 2,808,000         61,963
ASSA ABLOY AB, Class B (Sweden)                                                                   1,668,400         20,336


REAL ESTATE  -  0.95%
Mitsubishi Estate Co., Ltd. (Japan)                                                              11,830,000        160,147
Westfield Trust, units (Australia)                                                               32,667,579         91,239
Westfield Trust, units (1)                                                                        1,172,565          3,248
Sun Hung Kai Properties Ltd. (Hong Kong)                                                          8,150,000         74,521
Hongkong Land Holdings Ltd. (Hong Kong)                                                          34,363,300         62,198
Security Capital European Realty (Luxembourg) (1) (2) (3)                                           316,879          5,355


CHEMICALS  -  0.94%
L'Air Liquide (France)                                                                              988,569        168,367
Nitto Denko Corp. (Japan)                                                                         2,924,400        160,487
BASF AG (Germany)                                                                                 1,275,000         64,800

CONSTRUCTION MATERIALS  -  0.90%
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                        5,670,829        169,104
Cemex, SA de CV, American depositary warrants, expire 2004 (1)                                       17,989             65
Boral Ltd. (Australia)                                                                           19,060,392         91,924
Siam Cement Co. Ltd. (Thailand)                                                                  10,700,000         68,205
Holcim Ltd. (Switzerland)                                                                           900,000         48,114


TEXTILES, APPAREL & LUXURY GOODS  -  0.85%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                                       13,291,772        357,125


OFFICE ELECTRONICS  -  0.84%
Canon, Inc. (Japan)                                                                               5,390,000        278,731
Konica Minolta Holdings, Inc. (Japan)                                                             5,150,000         73,522


PAPER & FOREST PRODUCTS  -  0.80%
Sappi Ltd. (South Africa)                                                                        10,861,000        150,572
Stora Enso Oyj, Class R (Finland)                                                                 5,954,843         74,984
UPM-Kymmene Corp. (Finland)                                                                       4,000,000         73,290
Abitibi-Consolidated Inc. (Canada)                                                                5,106,300         36,296


MACHINERY  -  0.77%
FANUC LTD (Japan)                                                                                 3,140,000        196,721
Metso Oyj (Finland)                                                                               5,000,000         67,265
Volvo AB, Class B (Sweden)                                                                        1,742,900         57,381


MULTI-UTILITIES & UNREGULATED POWER  -  0.74%
National Grid Transco PLC (United Kingdom)                                                       39,241,000        310,525


CAPITAL MARKETS  -  0.66%
Deutsche Bank AG (Germany)                                                                        3,345,625        278,320


CONSUMER FINANCE  -  0.66%
ORIX Corp. (Japan)                                                                                1,497,000        165,312
ORIX Corp. (ADR)                                                                                    189,600         10,447
Promise Co., Ltd. (Japan)                                                                         1,444,100         99,063


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.65%
Smith & Nephew PLC (United Kingdom)                                                              16,599,308        163,583
Essilor (France)                                                                                  1,805,000        109,849



COMPUTERS & PERIPHERALS  -  0.57%
NEC Corp. (Japan)                                                                                29,295,000        240,588


MULTILINE RETAIL  -  0.53%
Marui Co., Ltd. (Japan)                                                                           6,259,100         98,303
NEXT PLC (United Kingdom)                                                                         2,995,000         78,817
Shinsegae Co., Ltd. (South Korea)                                                                   187,060         46,186


COMMERCIAL SERVICES & SUPPLIES  -  0.53%
Adecco SA (Switzerland)                                                                           2,400,000        132,565
Vedior NV (Netherlands)                                                                           2,882,612         41,899
Brambles Industries Ltd. (Australia)                                                              6,234,136         26,688
Brambles Industries PLC (United Kingdom)                                                          3,000,000         11,856
Securitas AB, Class B (Sweden)                                                                      549,900          7,941


OTHER - 2.94%
Continental AG (Germany)                                                                          3,092,200        121,755
Gas Natural SDG, SA (Spain)                                                                       4,795,000        119,638
Yamato Transport Co., Ltd. (Japan)                                                                6,720,000        112,698
SAP AG (Germany)                                                                                    560,000         88,593
T-Online International AG (Germany) (1)                                                           6,950,000         82,900
Yahoo Japan Corp. (Japan) (1) (3)                                                                     5,160         62,873
Yahoo Japan Corp.  (1)                                                                                  660          8,042
Swedish Match AB (Sweden)                                                                         6,688,799         68,235
Gallaher Group PLC (United Kingdom)                                                               5,550,866         66,450
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                          1,743,700         59,617
Ryanair Holdings PLC (1)                                                                            519,200          2,924
Uni-Charm Corp. (Japan)                                                                           1,298,000         62,017
Bombardier Inc., Class B (Canada)                                                                12,000,000         53,665
Hindustan Lever Ltd. (India)                                                                     15,000,000         53,487
Shiseido Co., Ltd. (Japan)                                                                        3,972,000         51,675
ABB Ltd (Switzerland) (1)                                                                         8,202,500         48,349
ABB Ltd (Sweden) (1)                                                                                212,980          1,250
Hongkong and China Gas Co. Ltd. (Hong Kong)                                                      28,259,000         48,777
Siemens AG (Germany)                                                                                550,000         40,627
Johnson Electric Holdings Ltd. (Hong Kong)                                                       33,659,500         36,501
Matsushita Electric Works, Ltd. (Japan)                                                           2,515,000         24,009
Hilton Group PLC (United Kingdom)                                                                 4,129,039         17,249
TI Automotive Ltd., Class A (United Kingdom) (1) (3)                                              3,197,300              -


MISCELLANEOUS  -  4.80%
Other equity securities in initial period of acquisition                                        444,274,151      2,009,578

TOTAL EQUITY SECURITIES (cost: $29,936,725,000)                                                                 38,784,523



                                                                                                                 Principal
                                                                                                                    amount
BONDS & notes  -  0.00%                                                                                              (000)

HOUSEHOLD PRODUCTS  -  0.00%
Hindustan Lever Ltd. 9.00% 2005                                                                    INR          9,0001,343

TOTAL BONDS & notes (cost: $1,161,000)                                                                               1,343





SHORT-TERM SECURITIES  -  7.11%

CORPORATE SHORT-TERM NOTES  -  5.52%
ANZ (Delaware) Inc. 1.05%-1.09% due 4/6-4/8/04                                                     $ 75,600         75,585
NBNZ International Ltd. 1.03% due 5/25-6/14/04 (2)                                                   75,000         74,863
Alcon Capital Corp 1.00%-1.01% due 4/21-5/10/04 (2)                                                  89,000         88,919
Nestle Capital Corp. 1.00%-1.01% due 4/5-5/3/04 (2)                                                  59,030         58,984
Canada Government 0.97%-1.00% due 4/12-6/2/04                                                       128,500        128,441
Old Line Funding, LLC 1.02%-1.04% due 4/7-4/19/04 (2)                                                60,414         60,387
Royal Bank of Canada 1.035% due 4/6/04                                                               39,200         39,193
Thunder Bay Funding, LLC 1.03% due 4/7/04 (2)                                                        25,000         24,995
Amsterdam Funding Corp. 1.02% due 4/20-4/27/04 (2)                                                   72,500         72,452
ABN AMRO North America Finance Inc. 1.035% due 5/5/04                                                50,000         49,951
Bank of Ireland 1.02%-1.05% due 4/5-5/24/04 (2)                                                     110,000        109,896
Royal Bank of Scotland PLC 1.01%-1.02% due 5/7-5/12/04                                              100,000         99,889
Bank of America Corp. 1.02%-1.07% due 5/3-6/7/04                                                    100,000         99,858
ING (U.S.) Funding LLC 1.025%-1.075% due 5/3-6/22/04                                                100,000         99,845
Abbey National North America LLC 1.00%-1.035% due 4/21-5/19/04                                       92,500         92,396
Shell Finance (U.K.) PLC 1.01%-1.07% due 4/5-5/21/04                                                 60,000         59,959
Shell Finance (U.K.) PLC 1.00% due 4/8/04 (2)                                                        21,000         20,995
Barton Capital Corp. 1.02%-1.03% due 4/20-5/18/04 (2)                                                79,500         79,434
Siemens Capital Co. LLC 1.00%-1.02% due 4/2-6/1/04                                                   75,000         74,948
American Honda Finance Corp. 1.02%-1.03% due 5/7-5/12/04                                             70,000         69,925
Dexia Delaware LLC 1.02%-1.035% due 4/22-6/2/04                                                      67,900         67,837
Toyota Motor Credit Corp. 1.03%-1.04% due 4/7-5/11/04                                                60,900         60,860
BMW U.S. Capital Corp. 1.00%-1.03% due 4/8-4/13/04                                                   60,000         59,983
Private Export Funding Corp. 1.03%-1.06% due 6/3-6/24/04 (2)                                         60,000         59,870
Spintab AB (Swedmortgage) 1.02%-1.12% due 4/1-4/26/04                                                55,000         54,988
HBOS Treasury Services PLC 1.035%-1.08% due 4/1-5/19/04                                              55,000         54,958
Toronto-Dominion Holdings USA Inc. 1.03% due 5/6/04                                                  53,700         53,646
TotalFinaElf Capital SA 0.995% due 4/12/04 (2)                                                       50,000         49,983
Rabobank Nederland NV 1.025% due 4/15/04                                                             50,000         49,979
Aventis S.A. 1.01%-1.02% due 4/16-5/19/04 (2)                                                        50,000         49,955
UBS Finance (Delaware) LLC 1.01% due 5/12/04                                                         48,000         47,944
Svenska Handelsbanken 1.03% due 4/6/04                                                               42,300         42,293
Electricite de France 0.99%-1.02% due 4/15-4/28/04                                                   40,000         39,978
Credit Lyonnais N.A. Inc. 1.02% due 4/20/04                                                          35,000         34,981
BNP Paribas Finance Inc. 1.02% due 4/14/04                                                           30,000         29,988
CBA (Delaware) Finance Inc. 1.02% due 4/5/04                                                         25,000         24,996
Novartis Finance Corp. 0.98% due 5/18/04 (2)                                                         25,000         24,967
CDC Commercial Paper Corp. 1.02% due 5/25/04 (2)                                                     25,000         24,962


FEDERAL AGENCY DISCOUNT NOTES  -  0.80%
Federal Farm Credit Banks 0.95%-1.08% due 5/21-8/9/04                                               273,000        272,300
Federal Home Loan Bank 0.99% due 4/14-5/21/04                                                        36,000         35,965
Student Loan Marketing Assn. 1.021% due 7/15/04 (5)                                                  25,000         25,001


U.S. TREASURIES  -  0.45%
U.S. Treasury Bills 0.86%-1.00% due 5/20-8/26/04                                                    189,810        189,385


CERTIFICATES OF DEPOSIT  -  0.34%
Barclays Bank PLC 1.05% due 4/15/04                                                                  50,000         50,001
UBS Finance (Delaware) LLC 1.02% due 5/13/04                                                         50,000         50,001
BNP Paribas Finance Inc. 1.05% due 5/20/04                                                           40,000         40,003

TOTAL SHORT-TERM SECURITIES (cost: $2,975,660,000)                                                               2,975,739

TOTAL INVESTMENT SECURITIES (cost: $32,913,546,000)                                                             41,761,605

NEW TAIWANESE DOLLAR (cost: $7,541,000)                                                          NT$255,127          7,755

OTHER ASSETS LESS LIABILITIES                                                                                      118,667

NET ASSETS                                                                                                     $41,888,027

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) The fund owns 5.15% of the outstanding voting securities of Orkla AS and thus is considered an affiliate of this company under the Investment Company Act of 1940.
(5) Coupon rate may change periodically.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

The  descriptions of the companies  shown in the portfolio,  which were obtained
from  published  reports  and  other  sources  believed  to  be  reliable,   are
supplemental and are not covered by the Independent Auditors' report.

See Notes to Financial Statements



EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE SEPTEMBER 30, 2003
Adecco
Advanced Semiconductor Engineering
ALTANA
Antena 3 Television
BASF
Boral
Coles Myer
Continental
Credit Agricole
Daito Trust Construction
FANUC
Hongkong and China Gas
Konica Minolta Holdings
Korea Electric Power
Metropole Television
Mizuho Financial Group
NEXT
OTP Bank
Portugal Telecom
Promise
Publishing & Broadcasting
Rio Tinto
Royal Bank of Scotland Group
Shinhan Financial Group
Shinsegae
Shiseido
Siam Cement
STMicroelectronics
TDK
Telecom Italia
Telenor
T-Online International
Toyota Motor
Uni-Charm
VNU
Yamada Denki
Yamato Transport
Yokogawa Electric


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE SEPTEMBER 30, 2003 ASML Holding
Ayala Corp.
British Airways
Groupe Bruxelles Lambert
Hang Lung Group
Hang Seng Bank
JFE
KirchPayTV
Linde
mm02
Munchener Ruckversicherungs-Gesellschaft
Nikon
Qantas Airways
Turkcell Iletisim Hizmetleri



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at March 31, 2004                             (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $32,812,584)                                             $41,445,119
  Affiliated issuers (cost: $100,962)                                                      316,486             $41,761,605
 Cash denominated in non-U.S. currencies
  (cost: $7,541)                                                                                                     7,755
 Cash                                                                                                                6,500
 Receivables for:
  Sales of investments                                                                     116,026
  Sales of fund's shares                                                                   105,098
  Dividends and interest                                                                   158,895                 380,019
                                                                                                                42,155,879
LIABILITIES:
 Payables for:
  Purchases of investments                                                                 180,918
  Repurchases of fund's shares                                                              55,251
  Investment advisory services                                                              15,435
  Services provided by affiliates                                                           12,134
  Deferred Trustees' compensation                                                            1,772
  Other fees and expenses                                                                    2,342                 267,852
NET ASSETS AT MARCH 31, 2004                                                                                   $41,888,027

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                              $34,951,684
 Undistributed net investment income                                                                                46,878
 Accumulated net realized loss                                                                                  (1,961,298)
 Net unrealized appreciation                                                                                     8,850,763
NET ASSETS AT MARCH 31, 2004                                                                                   $41,888,027

SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING - UNLIMITED
   SHARES AUTHORIZED

                                                                                                                   Net asset
                                                              Net assets         Shares outstanding          value per share (1)

Class A                                                     $ 32,759,191            1,015,609                     $ 32.26
Class B                                                          737,067               23,036                       32.00
Class C                                                          939,197               29,529                       31.81
Class F                                                        2,448,775               76,099                       32.18
Class 529-A                                                      104,098                3,237                       32.15
Class 529-B                                                       24,214                  760                       31.86
Class 529-C                                                       49,682                1,560                       31.86
Class 529-E                                                        6,593                  206                       32.04
Class 529-F                                                        6,314                  196                       32.13
Class R-1                                                          7,871                  247                       31.89
Class R-2                                                        174,299                5,470                       31.86
Class R-3                                                      1,052,470               32,933                       31.96
Class R-4                                                      1,105,496               34,602                       31.95
Class R-5                                                      2,472,760               76,646                       32.26

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $34.23 and $34.11, respectively for which the maximum offering prices per share were $34.23 and $34.11, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended March 31, 2004                       (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $66,876; also includes
            $4,587 from affiliates)                                                           $575,724
  Interest (net of non-U.S. withholding
            tax of $21)                                                                         41,425                $617,149

 Fees and expenses:
  Investment advisory services                                                                 144,962
  Distribution services                                                                         86,074
  Transfer agent services                                                                       28,041
  Administrative services                                                                        8,089
  Reports to shareholders                                                                        1,611
  Registration statement and prospectus                                                          1,240
  Postage, stationery and supplies                                                               2,844
  Trustees' compensation                                                                           658
  Auditing and legal                                                                               154
  Custodian                                                                                     11,746
  State and local taxes                                                                            444
  Other                                                                                            165
  Total expenses before reimbursement                                                          286,028
   Reimbursement of expenses                                                                       372                 285,656
 Net investment income                                                                                                 331,493

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                                1,289,013
  Non-U.S. currency transactions                                                                (1,703)              1,287,310
 Net unrealized appreciation on:
  Investments                                                                               11,917,942
  Non-U.S. currency translations                                                                   712              11,918,654
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                            13,205,964
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                   $13,537,457




STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                             Year ended              Year ended
                                                                                              March 31,               March 31,
                                                                                                   2004                    2003
OPERATIONS:
 Net investment income                                                                         $331,493                $268,365
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                                              1,287,310              (1,007,785)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                          11,918,654              (5,986,277)
  Net increase (decrease) in net assets
   resulting from operations                                                                 13,537,457              (6,725,697)

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME AND CURRENCY GAINS                   (369,337)               (257,468)

CAPITAL SHARE TRANSACTIONS                                                                    6,043,871                 708,304

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                      19,211,991              (6,274,861)

NET ASSETS:
 Beginning of year                                                                           22,676,036              28,950,897
 End of year (including
  undistributed
  net investment income: $46,878 and $72,707,
  respectively)                                                                             $41,888,027             $22,676,036


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      SHARE CLASS      INITIAL SALES CHARGE  CONTINGENT DEFERRED SALES         CONVERSION FEATURE
                                               CHARGE UPON REDEMPTION
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended March 31, 2004, there were no non-U.S. taxes paid on realized gains. As of March 31, 2004, there were no non-U.S. taxes provided on unrealized gains.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2004, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $33,104,547,000.

During the year ended March 31, 2004, the fund reclassified $12,369,000 from undistributed net realized gains to undistributed net investment income and $354,000 from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:
                                                        (dollars in thousands)

Undistributed net investment income and currency gains                                                      $ 226,889
Short-term and long-term capital loss deferrals                                                           (1,956,077)
Gross unrealized appreciation on investment securities                                                      9,867,334
Gross unrealized depreciation on investment securities                                                    (1,202,521)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $764,548,000 and $1,191,529,000 expiring in 2010 and 2011,
respectively.   These  numbers   reflect  the  utilization  of  a  capital  loss
carryforward of $1,230,860,000 in the current period. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Tax basis distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class                                                      Year ended March 31, 2004        Year ended March 31, 2003 (1)
Class A                                                                          $ 303,448                           $ 236,801
Class B                                                                              3,046                               1,438
Class C                                                                              4,508                               1,506
Class F                                                                             20,822                               9,266
Class 529-A                                                                            829                                 320
Class 529-B                                                                             94                                  53
Class 529-C                                                                            188                                  99
Class 529-E                                                                             42                                  16
Class 529-F                                                                             47                                   4
Class R-1                                                                               40                                   7
Class R-2                                                                              865                                 141
Class R-3                                                                            7,174                                 339
Class R-4                                                                            5,608                                 295
Class R-5                                                                           22,626                               7,183
Total                                                                            $ 369,337                           $ 257,468

(1) Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.415% on such assets in excess of $44 billion. For the year ended March 31, 2004, the investment advisory services fee was $144,962,000, which was equivalent to an annualized rate of 0.454% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2004, unreimbursed expenses subject to reimbursement totaled $18,355,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.


------------------------------------------------- ---------------------------- -----------------------------
Share class                                        Currently approved limits           Plan limits
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Class A                                                      0.25%                        0.25%
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Class 529-A                                                  0.25                          0.50
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Classes B and 529-B                                          1.00                          1.00
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Classes C, 529-C and R-1                                     1.00                          1.00
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Class R-2                                                    0.75                          1.00
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Classes 529-E and R-3                                        0.50                          0.75
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Classes F, 529-F and R-4                                     0.25                          0.50
------------------------------------------------- ---------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the year ended March 31, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $66,765          $27,467        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          5,582             574          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          5,349          Included             $802               $190            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          3,894          Included             2,336               268            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A          84           Included              94                  9                  $62
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         154           Included              23                  10                  16
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         293           Included              44                  16                  29
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          20           Included               6                  1                    4
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          8            Included              5                   -*                   3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           39           Included               6                  6             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          672           Included              134                603            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          2,270         Included              681                584            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          944           Included              566                 32            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included             1,547                12            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $86,074          $28,041            $6,244             $1,731                $114
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $234,000 in current fees (either paid in cash or deferred) and a net increase of $424,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.


5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                        Sales(1)                            Reinvestments of dividends
                                                          Amount               Shares                   Amount              Shares
Year ended March 31, 2004
Class A                                              $ 6,729,056              244,186                $ 283,572               9,662
Class B                                                  172,143                6,179                    2,893                  99
Class C                                                  552,730               19,656                    4,341                 150
Class F                                                1,360,449               49,294                   18,145                 620
Class 529-A                                               48,829                1,722                      829                  28
Class 529-B                                               10,354                  377                       94                   3
Class 529-C                                               24,467                  872                      188                   7
Class 529-E                                                2,988                  106                       42                   2
Class 529-F                                                4,107                  146                       47                   1
Class R-1                                                  7,318                  267                       40                   1
Class R-2                                                137,821                4,975                      864                  30
Class R-3                                              1,025,927               36,625                    7,172                 246
Class R-4                                              1,052,529               35,921                    5,603                 192
Class R-5                                              1,376,667               49,049                   21,885                 747
Total net increase
   (decrease)                                       $ 12,505,385              449,375                $ 345,715              11,788

Year ended March 31, 2003(2)
Class A                                              $ 7,164,145              299,232                $ 221,164               9,688
Class B                                                  147,204                6,143                    1,374                  61
Class C                                                  470,319               19,960                    1,445                  64
Class F                                                1,086,194               46,454                    8,296                 364
Class 529-A                                               35,222                1,461                      320                  14
Class 529-B                                                8,666                  365                       53                   2
Class 529-C                                               16,234                  679                       99                   4
Class 529-E                                                2,434                  102                       16                   1
Class 529-F                                                1,254                   57                        4                 - *
Class R-1                                                  1,309                   59                        7                 - *
Class R-2                                                 37,913                1,698                      141                   6
Class R-3                                                 85,984                3,854                      339                  15
Class R-4                                                 94,445                4,173                      295                  13
Class R-5                                                909,161               39,513                    6,647                 291
Total net increase
   (decrease)                                       $ 10,060,484              423,750                $ 240,200              10,523



Share class                                                       Repurchases(1)                          Net increase (decrease)
                                                         Amount               Shares                    Amount              Shares
Year ended March 31, 2004
Class A                                            $ (5,566,575)            (207,526)              $ 1,446,053              46,322
Class B                                                 (54,047)              (1,993)                  120,989               4,285
Class C                                                 (97,414)              (3,656)                  459,657              16,150
Class F                                                (402,521)             (15,284)                  976,073              34,630
Class 529-A                                              (2,686)                 (97)                   46,972               1,653
Class 529-B                                                (250)                  (9)                   10,198                 371
Class 529-C                                              (1,105)                 (40)                   23,550                 839
Class 529-E                                                (162)                  (5)                    2,868                 103
Class 529-F                                                (206)                  (7)                    3,948                 140
Class R-1                                                (2,056)                 (76)                    5,302                 192
Class R-2                                               (25,887)                (949)                  112,798               4,056
Class R-3                                              (198,298)              (6,992)                  834,801              29,879
Class R-4                                              (149,668)              (5,215)                  908,464              30,898
Class R-5                                              (306,354)             (10,756)                1,092,198              39,040
Total net increase
   (decrease)                                      $ (6,807,229)            (252,605)              $ 6,043,871             208,558

Year ended March 31, 2003(2)
Class A                                            $ (8,516,979)            (359,134)             $ (1,131,670)            (50,214)
Class B                                                 (70,765)              (3,042)                   77,813               3,162
Class C                                                (307,126)             (13,213)                  164,638               6,811
Class F                                                (611,922)             (26,665)                  482,568              20,153
Class 529-A                                                (649)                 (29)                   34,893               1,446
Class 529-B                                                (103)                  (5)                    8,616                 362
Class 529-C                                                (251)                 (11)                   16,082                 672
Class 529-E                                                 (16)                  (1)                    2,434                 102
Class 529-F                                                 (16)                  (1)                    1,242                  56
Class R-1                                                   (84)                  (4)                    1,232                  55
Class R-2                                                (6,463)                (290)                   31,591               1,414
Class R-3                                               (17,822)                (815)                   68,501               3,054
Class R-4                                               (10,546)                (482)                   84,194               3,704
Class R-5                                               (49,638)              (2,198)                  866,170              37,606
Total net increase
   (decrease)                                      $ (9,592,380)            (405,890)                $ 708,304              28,383

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2004, the total value of restricted securities was $916,874,000, which represented 2.19% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $12,700,269,000 and $7,215,024,000, respectively, during the year ended March 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended March 31, 2004, the custodian fee of $11,746,000 included $21,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                                    Income (loss) from investment operations
                                                                                                           Net
                                                                    Net asset                    gains (losses)
                                                                       value,             Net    on securities    Total from
                                                                    beginning      investment   (both realized    investment
                                                                    of period          income   and unrealized)   operations
CLASS A:
 Year ended 3/31/2004                                                  $20.78            $.29           $11.50       $11.79
 Year ended 3/31/2003                                                   27.23             .25            (6.46)       (6.21)
 Year ended 3/31/2002                                                   28.72             .33            (1.16)        (.83)
 Year ended 3/31/2001                                                   44.61             .69           (12.65)      (11.96)
 Year ended 3/31/2000                                                   30.21             .34            15.74        16.08
CLASS B:
 Year ended 3/31/2004                                                   20.65             .08            11.41        11.49
 Year ended 3/31/2003                                                   27.09             .07            (6.43)       (6.36)
 Year ended 3/31/2002                                                   28.56             .11            (1.14)       (1.03)
 Year ended 3/31/2001                                                   44.59             .47           (12.65)      (12.18)
 Period from 3/15/2000 to 3/31/2000                                     43.09             .03             1.47         1.50
CLASS C:
 Year ended 3/31/2004                                                   20.58             .06            11.37        11.43
 Year ended 3/31/2003                                                   27.07             .05            (6.42)       (6.37)
 Year ended 3/31/2002                                                   28.56             .06            (1.14)       (1.08)
 Period from 3/15/2001 to 3/31/2001                                     28.87             .06             (.37)        (.31)
CLASS F:
 Year ended 3/31/2004                                                   20.75             .27            11.48        11.75
 Year ended 3/31/2003                                                   27.23             .24            (6.46)       (6.22)
 Year ended 3/31/2002                                                   28.72             .26            (1.11)        (.85)
 Period from 3/15/2001 to 3/31/2001                                     29.02             .07             (.37)        (.30)
CLASS 529-A:
 Year ended 3/31/2004                                                   20.74             .27            11.47        11.74
 Year ended 3/31/2003                                                   27.23             .23            (6.45)       (6.22)
 Period from 2/15/2002 to 3/31/2002                                     26.02             .11             1.10         1.21
CLASS 529-B:
 Year ended 3/31/2004                                                   20.61             .02            11.38        11.40
 Year ended 3/31/2003                                                   27.21             .02            (6.43)       (6.41)
 Period from 2/19/2002 to 3/31/2002                                     25.54             .08             1.59         1.67
CLASS 529-C:
 Year ended 3/31/2004                                                   20.61             .02            11.39        11.41
 Year ended 3/31/2003                                                   27.20             .02            (6.42)       (6.40)
 Period from 2/15/2002 to 3/31/2002                                     26.02             .09             1.09         1.18
CLASS 529-E:
 Year ended 3/31/2004                                                   20.69             .17            11.44        11.61
 Year ended 3/31/2003                                                   27.23             .15            (6.44)       (6.29)
 Period from 3/7/2002 to 3/31/2002                                      27.39             .06             (.22)        (.16)
CLASS 529-F:
 Year ended 3/31/2004                                                   20.74             .24            11.48        11.72
 Period from 9/16/2002 to 3/31/2003                                     22.67             .16            (1.83)       (1.67)
CLASS R-1:
 Year ended 3/31/2004                                                   20.67             .04            11.41        11.45
 Period from 6/17/2002 to 3/31/2003                                     26.26             .06            (5.41)       (5.35)
CLASS R-2:
 Year ended 3/31/2004                                                   20.64             .05            11.40        11.45
 Period from 5/31/2002 to 3/31/2003                                     27.34             .10            (6.55)       (6.45)
CLASS R-3:
 Year ended 3/31/2004                                                   20.68             .15            11.45        11.60
 Period from 5/21/2002 to 3/31/2003                                     27.64             .17            (6.86)       (6.69)
CLASS R-4:
 Year ended 3/31/2004                                                   20.63             .27            11.41        11.68
 Period from 6/7/2002 to 3/31/2003                                      26.69             .22            (6.00)       (5.78)
CLASS R-5:
 Year ended 3/31/2004                                                   20.78             .35            11.51        11.86
 Period from 5/15/2002 to 3/31/2003                                     27.55             .26            (6.74)       (6.48)




                                                                            Dividends and distributions

                                                                      Dividends
                                                                      (from net  Distributions            Total   Net asset
                                                                     investment  (from capital    dividends and  value, end
                                                                        income)         gains)    distributions   of period
CLASS A:
 Year ended 3/31/2004                                                    $(.31)            $-            $(.31)      $32.26
 Year ended 3/31/2003                                                     (.24)             -             (.24)       20.78
 Year ended 3/31/2002                                                     (.66)             -             (.66)       27.23
 Year ended 3/31/2001                                                     (.19)         (3.74)           (3.93)       28.72
 Year ended 3/31/2000                                                     (.29)         (1.39)           (1.68)       44.61
CLASS B:
 Year ended 3/31/2004                                                     (.14)             -             (.14)       32.00
 Year ended 3/31/2003                                                     (.08)             -             (.08)       20.65
 Year ended 3/31/2002                                                     (.44)             -             (.44)       27.09
 Year ended 3/31/2001                                                     (.11)         (3.74)           (3.85)       28.56
 Period from 3/15/2000 to 3/31/2000                                          -              -                -        44.59
CLASS C:
 Year ended 3/31/2004                                                     (.20)             -             (.20)       31.81
 Year ended 3/31/2003                                                     (.12)             -             (.12)       20.58
 Year ended 3/31/2002                                                     (.41)             -             (.41)       27.07
 Period from 3/15/2001 to 3/31/2001                                          -              -                -        28.56
CLASS F:
 Year ended 3/31/2004                                                     (.32)             -             (.32)       32.18
 Year ended 3/31/2003                                                     (.26)             -             (.26)       20.75
 Year ended 3/31/2002                                                     (.64)             -             (.64)       27.23
 Period from 3/15/2001 to 3/31/2001                                          -              -                -        28.72
CLASS 529-A:
 Year ended 3/31/2004                                                     (.33)             -             (.33)       32.15
 Year ended 3/31/2003                                                     (.27)             -             (.27)       20.74
 Period from 2/15/2002 to 3/31/2002                                          -              -                -        27.23
CLASS 529-B:
 Year ended 3/31/2004                                                     (.15)             -             (.15)       31.86
 Year ended 3/31/2003                                                     (.19)             -             (.19)       20.61
 Period from 2/19/2002 to 3/31/2002                                          -              -                -        27.21
CLASS 529-C:
 Year ended 3/31/2004                                                     (.16)             -             (.16)       31.86
 Year ended 3/31/2003                                                     (.19)             -             (.19)       20.61
 Period from 2/15/2002 to 3/31/2002                                          -              -                -        27.20
CLASS 529-E:
 Year ended 3/31/2004                                                     (.26)             -             (.26)       32.04
 Year ended 3/31/2003                                                     (.25)             -             (.25)       20.69
 Period from 3/7/2002 to 3/31/2002                                           -              -                -        27.23
CLASS 529-F:
 Year ended 3/31/2004                                                     (.33)             -             (.33)       32.13
 Period from 9/16/2002 to 3/31/2003                                       (.26)             -             (.26)       20.74
CLASS R-1:
 Year ended 3/31/2004                                                     (.23)             -             (.23)       31.89
 Period from 6/17/2002 to 3/31/2003                                       (.24)             -             (.24)       20.67
CLASS R-2:
 Year ended 3/31/2004                                                     (.23)             -             (.23)       31.86
 Period from 5/31/2002 to 3/31/2003                                       (.25)             -             (.25)       20.64
CLASS R-3:
 Year ended 3/31/2004                                                     (.32)             -             (.32)       31.96
 Period from 5/21/2002 to 3/31/2003                                       (.27)             -             (.27)       20.68
CLASS R-4:
 Year ended 3/31/2004                                                     (.36)             -             (.36)       31.95
 Period from 6/7/2002 to 3/31/2003                                        (.28)             -             (.28)       20.63
CLASS R-5:
 Year ended 3/31/2004                                                     (.38)             -             (.38)       32.26
 Period from 5/15/2002 to 3/31/2003                                       (.29)             -             (.29)       20.78




                                                                        Ratio of expenses    Ratio of expenses
                                                                               to average           to average         Ratio of
                                                             Net assets,       net assets           net assets       net income
                                                    Total  end of period           before                after       to average
                                                 return(2)  (in millions)   reimbursement       reimbursements (3)   net assets
CLASS A:
 Year ended 3/31/2004                              57.11%      $32,759               .87%                 .87%            1.08%
 Year ended 3/31/2003                              (23.16)      20,143                .90                  .90            1.06
 Year ended 3/31/2002                               (2.63)      27,765                .88                  .88            1.21
 Year ended 3/31/2001                              (28.02)      28,963                .84                  .84            1.89
 Year ended 3/31/2000                               54.32       38,837                .84                  .84             .93
CLASS B:
 Year ended 3/31/2004                               55.95          737               1.62                 1.62             .31
 Year ended 3/31/2003                              (23.79)         387               1.68                 1.68             .28
 Year ended 3/31/2002                               (3.34)         422               1.65                 1.65             .41
 Year ended 3/31/2001                              (28.53)         321               1.61                 1.61            1.40
 Period from 3/15/2000 to 3/31/2000                  3.48           30                .07                  .07             .06
CLASS C:
 Year ended 3/31/2004                               55.76          939               1.70                 1.70             .19
 Year ended 3/31/2003                              (23.80)         275               1.74                 1.74             .19
 Year ended 3/31/2002                               (3.53)         178               1.77                 1.77             .22
 Period from 3/15/2001 to 3/31/2001                 (1.07)          10                .08                  .08             .18
CLASS F:
 Year ended 3/31/2004                               57.02        2,449                .92                  .92             .97
 Year ended 3/31/2003                              (23.21)         861                .94                  .94            1.00
 Year ended 3/31/2002                               (2.71)         580                .95                  .95             .98
 Period from 3/15/2001 to 3/31/2001                 (1.03)           7                .05                  .05             .22
CLASS 529-A:
 Year ended 3/31/2004                               57.00          104                .91                  .91             .98
 Year ended 3/31/2003                              (23.22)          33                .94                  .94             .98
 Period from 2/15/2002 to 3/31/2002                  4.88            4                .13                  .13             .42
CLASS 529-B:
 Year ended 3/31/2004                               55.61           24               1.83                 1.83             .06
 Year ended 3/31/2003                              (23.91)           8               1.86                 1.86             .07
 Period from 2/19/2002 to 3/31/2002                  6.77            1                .20                  .20             .29
CLASS 529-C:
 Year ended 3/31/2004                               55.66           50               1.82                 1.82             .07
 Year ended 3/31/2003                              (23.88)          15               1.84                 1.84             .08
 Period from 2/15/2002 to 3/31/2002                  4.77            1                .22                  .22             .35
CLASS 529-E:
 Year ended 3/31/2004                               56.45            7               1.28                 1.28             .61
 Year ended 3/31/2003                              (23.48)           2               1.30                 1.30             .66
 Period from 3/7/2002 to 3/31/2002                   (.36)           - (4)            .09                  .09             .23
CLASS 529-F:
 Year ended 3/31/2004                               56.79            6               1.02                 1.02             .82
 Period from 9/16/2002 to 3/31/2003                 (7.57)           1               1.05 (5)             1.05 (5)        1.31 (5)
CLASS R-1:
 Year ended 3/31/2004                               55.72            8               1.82                 1.71             .15
 Period from 6/17/2002 to 3/31/2003                (20.56)           1               2.84 (5)             1.73 (5)         .32 (5)
CLASS R-2:
 Year ended 3/31/2004                               55.78          174               2.08                 1.67             .17
 Period from 5/31/2002 to 3/31/2003                (23.80)          29               2.33 (5)             1.70 (5)         .53 (5)
CLASS R-3:
 Year ended 3/31/2004                               56.46        1,052               1.29                 1.29             .51
 Period from 5/21/2002 to 3/31/2003                (24.40)          63               1.35 (5)             1.31 (5)         .87 (5)
CLASS R-4:
 Year ended 3/31/2004                               57.00        1,106                .92                  .92             .92
 Period from 6/7/2002 to 3/31/2003                 (21.87)          76                .96 (5)              .96 (5)        1.27 (5)
CLASS R-5:
 Year ended 3/31/2004                               57.49        2,473                .61                  .61            1.27
 Period from 5/15/2002 to 3/31/2003                (23.71)         782                .63 (5)              .63 (5)        1.31 (5)



                                                                                  Year ended March 31
                                                                2004          2003          2002         2001         2000

Portfolio turnover rate for all classes of shares                25%           29%           27%          37%          29%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Total returns exclude all sales charges, including contingent deferred sales charges.
(3) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start-up period for the retirement share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(4) Amount less than $1 million.
(5) Annualized.

See Notes to Financial Statements



INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
EUROPACIFIC GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of EuroPacific Growth Fund (the "Fund"), including the investment portfolio, as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended March 31, 2002 were audited by other auditors whose report, dated April 30, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the EuroPacific Growth Fund as of March 31, 2004, and the results of operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
Los Angeles, California
May 5, 2004



TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending March 31, 2004.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year is $66,091,000. Foreign source income earned by the fund for the fiscal year was $672,236,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the fund from ordinary income earned during the fiscal year are considered qualified dividend income. In addition, all of the dividends paid by the fund from ordinary income earned during the prior fiscal year are considered qualified dividend income.

Certain states may exempt from income taxation that portion of dividends paid by the fund from ordinary income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, $3,915,000 of the dividends paid by the fund from ordinary income earned during the fiscal year were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                     PART C
                                OTHER INFORMATION

                             EUROPACIFIC GROWTH FUND



Item 23. Exhibits for Registration Statement (1940 Act No. 2-83847 and 1933 Act. No. 811-3734

(a) Declaration of Trust and Restatement of Declaration of Trust - previously filed (see Post- Effective Amendment No. 17 filed 5/29/97); Establishment and Designation of Additional Classes of Shares - previously filed (see P/E Amendment No. 23 filed 3/14/01; and No. 25 filed 2/14/02)

(b)  By-laws - previously filed (see P/E Amendment No. 16 filed 5/6/97)

(c) Form of Share Certificate - previously filed (see P/E Amendment No. 23 filed 3/14/01)

(d) Form of Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 21 filed 3/13/00)

(e) Form of Amended and Restated Principal Underwriting Agreement and Selling Group Agreements - previously filed (see P/E Amendment No. 25 filed 2/14/02, and No. 26 filed 5/14/02)

(f)  Bonus or Profit  Sharing  Contracts - Deferred  Compensation  Plan  amended
     1/1/04

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 26 filed 5/14/02)

(h-1)Other  material  contracts  - Form of Amended and  Restated  Administrative
     Services Agreement; and Form of Amended Shareholder Services Agreement - previously filed (see P/E Amendment No. 25 filed 2/14/02)


(h-2) Form of Amended Shareholder Services Agreement



(i)  Legal opinion - previously filed (see P/E Amendment No. 26 filed 5/14/02)

(j)  Consent of Independent Accountants

(k)  Omitted financial statements - none

(l)  Initial capital agreements - none

(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 17 filed 5/29/97; No. 21 filed 3/13/00; No. 23 filed 3/14/01; No. 25 filed
     2/14/02; and No. 26 filed 5/14/02)

(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 25 filed 2/14/02)

(o)  Reserved

(p)  Code of Ethics for The Capital Group Companies and Registrant



                        EuroPacific Growth Fund -- Pg C-1

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None


Item 25.          Indemnification

                  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article VI of the Trust's By-Laws states:

                  (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

                  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

                  (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.


                        EuroPacific Growth Fund -- Pg C-2

                  (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

                  (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

                  (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

                  (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

                  (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

                  (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                  (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is,

                        EuroPacific Growth Fund -- Pg C-3
therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980).


Item 26.          Business and Other Connections of Investment Adviser

                  None


Item 27.          Principal Underwriters

                  (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       27304 Park Vista Road
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Dana W. Anderson                         Regional Vice President                               None
       Emerald Plaza Ctr.
       402 W. Broadway, Suite 400
       San Diego, CA 92101



                        EuroPacific Growth Fund -- Pg C-4






(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011

L      Nancy J. Batlin                          Vice President                                        None

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665



                        EuroPacific Growth Fund -- Pg C-5






(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       Bill Brady                               Regional Vice President                               None
       646 Somerset Drive
       Indianapolis, IN 46260

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       7424 Somerset Avenue
       St. Louis, MO 63105

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President
       161 Bay Avenue
       Huntington Bay, NY 11743

       Cody Callaway                            Regional Vice President                               None
       9942 South 78th East Avenue
       Tulsa, OK 74133

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

S      Kathleen D. Campbell                     Assistant Vice President                              None

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521



                        EuroPacific Growth Fund -- Pg C-6





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


L      Denise M. Cassin                         Vice President                                        None

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424



                        EuroPacific Growth Fund -- Pg C-7





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       James A. DePerno, Jr.                    Vice President                                        None
       1 Nehercrest Ln.
       Orchard Park, NY 14127

L      Bruce L. DePriester                      Senior Vice President,                                None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

L      Michael J. Downer                        Secretary                                             None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

B      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Vice President                                        None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       William F. Flannery                      Regional Vice President                               None
       35 Camelot Dr.
       Shrewsbury, MA 01545



                        EuroPacific Growth Fund -- Pg C-8





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

L      J. Christopher Gies                      Senior Vice President                                 None

B      Lori A. Giacomini                        Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328

       Jeffrey J. Greiner                       Senior Vice President                                 None
       12210 Taylor Road
       Plain City, OH  43064


       Eric M. Grey                             Regional Vice President                               None
       601 Fisher Road
       N. Dartmouth, MA 02747

L      Paul G. Haaga, Jr.                       Director                                              None

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867



                        EuroPacific Growth Fund -- Pg C-9






(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Calvin L. Harrelson, III                 Regional Vice President                               None
       2048 Kings Manor
       Weddington, NC 28104

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Marc Ialeggio                            Regional Vice President                               None
       48 Tyrrel Court
       Danville, CA 94526

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

N      Michael J. Johnston                      Director                                              None

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Vice President                                        None
       1576 Sandy Springs Dr.
       Orange Park, FL 32003

L      Maria K. Khader                          Assistant Vice President                              None

       Andrew J. Kilbride                       Regional Vice President                               None
       3080 Tuscany Court
       Ann Arbor, MI 48103



                                       EuroPacific Growth Fund -- Pg C-10





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

L      Edward K. Klodt                          Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110



                                       EuroPacific Growth Fund -- Pg C-11





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Senior Vice President                                 None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       Andrew J. Moscardini                     Regional Vice President                               None
       4073 Colleton Court
       Tallahassee, FL 32311

       William E. Noe                           Vice President                                        None
       3600 Knollwood Road
       Nashville, TN  37215

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

       Eric P. Olson                            Senior Vice President                                 None
       62 Park Drive
       Glenview, IL  60025



                                       EuroPacific Growth Fund -- Pg C-12





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgram                      Assistant Vice President                              None

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

N      Gregory S. Porter                        Assistant Vice President                              None

S      Richard P. Prior                         Vice President                                        None

       Mike Quinn                               Regional Vice President                               None
       1035 Vintage Club Drive
       Duluth, GA 30097



                                       EuroPacific Growth Fund -- Pg C-13





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant



       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       214-A 50th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       233 Glenhaven Court
       Swedesboro, NJ 08085

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

L      Dean B. Rydquist                         Senior Vice President                                 None

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601



                                       EuroPacific Growth Fund -- Pg C-14





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


S      Sherrie L. Senft                         Vice President                                        None

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       P.O. Box 426
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Regional Vice President                               None
       1820 38th Avenue E.
       Seattle, WA 98112

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Addison, TX 75001-6016

       Anthony L. Soave                         Vice President                                        None



       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230



                                       EuroPacific Growth Fund -- Pg C-15





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None

       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None



                                       EuroPacific Growth Fund -- Pg C-16





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

S      Cindy Vaquiax                            Assistant Vice President                              None

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

L      A. Jordan Wallens                        Regional Vice President                               None
       2016 Dracena Drive, #10
       Los Angeles, CA 90027

       Thomas E. Warren                         Vice President                                        None
       119 Faubel St.
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Senior Vice President                                 None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None



                                       EuroPacific Growth Fund -- Pg C-17





(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       George J. Wenzel                         Vice President                                        None



       251 Barden Road
       Bloomfield Hills, MI 48304

       Brian E. Whalen                          Regional Vice President                               None
       4072 Yellow Ginger Glen
       Norcross, GA 30092

H      J. D. Wiedmaier                          Assistant Vice President                              None

L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322



                                       EuroPacific Growth Fund -- Pg C-18




(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Scott D. Zambon                            Regional Vice President                              None
       2178 Pieper Lane
       Tustin, CA 92782

----------
L        Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW       Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA  90025
B        Business Address, 135 South State College Boulevard, Brea, CA  92821
S        Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF       Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H        Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I        Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N        Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111

         (c)      None


Item 28.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 29.          Management Services

                  None


Item 30.          Undertakings

                  n/a


                                       EuroPacific Growth Fund -- Pg C-19

                             SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 27th day of May, 2004.


EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
   (Gina H. Despres, Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on May 27, 2004, by the following persons in the capacities indicated.


          Signature                              Title

(1) Principal Executive Officer:

           /s/ Mark E. Denning                   President and Trustee
          (Mark E. Denning)

(2)       Principal Financial Officer and
Fin
ancial Officer and

          Principal Accounting Officer:

           /s/ R. Marcia Gould                   Treasurer
          (R. Marcia Gould)

(3) Trustees:

          Elisabeth Allison*                     Trustee
           /s/ Mark E. Denning                   President and Trustee
          ----------------------------------
          (Mark E. Denning)
          /s/ Gina H. Despres                    Chairman of the Board
          -------------------
          (Gina H. Despres)                      Trustee
          Robert A. Fox*                         Trustee
          Koichi Itoh*                           Trustee
          William H. Kling*                      Trustee
          John G. McDonald*                      Trustee
          William I. Miller*                     Trustee
          Alessandro Ovi                         Trustee
          Kirk P. Pendleton                      Trustee

          *By /s/ Vincent P. Corti
                (Vincent P. Corti, Attorney-in-Fact)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).


/s/ Herbert Y. Poon
(Herbert Y. Poon)



                                       EuroPacific Growth Fund -- Pg C-20